UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04000

Calvert Variable Products, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

December 31
Date of Fiscal Year End

June 30, 2019
Date of Reporting Period

____________________________________________________________________________________

Item 1. Report to Stockholders

Calvert VP S&P 500 Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP EAFE International Index Portfolio
Calvert VP Volatility Managed Moderate Portfolio
Calvert VP Volatility Managed Moderate Growth Portfolio
Calvert VP Volatility Managed Growth Portfolio
Calvert VP Nasdaq 100 Index Portfolio

Calvert VP S&P 500 Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
31	Board of Directors’ Contract Approval
34	Officers and Directors
35	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	12/29/1995	12/29/1995	18.41%	10.08%	10.32%	14.28%

S&P 500® Index	—	—	18.54%	10.42%	10.71%	14.69%

% Total Annual Operating Expense Ratios[3]
Gross						0.39%
Net						0.28

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	21.1%	Microsoft Corp.	4.1%
Health Care	13.9%	Apple, Inc.	3.4%
Financials	12.9%	Amazon.com, Inc.	3.1%
Consumer Discretionary	10.1%	Facebook, Inc., Class A	1.9%
Communication Services	10.0%	Berkshire Hathaway, Inc., Class B	1.6%
Industrials	9.2%	Johnson & Johnson	1.5%
Consumer Staples	7.1%	JPMorgan Chase & Co.	1.4%
Energy	5.0%	SPDR S&P 500 ETF Trust	1.3%
Utilities	3.3%	Alphabet, Inc., Class C	1.3%
Real Estate	3.0%	Alphabet, Inc., Class A	1.3%
Materials	2.8%	Total	20.9%
Exchange-Traded Funds	1.4%
U.S. Treasury Obligations	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[5]	Excludes cash and cash equivalents.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
	$1,000.00	$1,184.10	$1.52**	0.28%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.41	$1.40**	0.28%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.5%
Arconic, Inc.	7,247	187,118
Boeing Co. (The)	9,130	3,323,411
General Dynamics Corp.	4,702	854,918
Huntington Ingalls Industries, Inc.	721	162,038
L3Harris Technologies, Inc.	3,844	725,974
Lockheed Martin Corp.	4,266	1,550,862
Northrop Grumman Corp.	2,946	951,882
Raytheon Co.	4,898	851,664
Textron, Inc.	4,073	216,032
TransDigm Group, Inc. (1)	854	413,165
United Technologies Corp.	14,167	1,844,543
		11,081,607

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	2,445	206,236
Expeditors International of Washington, Inc.	3,077	233,421
FedEx Corp.	4,168	684,344
United Parcel Service, Inc., Class B	12,078	1,247,295
		2,371,296

Airlines - 0.4%
Alaska Air Group, Inc.	2,341	149,613
American Airlines Group, Inc.	6,936	226,183
Delta Air Lines, Inc.	10,347	587,192
Southwest Airlines Co.	8,632	438,333
United Continental Holdings, Inc. (1)	3,839	336,105
		1,737,426

Auto Components - 0.1%
Aptiv plc	4,513	364,786
BorgWarner, Inc.	3,767	158,138
		522,924

Automobiles - 0.4%
Ford Motor Co.	69,086	706,750
General Motors Co.	22,748	876,480
Harley-Davidson, Inc. (2)	2,871	102,868
		1,686,098

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Banks - 5.3%
Bank of America Corp.	154,161	4,470,669
BB&T Corp.	13,253	651,120
Citigroup, Inc.	40,165	2,812,755
Citizens Financial Group, Inc.	7,961	281,501
Comerica, Inc.	2,678	194,530
Fifth Third Bancorp	12,630	352,377
First Republic Bank	2,900	283,185
Huntington Bancshares, Inc.	18,167	251,068
JPMorgan Chase & Co.	56,559	6,323,296
KeyCorp	18,080	320,920
M&T Bank Corp.	2,404	408,848
People’s United Financial, Inc.	6,516	109,339
PNC Financial Services Group, Inc. (The)	7,872	1,080,668
Regions Financial Corp.	18,417	275,150
SunTrust Banks, Inc.	7,692	483,442
SVB Financial Group (1)	939	210,890
U.S. Bancorp	26,111	1,368,216
Wells Fargo & Co.	70,570	3,339,373
Zions BanCorp NA	3,431	157,757
		23,375,104

Beverages - 1.8%
Brown-Forman Corp., Class B	3,095	171,556
Coca-Cola Co. (The)	67,018	3,412,556
Constellation Brands, Inc., Class A	2,890	569,157
Molson Coors Brewing Co., Class B	3,257	182,392
Monster Beverage Corp. (1)	6,798	433,916
PepsiCo, Inc.	24,468	3,208,489
		7,978,066

Biotechnology - 2.1%
AbbVie, Inc.	25,779	1,874,649
Alexion Pharmaceuticals, Inc. (1)	3,933	515,144
Amgen, Inc.	10,594	1,952,262
Biogen, Inc. (1)	3,414	798,432
Celgene Corp. (1)	12,189	1,126,751
Gilead Sciences, Inc.	22,135	1,495,441
Incyte Corp. (1)	3,114	264,566
Regeneron Pharmaceuticals, Inc. (1)	1,360	425,680
Vertex Pharmaceuticals, Inc. (1)	4,437	813,657
		9,266,582

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Building Products - 0.3%
A.O. Smith Corp.	2,717	128,134
Allegion plc	1,639	181,191
Fortune Brands Home & Security, Inc.	2,616	149,452
Johnson Controls International plc	13,822	570,987
Masco Corp.	5,426	212,916
		1,242,680

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	889	81,913
Ameriprise Financial, Inc.	2,351	341,271
Bank of New York Mellon Corp. (The)	15,245	673,067
BlackRock, Inc.	2,067	970,043
Cboe Global Markets, Inc.	1,973	204,462
Charles Schwab Corp. (The)	20,587	827,392
CME Group, Inc.	6,209	1,205,229
E*Trade Financial Corp.	4,415	196,909
Franklin Resources, Inc. (2)	5,128	178,454
Goldman Sachs Group, Inc. (The)	5,944	1,216,142
Intercontinental Exchange, Inc.	9,866	847,884
Invesco Ltd.	6,891	140,990
MarketAxess Holdings, Inc.	700	224,994
Moody’s Corp.	2,884	563,274
Morgan Stanley	22,206	972,845
MSCI, Inc.	1,511	360,812
Nasdaq, Inc.	2,032	195,417
Northern Trust Corp.	3,781	340,290
Raymond James Financial, Inc.	2,275	192,351
S&P Global, Inc.	4,314	982,686
State Street Corp.	6,696	375,378
T. Rowe Price Group, Inc.	4,107	450,579
		11,542,382

Chemicals - 1.9%
Air Products & Chemicals, Inc.	3,870	876,052
Albemarle Corp. (2)	1,914	134,765
Celanese Corp.	2,223	239,639
CF Industries Holdings, Inc.	3,840	179,366
Corteva, Inc. (1)	13,043	385,681
Dow, Inc. (1)	13,043	643,150
DuPont de Nemours, Inc.	13,043	979,138
Eastman Chemical Co.	2,493	194,030
Ecolab, Inc.	4,396	867,946
FMC Corp.	2,376	197,089
International Flavors & Fragrances, Inc. (2)	1,758	255,068
Linde plc	9,427	1,892,942
LyondellBasell Industries NV, Class A	5,274	454,250

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mosaic Co. (The)	6,258	156,638
PPG Industries, Inc.	4,094	477,811
Sherwin-Williams Co. (The)	1,416	648,939
		8,582,504

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,519	360,444
Copart, Inc. (1)	3,607	269,587
Republic Services, Inc.	3,847	333,304
Rollins, Inc.	2,850	102,230
Waste Management, Inc.	6,766	780,593
		1,846,158

Communications Equipment - 1.2%
Arista Networks, Inc. (1)	948	246,120
Cisco Systems, Inc.	74,636	4,084,828
F5 Networks, Inc. (1)	1,073	156,261
Juniper Networks, Inc.	5,981	159,274
Motorola Solutions, Inc.	2,844	474,180
		5,120,663

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	2,104	177,557
Quanta Services, Inc.	2,533	96,735
		274,292

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,112	255,882
Vulcan Materials Co.	2,334	320,482
		576,364

Consumer Finance - 0.7%
American Express Co.	11,894	1,468,195
Capital One Financial Corp.	8,120	736,809
Discover Financial Services	5,699	442,185
Synchrony Financial	11,334	392,950
		3,040,139

Containers & Packaging - 0.4%
Amcor PLC (1)	28,388	326,178
Avery Dennison Corp.	1,505	174,098
Ball Corp.	5,992	419,380
International Paper Co.	6,901	298,951
Packaging Corp. of America	1,640	156,325
Sealed Air Corp.	2,811	120,255
WestRock Co.	4,502	164,188
		1,659,375

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Distributors - 0.1%
Genuine Parts Co.	2,590	268,272
LKQ Corp. (1)	5,893	156,813
		425,085

Diversified Consumer Services - 0.0% (3)
H&R Block, Inc.	3,979	116,585

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (1)	33,787	7,202,375
Jefferies Financial Group, Inc.	4,564	87,766
		7,290,141

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	127,393	4,268,940
CenturyLink, Inc.	17,457	205,294
Verizon Communications, Inc.	72,192	4,124,329
		8,598,563

Electric Utilities - 1.9%
Alliant Energy Corp.	4,129	202,652
American Electric Power Co., Inc.	8,561	753,454
Duke Energy Corp.	12,617	1,113,324
Edison International	5,654	381,136
Entergy Corp.	3,398	349,756
Evergy, Inc.	4,419	265,803
Eversource Energy	5,501	416,756
Exelon Corp.	16,829	806,782
FirstEnergy Corp.	8,926	382,122
NextEra Energy, Inc.	8,298	1,699,928
Pinnacle West Capital Corp.	1,946	183,099
PPL Corp.	12,914	400,463
Southern Co. (The)	17,954	992,497
Xcel Energy, Inc.	8,924	530,889
		8,478,661

Electrical Equipment - 0.5%
AMETEK, Inc.	4,092	371,717
Eaton Corp. plc	7,351	612,191
Emerson Electric Co.	10,666	711,636
Rockwell Automation, Inc.	2,075	339,947
		2,035,491

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	5,300	508,482
Corning, Inc.	13,654	453,722

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
FLIR Systems, Inc.	2,498	135,142
IPG Photonics Corp. (1)	616	95,018
Keysight Technologies, Inc. (1)	3,258	292,601
TE Connectivity Ltd.	5,881	563,282
		2,048,247

Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co.	8,982	221,227
Halliburton Co.	15,528	353,107
Helmerich & Payne, Inc.	1,982	100,329
National Oilwell Varco, Inc.	6,752	150,097
Schlumberger Ltd.	24,052	955,826
TechnipFMC plc	7,315	189,751
		1,970,337

Entertainment - 2.0%
Activision Blizzard, Inc.	13,454	635,029
Electronic Arts, Inc. (1)	5,199	526,451
Netflix, Inc. (1)	7,625	2,800,815
Take-Two Interactive Software, Inc. (1)	2,009	228,082
Viacom, Inc., Class B	6,237	186,299
Walt Disney Co. (The)	30,436	4,250,083
		8,626,759

Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	2,027	285,989
American Tower Corp.	7,656	1,565,269
Apartment Investment & Management Co., Class A	2,585	129,560
AvalonBay Communities, Inc.	2,404	488,445
Boston Properties, Inc.	2,681	345,849
Crown Castle International Corp.	7,212	940,084
Digital Realty Trust, Inc.	3,607	424,869
Duke Realty Corp.	6,243	197,341
Equinix, Inc.	1,446	729,203
Equity Residential	6,420	487,406
Essex Property Trust, Inc.	1,166	340,390
Extra Space Storage, Inc.	2,232	236,815
Federal Realty Investment Trust	1,393	179,363
HCP, Inc.	8,291	265,146
Host Hotels & Resorts, Inc.	13,088	238,463
Iron Mountain, Inc. (2)	5,271	164,982
Kimco Realty Corp.	7,958	147,064
Macerich Co. (The) (2)	2,033	68,085
Mid-America Apartment Communities, Inc.	1,976	232,694
Prologis, Inc.	10,939	876,214
Public Storage	2,644	629,722
Realty Income Corp.	5,445	375,542

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Regency Centers Corp.	2,902	193,680
SBA Communications Corp. (1)	2,018	453,727
Simon Property Group, Inc.	5,362	856,633
SL Green Realty Corp.	1,528	122,805
UDR, Inc.	4,724	212,060
Ventas, Inc.	6,416	438,534
Vornado Realty Trust	3,055	195,826
Welltower, Inc.	7,033	573,401
Weyerhaeuser Co.	12,955	341,235
		12,736,396

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	7,639	2,018,682
Kroger Co. (The)	14,059	305,221
Sysco Corp.	8,198	579,762
Walgreens Boots Alliance, Inc.	13,498	737,936
Walmart, Inc.	24,296	2,684,465
		6,326,066

Food Products - 1.1%
Archer-Daniels-Midland Co.	9,720	396,576
Campbell Soup Co. (2)	3,348	134,154
Conagra Brands, Inc.	8,545	226,613
General Mills, Inc.	10,356	543,897
Hershey Co. (The)	2,467	330,652
Hormel Foods Corp. (2)	4,798	194,511
JM Smucker Co. (The)	2,007	231,186
Kellogg Co.	4,466	239,244
Kraft Heinz Co. (The)	10,973	340,602
Lamb Weston Holdings, Inc.	2,542	161,061
McCormick & Co., Inc.	2,140	331,722
Mondelez International, Inc., Class A	25,062	1,350,842
Tyson Foods, Inc., Class A	5,222	421,624
		4,902,684

Gas Utilities - 0.1%
Atmos Energy Corp.	2,095	221,148

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	30,675	2,579,767
ABIOMED, Inc. (1)	800	208,392
Align Technology, Inc. (1)	1,263	345,683
Baxter International, Inc.	8,272	677,477
Becton Dickinson and Co.	4,669	1,176,635
Boston Scientific Corp. (1)	24,052	1,033,755
Cooper Cos., Inc. (The)	867	292,084
Danaher Corp.	10,904	1,558,400

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
DENTSPLY SIRONA, Inc.	3,924	229,005
Edwards Lifesciences Corp. (1)	3,606	666,172
Hologic, Inc. (1)	4,799	230,448
IDEXX Laboratories, Inc. (1)	1,493	411,068
Intuitive Surgical, Inc. (1)	2,017	1,058,017
Medtronic plc	23,286	2,267,824
ResMed, Inc.	2,519	307,394
Stryker Corp.	5,368	1,103,553
Teleflex, Inc.	800	264,920
Varian Medical Systems, Inc. (1)	1,616	219,986
Zimmer Holdings, Inc.	3,548	417,741
		15,048,321

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	2,825	240,859
Anthem, Inc.	4,460	1,258,657
Cardinal Health, Inc.	5,342	251,608
Centene Corp. (1)	7,244	379,875
Cigna Corp.	6,596	1,039,200
CVS Health Corp.	22,510	1,226,570
DaVita, Inc. (1)	2,330	131,086
HCA Healthcare, Inc.	4,635	626,513
Henry Schein, Inc. (1)	2,702	188,870
Humana, Inc.	2,353	624,251
Laboratory Corp. of America Holdings (1)	1,711	295,832
McKesson Corp.	3,329	447,384
Quest Diagnostics, Inc.	2,412	245,566
UnitedHealth Group, Inc.	16,571	4,043,490
Universal Health Services, Inc., Class B	1,519	198,062
WellCare Health Plans, Inc. (1)	882	251,432
		11,449,255

Health Care Technology - 0.1%
Cerner Corp.	5,827	427,119

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	7,116	331,250
Chipotle Mexican Grill, Inc. (1)	432	316,604
Darden Restaurants, Inc.	2,190	266,589
Hilton Worldwide Holdings, Inc.	5,082	496,715
Marriott International, Inc., Class A	4,800	673,392
McDonald’s Corp.	13,262	2,753,987
MGM Resorts International	9,124	260,673
Norwegian Cruise Line Holdings Ltd. (1)	3,872	207,655
Royal Caribbean Cruises Ltd.	3,084	373,811

12 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Starbucks Corp.	21,037	1,763,532
Wynn Resorts Ltd.	1,681	208,427
Yum! Brands, Inc.	5,318	588,543
		8,241,178

Household Durables - 0.3%
D.R. Horton, Inc.	6,055	261,152
Garmin Ltd.	2,106	168,059
Leggett & Platt, Inc. (2)	2,459	94,352
Lennar Corp., Class A	5,198	251,895
Mohawk Industries, Inc. (1)	1,067	157,350
Newell Brands, Inc. (2)	6,971	107,493
PulteGroup, Inc.	4,425	139,919
Whirlpool Corp.	1,100	156,596
		1,336,816

Household Products - 1.7%
Church & Dwight Co., Inc.	4,331	316,423
Clorox Co. (The)	2,260	346,029
Colgate-Palmolive Co.	14,954	1,071,753
Kimberly-Clark Corp.	5,977	796,614
Procter & Gamble Co. (The)	43,783	4,800,806
		7,331,625

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	11,494	192,640
NRG Energy, Inc.	4,876	171,245
		363,885

Industrial Conglomerates - 1.4%
3M Co.	10,068	1,745,187
General Electric Co.	151,069	1,586,224
Honeywell International, Inc.	12,640	2,206,818
Roper Technologies, Inc.	1,824	668,058
		6,206,287

Insurance - 2.4%
Aflac, Inc.	13,021	713,681
Allstate Corp. (The)	5,761	585,836
American International Group, Inc.	15,089	803,942
Aon plc	4,165	803,762
Arthur J. Gallagher & Co.	3,223	282,303
Assurant, Inc.	1,106	117,656
Chubb Ltd.	7,955	1,171,692
Cincinnati Financial Corp.	2,630	272,652
Everest Re Group Ltd.	708	175,003
Hartford Financial Services Group, Inc. (The)	6,325	352,429

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Lincoln National Corp.	3,545	228,475
Loews Corp.	4,754	259,901
Marsh & McLennan Cos., Inc.	8,766	874,408
MetLife, Inc.	16,613	825,168
Principal Financial Group, Inc.	4,492	260,177
Progressive Corp. (The)	10,133	809,931
Prudential Financial, Inc.	7,098	716,898
Torchmark Corp.	1,760	157,450
Travelers Cos., Inc. (The)	4,571	683,456
Unum Group	3,725	124,974
Willis Towers Watson plc	2,308	442,074
		10,661,868

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A (1)	5,221	5,653,299
Alphabet, Inc., Class C (1)	5,343	5,775,302
Facebook, Inc., Class A (1)	41,919	8,090,367
TripAdvisor, Inc. (1)	1,951	90,312
Twitter, Inc. (1)	12,705	443,404
		20,052,684

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (1)	7,220	13,672,009
Booking Holdings, Inc. (1)	752	1,409,782
eBay, Inc.	14,229	562,045
Expedia Group, Inc.	2,029	269,918
		15,913,754

IT Services - 5.1%
Accenture plc, Class A	11,142	2,058,707
Akamai Technologies, Inc. (1)	2,991	239,699
Alliance Data Systems Corp.	834	116,868
Automatic Data Processing, Inc.	7,560	1,249,895
Broadridge Financial Solutions, Inc.	2,053	262,127
Cognizant Technology Solutions Corp., Class A	9,980	632,632
DXC Technology Co.	4,808	265,161
Fidelity National Information Services, Inc.	5,604	687,499
Fiserv, Inc. (1)(2)	6,796	619,523
FleetCor Technologies, Inc. (1)	1,539	432,228
Gartner, Inc. (1)	1,603	257,987
Global Payments, Inc.	2,735	437,956
International Business Machines Corp.	15,400	2,123,660
Jack Henry & Associates, Inc.	1,400	187,488
MasterCard, Inc., Class A	15,681	4,148,095
Paychex, Inc.	5,546	456,380
PayPal Holdings, Inc. (1)	20,500	2,346,430
Total System Services, Inc.	2,847	365,185

14 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
VeriSign, Inc. (1)	1,822	381,090
Visa, Inc., Class A	30,319	5,261,862
Western Union Co. (The) (2)	7,812	155,381
		22,685,853

Leisure Products - 0.1%
Hasbro, Inc.	2,129	224,993

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	5,512	411,581
Illumina, Inc. (1)	2,551	939,150
IQVIA Holdings, Inc. (1)	2,741	441,027
Mettler-Toledo International, Inc. (1)	445	373,800
PerkinElmer, Inc.	1,923	185,262
Thermo Fisher Scientific, Inc.	6,947	2,040,195
Waters Corp. (1)	1,207	259,795
		4,650,810

Machinery - 1.5%
Caterpillar, Inc.	9,988	1,361,265
Cummins, Inc.	2,512	430,406
Deere & Co.	5,527	915,879
Dover Corp.	2,515	252,003
Flowserve Corp.	2,403	126,614
Fortive Corp.	5,270	429,610
Illinois Tool Works, Inc.	5,239	790,094
Ingersoll-Rand plc	4,203	532,394
PACCAR, Inc.	6,017	431,178
Parker-Hannifin Corp.	2,228	378,782
Pentair plc	2,736	101,779
Snap-on, Inc. (2)	1,000	165,640
Stanley Black & Decker, Inc.	2,627	379,891
Wabtec Corp. (2)	2,687	192,819
Xylem, Inc.	3,170	265,139
		6,753,493

Media - 1.4%
CBS Corp., Class B	6,218	310,278
Charter Communications, Inc., Class A (1)	3,011	1,189,887
Comcast Corp., Class A	78,880	3,335,047
Discovery, Inc., Class A (1)(2)	2,923	89,736
Discovery, Inc., Class C (1)	6,463	183,872
DISH Network Corp., Class A (1)	4,169	160,131
Fox Corp., Class A	6,317	231,455
Fox Corp., Class B	2,865	104,659
Interpublic Group of Cos., Inc. (The)	7,221	163,122

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
News Corp., Class A	6,766	91,273
News Corp., Class B	2,023	28,241
Omnicom Group, Inc. (2)	3,882	318,130
		6,205,831

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	25,147	291,957
Newmont Goldcorp Corp.	14,182	545,582
Nucor Corp.	5,473	301,562
		1,139,101

Multi-Utilities - 1.1%
Ameren Corp.	4,307	323,499
CenterPoint Energy, Inc.	9,125	261,249
CMS Energy Corp.	4,999	289,492
Consolidated Edison, Inc.	5,658	496,093
Dominion Energy, Inc.	13,871	1,072,506
DTE Energy Co.	3,208	410,239
NiSource, Inc.	6,676	192,269
Public Service Enterprise Group, Inc.	8,917	524,498
Sempra Energy	4,826	663,285
WEC Energy Group, Inc.	5,474	456,367
		4,689,497

Multiline Retail - 0.5%
Dollar General Corp.	4,562	616,600
Dollar Tree, Inc. (1)	4,130	443,521
Kohl’s Corp.	2,942	139,892
Macy’s, Inc.	5,802	124,511
Nordstrom, Inc. (2)	2,105	67,065
Target Corp.	8,899	770,742
		2,162,331

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	8,670	611,755
Apache Corp.	6,750	195,548
Cabot Oil & Gas Corp.	7,347	168,687
Chevron Corp.	33,184	4,129,417
Cimarex Energy Co.	1,817	107,803
Concho Resources, Inc.	3,534	364,638
ConocoPhillips	19,687	1,200,907
Devon Energy Corp.	7,249	206,741
Diamondback Energy, Inc.	2,750	299,667
EOG Resources, Inc.	10,066	937,749
Exxon Mobil Corp.	73,764	5,652,535
Hess Corp.	4,442	282,378
HollyFrontier Corp.	2,977	137,776

16 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kinder Morgan, Inc.	33,784	705,410
Marathon Oil Corp.	15,073	214,187
Marathon Petroleum Corp.	11,690	653,237
Noble Energy, Inc.	8,821	197,590
Occidental Petroleum Corp.	13,008	654,042
ONEOK, Inc.	7,143	491,510
Phillips 66	7,280	680,971
Pioneer Natural Resources Co.	3,007	462,657
Valero Energy Corp.	7,247	620,416
Williams Cos., Inc. (The)	21,016	589,289
		19,564,910

Personal Products - 0.2%
Coty, Inc., Class A	5,288	70,859
Estee Lauder Cos., Inc. (The), Class A	3,788	693,621
		764,480

Pharmaceuticals - 4.4%
Allergan plc	5,426	908,475
Bristol-Myers Squibb Co.	28,334	1,284,947
Eli Lilly & Co.	15,103	1,673,261
Johnson & Johnson	46,345	6,454,932
Merck & Co., Inc.	44,944	3,768,554
Mylan NV (1)	9,386	178,710
Nektar Therapeutics (1)(2)	3,063	108,982
Perrigo Co. plc	2,412	114,859
Pfizer, Inc.	96,793	4,193,073
Zoetis, Inc.	8,309	942,988
		19,628,781

Professional Services - 0.3%
Equifax, Inc.	2,125	287,385
IHS Markit Ltd. (1)	6,484	413,160
Nielsen Holdings plc	6,382	144,233
Robert Half International, Inc.	2,134	121,659
Verisk Analytics, Inc.	2,838	415,654
		1,382,091

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (1)	5,420	278,046

Road & Rail - 1.0%
CSX Corp.	13,447	1,040,394
JB Hunt Transport Services, Inc.	1,630	148,998

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kansas City Southern	1,803	219,642
Norfolk Southern Corp.	4,641	925,091
Union Pacific Corp.	12,294	2,079,038
		4,413,163

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (1)	15,756	478,510
Analog Devices, Inc.	6,392	721,465
Applied Materials, Inc.	16,476	739,937
Broadcom, Inc.	6,919	1,991,703
Intel Corp.	78,110	3,739,126
KLA-Tencor Corp.	2,807	331,787
Lam Research Corp.	2,648	497,400
Maxim Integrated Products, Inc.	4,745	283,846
Microchip Technology, Inc. (2)	4,112	356,511
Micron Technology, Inc. (1)	19,455	750,769
NVIDIA Corp.	10,597	1,740,345
Qorvo, Inc. (1)	2,208	147,075
QUALCOMM, Inc.	21,159	1,609,565
Skyworks Solutions, Inc.	3,120	241,082
Texas Instruments, Inc.	16,407	1,882,867
Xilinx, Inc.	4,393	518,023
		16,030,011

Software - 6.6%
Adobe, Inc. (1)	8,475	2,497,159
ANSYS, Inc. (1)	1,488	304,772
Autodesk, Inc. (1)	3,858	628,468
Cadence Design Systems, Inc. (1)	4,991	353,413
Citrix Systems, Inc.	2,274	223,170
Fortinet, Inc. (1)	2,537	194,918
Intuit, Inc.	4,496	1,174,940
Microsoft Corp.	133,824	17,927,063
Oracle Corp.	42,146	2,401,057
Red Hat, Inc. (1)	3,130	587,689
Salesforce.com, Inc. (1)	13,488	2,046,534
Symantec Corp.	10,968	238,664
Synopsys, Inc. (1)	2,622	337,425
		28,915,272

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,307	201,461
AutoZone, Inc. (1)	433	476,071
Best Buy Co., Inc.	4,063	283,313
CarMax, Inc. (1)	2,887	250,678
Foot Locker, Inc.	2,059	86,313
Gap, Inc. (The) (2)	4,154	74,647

18 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Home Depot, Inc. (The)	19,196	3,992,192
L Brands, Inc.	4,029	105,157
Lowe’s Cos., Inc.	13,598	1,372,174
O’Reilly Automotive, Inc. (1)	1,360	502,275
Ross Stores, Inc.	6,431	637,441
Tiffany & Co. (2)	1,940	181,662
TJX Cos., Inc. (The)	21,063	1,113,812
Tractor Supply Co.	2,150	233,920
Ulta Beauty, Inc. (1)	978	339,258
		9,850,374

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	76,300	15,101,296
Hewlett Packard Enterprise Co.	23,259	347,722
HP, Inc.	26,613	553,284
NetApp, Inc.	4,286	264,446
Seagate Technology plc	4,449	209,637
Western Digital Corp.	5,047	239,985
Xerox Corp.	3,695	130,840
		16,847,210

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (1)	2,807	97,347
Hanesbrands, Inc.	6,857	118,077
NIKE, Inc., Class B	21,828	1,832,461
PVH Corp.	1,314	124,357
Ralph Lauren Corp.	947	107,570
Tapestry, Inc.	5,423	172,072
Under Armour, Inc., Class A (1)(2)	3,534	89,587
Under Armour, Inc., Class C (1)	3,507	77,855
VF Corp.	5,737	501,127
		3,120,453

Tobacco - 0.8%
Altria Group, Inc.	32,496	1,538,686
Philip Morris International, Inc.	27,152	2,132,246
		3,670,932

Trading Companies & Distributors - 0.2%
Fastenal Co.	10,128	330,072
United Rentals, Inc. (1)	1,381	183,162
W.W. Grainger, Inc.	780	209,219
		722,453

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Water Utilities - 0.1%
American Water Works Co., Inc.	3,185	369,460

Total Common Stocks (Cost $213,986,121)		426,782,160

EXCHANGE-TRADED FUNDS - 1.3%
SPDR S&P 500 ETF Trust (2)	20,000	5,860,000

Total Exchange-Traded Funds (Cost $5,607,345)		5,860,000

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 2/27/20 (4)	1,000,000	987,053

Total U.S. Treasury Obligations (Cost $984,911)		987,053

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	194,020	194,020

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $194,020)		194,020

TOTAL INVESTMENTS (Cost $220,772,397) - 98.3%		433,823,233
Other assets and liabilities, net - 1.7%		7,485,628
NET ASSETS - 100.0%		441,308,861

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $9,452,908.
(3) Amount is less than 0.05%.
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

20 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	61	9/20/19	$8,979,810	$111,905
See notes to financial statements.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 21

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $220,772,397) - including $9,452,908 of securities on loan	$433,823,233
Receivable for variation margin on open futures contracts	41,566
Cash	7,953,810
Receivable for capital shares sold	5,784
Dividends receivable	382,643
Securities lending income receivable	964
Receivable from affiliate	33,727
Directors’ deferred compensation plan	78,268
Other assets	19,993
Total assets	442,339,988

LIABILITIES
Payable for investments purchased	241,754
Payable for capital shares redeemed	261,905
Deposits for securities loaned	194,020
Payable to affiliates:
Investment advisory fee	64,181
Administrative fee	42,787
Sub-transfer agency fee	55
Directors’ deferred compensation plan	78,268
Accrued expenses	148,157
Total liabilities	1,031,127
NET ASSETS	$441,308,861

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(30,000,000 shares of $0.10 par value authorized)	$187,538,804
Distributable earnings	253,770,057
Total	$441,308,861

NET ASSET VALUE PER SHARE (based on net assets of $441,308,861 and 3,025,558 shares outstanding)	$145.86
See notes to financial statements.

22 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income	$4,306,609
Interest income	64,625
Securities lending income, net	5,996
Total investment income	4,377,230

EXPENSES
Investment advisory fee	382,920
Administrative fee	255,280
Directors’ fees and expenses	13,869
Custodian fees	28,374
Transfer agency fees and expenses	11,032
Accounting fees	47,713
Professional fees	23,757
Reports to shareholders	32,315
Miscellaneous	36,221
Total expenses	831,481
Waiver and/or reimbursement of expenses by affiliate	(230,042)
Reimbursement of expenses-other	(5,785)
Net expenses	595,654
Net investment income	3,781,576

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	3,951,556
Futures contracts	1,158,400
5,109,956

Net change in unrealized appreciation (depreciation) on:
Investment securities	61,923,379
Futures contracts	304,828
62,228,207

Net realized and unrealized gain	67,338,163

Net increase in net assets resulting from operations	$71,119,739
See notes to financial statements.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 23

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,781,576	$7,828,278
Net realized gain	5,109,956	30,559,923
Net change in unrealized appreciation (depreciation)	62,228,207	(55,432,492)
Net increase (decrease) in net assets resulting from operations	71,119,739	(17,044,291)

Distributions to shareholders	—	(39,153,308)

Net decrease in net assets from capital share transactions	(21,152,436)	(67,565,551)

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,967,303	(123,763,150)

NET ASSETS
Beginning of period	391,341,558	515,104,708
End of period	$441,308,861	$391,341,558
See notes to financial statements.

24 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP S&P 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (1) (Unaudited)		Year Ended December 31,
			2018(1)	2017 (1)	2016 (1)		2015 (1)	2014
Net asset value, beginning	$123.19		$141.18	$122.44	$112.07		$113.07	$110.62
Income from investment operations:
Net investment income	1.22		2.39	2.30	2.14		1.88	1.94
Net realized and unrealized gain (loss)	21.45		(7.33)	23.60	10.84		(0.74)	12.80
Total from investment operations	22.67		(4.94)	25.90	12.98		1.14	14.74
Distributions from:
Net investment income	—		(2.84)	(1.99)	(1.48)		(0.21)	(1.95)
Net realized gain	—		(10.21)	(5.17)	(1.13)		(1.93)	(10.34)
Total distributions	—		(13.05)	(7.16)	(2.61)		(2.14)	(12.29)
Total increase (decrease) in net asset value	22.67		(17.99)	18.74	10.37		(1.00)	2.45
Net asset value, ending	$145.86		$123.19	$141.18	$122.44		$112.07	$113.07
Total return (2)	18.41%	(3)	(4.74%)	21.46%	11.58%		0.98%	13.21%
Ratios to average net assets: (4)
Total expenses	0.39%	(5)	0.39%	0.40%	0.48%		0.46%	0.46%
Net expenses	0.28%	(5)	0.28%	0.28%	0.40%		0.42%	0.42%
Net investment income	1.77%	(5)	1.68%	1.72%	1.84%		1.65%	1.59%
Portfolio turnover	2%	(3)	7%	5%	6%	(6)	4%	9%
Net assets, ending (in thousands)	$441,309		$391,342	$515,105	$481,681		$347,965	$361,482

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) During the year ended December 31, 2016, the Fund incurred sales of $55,737,177 to realign the combined portfolio in connection with the reorganization of Calvert VP Large Cap Core Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 25

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP S&P 500 Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant

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information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$426,782,160	(1)	$—	$—	$426,782,160
Exchange-Traded Funds	5,860,000		—	—	5,860,000
U.S. Treasury Obligations	—		987,053	—	987,053
Short Term Investment of Cash Collateral for Securities Loaned	194,020		—	—	194,020
Total Investments	$432,836,180		$987,053	$—	$433,823,233
Futures Contracts	$111,905		$—	$—	$111,905
Total	$432,948,085		$987,053	$—	$433,935,138

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

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G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.18% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $382,920.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $230,042.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $255,280.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $200 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $5,785, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, expenses incurred under the Servicing Plan amounted to $9,726 and are included in transfer agency fees and expenses on the Statement of Operations.

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NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,631,356 and $21,377,703, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $424,149 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $424,149 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$224,687,780
Gross unrealized appreciation	$217,918,340
Gross unrealized depreciation	(8,670,982)
Net unrealized appreciation (depreciation)	$209,247,358
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Distributable earnings	$111,905	(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$1,158,400	$304,828
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2019 was approximately $8,179,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.

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Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan was $9,452,908 and the total value of collateral received was $9,584,136, comprised of cash of $194,020 and U.S. Government and/or agencies securities of $9,390,116.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,693,636	$—	$—	$—	$3,693,636
Exchange-Traded Funds	5,890,500				5,890,500
Total	$9,584,136	$—	$—	$—	$9,584,136
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2019.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	79,876	$10,944,232	94,820	$13,407,566
Reinvestment of distributions	—	—	275,378	39,153,308
Shares redeemed	(230,925)	(32,096,668)	(842,048)	(120,126,425)
Net decrease	(151,049)	($21,152,436)	(471,850)	($67,565,551)
At June 30, 2019, separate accounts of an insurance company that is an affiliate of AIP owned 91.2% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P 500 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2018, and the Fund had underperformed the index the Fund is designed to track for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

34 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 35

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CALVERT VP S&P 500 INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24222 6.30.2019

Calvert VP Investment Grade Bond Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
22	Board of Directors’ Contract Approval
25	Officers and Directors
26	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Tina J. Udell, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	03/31/2003	03/31/2003	5.96%	7.47%	2.70%	3.60%
Class F at NAV	10/30/2015	03/31/2003	5.85	7.23	2.52	3.51

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.11%	7.87%	2.95%	3.89%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.44%	0.69%
Net					0.32	0.57

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

U.S. Treasury Obligations	38.8%
Corporate Bonds	27.3%
U.S. Government Agency Mortgage-Backed Securities	26.6%
U.S. Government Agencies and Instrumentalities	3.3%
Commercial Mortgage-Backed Securities	2.2%
Sovereign Government Bonds	0.8%
Taxable Municipal Obligations	0.7%
Asset-Backed Securities	0.3%
Floating Rate Loans	0.0%	*
Total	100.0%

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,059.60	$1.63**	0.32%
Class F	$1,000.00	$1,058.50	$2.91**	0.57%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.21	$1.61**	0.32%
Class F	$1,000.00	$1,021.97	$2.86**	0.57%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges.

**Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 38.4%
U.S. Treasury Bonds:
2.50%, 2/15/45	1,000,000	995,273
3.00%, 5/15/42	1,000,000	1,094,238
3.00%, 5/15/47	1,000,000	1,094,219
3.125%, 11/15/41	1,000,000	1,118,457
3.125%, 8/15/44	1,600,000	1,783,687
3.125%, 5/15/48	750,000	840,586
3.75%, 11/15/43	1,045,000	1,285,534
3.875%, 8/15/40	1,000,000	1,248,242
4.375%, 5/15/41	1,200,000	1,601,414
6.25%, 8/15/23	1,000,000	1,178,281
8.00%, 11/15/21	1,000,000	1,143,574
8.125%, 5/15/21	1,000,000	1,115,508
U.S. Treasury Notes:
0.875%, 9/15/19	500,000	498,570
1.125%, 4/30/20	1,000,000	992,773
1.375%, 9/15/20	500,000	496,973
1.625%, 11/15/22	2,500,000	2,491,113
1.75%, 5/15/22	1,600,000	1,600,875
1.875%, 7/31/22	1,250,000	1,255,347
2.00%, 2/15/22	2,000,000	2,013,867
2.00%, 2/15/25	1,500,000	1,514,883
2.125%, 9/30/24	2,750,000	2,795,762
2.25%, 3/31/21	200,000	201,535
2.25%, 11/15/24	2,000,000	2,046,055
2.25%, 3/31/26	1,000,000	1,024,180
2.25%, 2/15/27	2,100,000	2,151,105
2.25%, 11/15/27	1,750,000	1,790,845
2.625%, 8/15/20	2,750,000	2,771,699
2.625%, 11/15/20	3,000,000	3,030,879
2.625%, 6/30/23	250,000	258,521
2.625%, 2/15/29	1,000,000	1,054,082
2.75%, 11/15/23	1,000,000	1,041,836
2.75%, 2/15/24	3,000,000	3,131,836
3.125%, 5/15/21	3,500,000	3,585,859
3.125%, 11/15/28	800,000	877,125
3.375%, 11/15/19	1,100,000	1,104,984
3.625%, 8/15/19	1,000,000	1,001,666
3.625%, 2/15/20	1,000,000	1,009,434
3.625%, 2/15/21	1,000,000	1,028,770

Total U.S. Treasury Obligations (Cost $52,870,876)		55,269,587

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 27.0%
Basic Materials - 1.0%
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	125,038
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	101,236
Ecolab, Inc., 4.35%, 12/8/21	122,000	128,057
LYB International Finance BV, 5.25%, 7/15/43	100,000	111,360
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	210,054
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300,000	311,944
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	517,630
		1,505,319

Communications - 4.0%
AT&T, Inc.:
3.90%, 3/11/24 (1)	200,000	211,071
4.00%, 1/15/22	290,000	301,280
4.90%, 6/15/42	200,000	212,137
5.375%, 10/15/41	100,000	111,330
5.45%, 3/1/47	1,000,000	1,149,235
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	542,952
Comcast Corp., 3.125%, 7/15/22	100,000	102,893
Discovery Communications LLC, 4.125%, 5/15/29	200,000	207,386
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	102,180
4.45%, 1/15/43	200,000	219,581
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	1,056,096
Verizon Communications, Inc., 5.15%, 9/15/23	300,000	335,078
Walt Disney Co. (The), 5.40%, 10/1/43 (2)	100,000	130,437
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	1,035,464
		5,717,120

Consumer, Cyclical - 2.0%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	359,375
Ford Motor Co., 5.291%, 12/8/46	1,000,000	932,379
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	210,900
General Motors Co., 5.00%, 4/1/35	1,000,000	983,978
Lowe’s Cos., Inc., 3.875%, 9/15/23	100,000	105,405
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250,000	363,873
		2,955,910

Consumer, Non-cyclical - 3.8%
AbbVie, Inc., 2.90%, 11/6/22	200,000	201,395
Amgen, Inc., 4.10%, 6/15/21	700,000	720,514
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100,000	99,358
4.625%, 2/1/44	1,000,000	1,072,563
Cigna Corp., 4.00%, 2/15/22	400,000	413,330
Conagra Brands, Inc., 4.85%, 11/1/28	300,000	332,291

6 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
CVS Pass-Through Trust, 6.036%, 12/10/28	76,642	85,824
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	75,798
Equifax, Inc., 3.30%, 12/15/22	450,000	460,022
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	106,093
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	102,691
Kroger Co. (The), 3.85%, 8/1/23 (1)	100,000	104,749
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	104,664
Life Technologies Corp., 6.00%, 3/1/20	100,000	102,131
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	105,660
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,144,801
Tyson Foods, Inc., 3.95%, 8/15/24	100,000	106,051
Zoetis, Inc., 4.70%, 2/1/43	100,000	113,064
		5,450,999

Energy - 3.9%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	502,941
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (2)	100,000	107,003
Colonial Pipeline Co., 6.58%, 8/28/32 (2)	100,000	132,422
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	305,220
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,099,641
Shell International Finance BV:
2.25%, 1/6/23	200,000	200,479
4.125%, 5/11/35	1,350,000	1,501,687
4.55%, 8/12/43	100,000	117,166
Texas Eastern Transmission LP, 2.80%, 10/15/22 (2)	400,000	399,477
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,104,136
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	103,461
		5,573,633

Financial - 7.2%
American International Group, Inc., 4.875%, 6/1/22	250,000	268,054
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (2)	800,000	831,268
Bank of America Corp., 4.125%, 1/22/24	300,000	320,929
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	205,616
4.30%, 5/15/43	1,000,000	1,116,104
Boston Properties LP, 3.85%, 2/1/23	100,000	104,394
Capital One Bank, 3.375%, 2/15/23	200,000	204,077
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29 (3)	500,000	537,194
5.50%, 9/13/25	80,000	90,633
Discover Financial Services, 3.85%, 11/21/22	200,000	208,622
ERP Operating LP, 4.625%, 12/15/21	100,000	105,198
Excalibur One 77B LLC, 1.492%, 1/1/25	21,321	20,973
General Electric Co., 4.625%, 1/7/21	100,000	102,930

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Goldman Sachs Group, Inc. (The):
4.00%, 3/3/24	500,000	530,659
5.375%, 3/15/20	150,000	153,115
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	107,238
JPMorgan Chase & Co.:
3.375%, 5/1/23	700,000	719,928
4.50%, 1/24/22	400,000	421,505
Liberty Property LP, 3.375%, 6/15/23	350,000	359,130
MetLife, Inc., 4.875%, 11/13/43	100,000	119,326
Morgan Stanley:
4.10%, 5/22/23	500,000	526,488
5.00%, 11/24/25	150,000	166,091
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,157,153
SunTrust Banks, Inc., 2.90%, 3/3/21	200,000	201,770
Wells Fargo & Co., 2.625%, 7/22/22	400,000	403,194
Welltower, Inc., 5.25%, 1/15/22	800,000	850,848
Westpac Banking Corp., 2.65%, 1/25/21	539,000	541,941
		10,374,378

Industrial - 2.2%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55 (3)	540,000	594,146
Cummins, Inc., 4.875%, 10/1/43	100,000	117,690
Deere & Co., 6.55%, 10/1/28	250,000	324,087
GATX Corp., 4.85%, 6/1/21	900,000	934,493
General Electric Co., 4.50%, 3/11/44	100,000	97,446
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	660,520
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	339,294
United Technologies Corp., 4.50%, 6/1/42	100,000	113,102
		3,180,778

Technology - 1.7%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,169,525
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	500,000	490,646
CA, Inc., 5.375%, 12/1/19	200,000	201,794
Dell International LLC / EMC Corp., 5.30%, 10/1/29 (2)	250,000	263,327
International Business Machines Corp.:
2.90%, 11/1/21	100,000	101,493
3.625%, 2/12/24	100,000	105,216
NetApp, Inc., 3.25%, 12/15/22	100,000	101,702
		2,433,703

8 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Utilities - 1.2%
Duke Energy Corp., 3.15%, 8/15/27	500,000	507,409
PacifiCorp, 4.10%, 2/1/42	100,000	107,383
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,078,273
		1,693,065

Total Corporate Bonds (Cost $36,522,684)		38,884,905

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.3%
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2031	1,290,007	1,302,715
3.00%, with maturity at 2043	885,647	900,509
3.50%, with various maturities to 2048	1,825,407	1,884,908
4.00%, with various maturities to 2048	1,286,665	1,342,531
4.50%, with various maturities to 2044	1,557,956	1,662,927
5.00%, with various maturities to 2040	1,038,125	1,132,436
6.00%, with various maturities to 2040	78,395	90,016
6.50%, with maturity at 2037	14,378	15,922
Federal National Mortgage Association:
2.50%, with various maturities to 2043	2,232,694	2,244,773
3.00%, with various maturities to 2046	6,908,860	7,035,478
3.50%, with various maturities to 2049	8,259,925	8,529,699
4.00%, with various maturities to 2047	4,799,245	5,010,180
4.473%, (1 yr. USD LIBOR + 1.723%), with maturity at 2038 (4)	159,644	167,883
4.50%, with various maturities to 2044	2,451,790	2,624,026
5.00%, with various maturities to 2034	125,670	136,750
5.50%, with various maturities to 2038	495,244	550,021
6.00%, with various maturities to 2038	477,046	546,138
6.50%, with various maturities to 2036	95,077	106,278
Government National Mortgage Association:
4.00%, with various maturities to 2042	1,198,481	1,258,631
4.50%, with maturity at 2033	150,173	158,408
5.00%, with various maturities to 2039	560,519	616,937
5.50%, with maturity at 2034	62,979	69,815
6.00%, with various maturities to 2038	409,674	470,130

Total U.S. Government Agency Mortgage-Backed Securities (Cost $37,410,749)		37,857,111

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.3%
Federal Home Loan Bank, 2.375%, 3/30/20	1,100,000	1,103,424
Federal Home Loan Mortgage Corp.:
1.625%, 9/29/20	1,000,000	996,526
6.75%, 3/15/31	1,300,000	1,886,969

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	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - CONT’D
Federal National Mortgage Association:
2.00%, 1/5/22	400,000	402,014
2.125%, 4/24/26	300,000	302,252

Total U.S. Government Agencies and Instrumentalities (Cost $4,492,833)		4,691,185

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	451,962
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	685,344
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	636,371
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275,000	1,318,816

Total Commercial Mortgage-Backed Securities (Cost $3,007,978)		3,092,493

SOVEREIGN GOVERNMENT BONDS - 0.7%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	583,750
Province of Ontario Canada, 2.45%, 6/29/22	400,000	405,698
Province of Quebec Canada, 2.625%, 2/13/23	75,000	76,748

Total Sovereign Government Bonds (Cost $971,939)		1,066,196

TAXABLE MUNICIPAL OBLIGATIONS - 0.7%
General Obligations - 0.7%
New York, NY, 3.60%, 8/1/28	1,000,000	1,049,160

Total Taxable Municipal Obligations (Cost $991,093)		1,049,160

ASSET-BACKED SECURITIES - 0.3%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	300,000	306,967
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	150,000	149,946
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (2)	12,791	12,746

Total Asset-Backed Securities (Cost $463,663)		469,659

FLOATING RATE LOANS (5) - 0.0% (6)
Financial - 0.0% (6)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (7)(8)(9)	96,336	1,520

Total Floating Rate Loans (Cost $96,336)		1,520

10 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	241,860	241,860

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $241,860)		241,860

TOTAL INVESTMENTS (Cost $137,070,011) - 99.0%		142,623,676
Other assets and liabilities, net - 1.0%		1,464,007
NET ASSETS - 100.0%		144,087,683

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $234,100.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,026,626, which represents 1.4% of the net assets of the Fund as of June 30, 2019.

(3) Security converts to floating rate after the indicated fixed-rate coupon period.
(4) Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2019.

(5) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(6) Amount is less than 0.05%.
(7) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(8) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(9) Restricted security. Total market value of restricted securities amounts to $1,520, which represents less than 0.05% of the net assets of the Fund as of June 30, 2019.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	96,336
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $137,070,011) - including $234,100 of securities on loan	$142,623,676
Cash	789,183
Receivable for capital shares sold	45,804
Interest receivable	978,029
Securities lending income receivable	252
Receivable from affiliate	15,581
Directors’ deferred compensation plan	25,120
Other assets	6,604
Total assets	144,484,249

LIABILITIES
Payable for capital shares redeemed	29,323
Deposits for securities loaned	241,860
Payable to affiliates:
Investment advisory fee	23,642
Administrative fee	14,185
Distribution and service fees	128
Sub-transfer agency fee	63
Directors’ deferred compensation plan	25,120
Accrued expenses	62,245
Total liabilities	396,566
NET ASSETS	$144,087,683

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$134,186,991
Distributable earnings	9,900,692
Total	$144,087,683

NET ASSET VALUE PER SHARE
Class I (based on net assets of $143,417,348 and 2,553,289 shares outstanding)	$56.17
Class F (based on net assets of $670,335 and 12,068 shares outstanding)	$55.55
See notes to financial statements.

12 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest and other income	$2,193,281
Securities lending income, net	1,195
Total investment income	2,194,476

EXPENSES
Investment advisory fee	139,549
Administrative fee	83,729
Distribution and service fees:
Class F	651
Directors’ fees and expenses	4,513
Custodian fees	22,850
Transfer agency fees and expenses	9,127
Accounting fees	16,861
Professional fees	17,920
Reports to shareholders	12,368
Miscellaneous	7,422
Total expenses	314,990
Waiver and/or reimbursement of expenses by affiliate	(89,153)
Reimbursement of expenses-other	(1,909)
Net expenses	223,928
Net investment income	1,970,548

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment securities	(34,124)

Net change in unrealized appreciation (depreciation) on investment securities	6,253,842

Net realized and unrealized gain	6,219,718

Net increase in net assets resulting from operations	$8,190,266
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$1,970,548	$4,261,351
Net realized loss	(34,124)	(128,338)
Net change in unrealized appreciation (depreciation)	6,253,842	(5,189,619)
Net increase (decrease) in net assets resulting from operations	8,190,266	(1,056,606)

Distributions to shareholders:
Class I shares	—	(4,586,530)
Class F shares	—	(14,184)
Total distributions to shareholders	—	(4,600,714)

Capital share transactions:
Class I shares	(4,471,543)	(21,278,138)
Class F shares	178,337	(18,417)
Net decrease in net assets from capital share transactions	(4,293,206)	(21,296,555)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,897,060	(26,953,875)

NET ASSETS
Beginning of period	140,190,623	167,144,498
End of period	$144,087,683	$140,190,623

See notes to financial statements.

14 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS I SHARES			2018 (1)	2017 (1)	2016 (1)	2015 (1)	2014
Net asset value, beginning	$53.01		$54.93	$54.60	$54.84	$54.90	$53.11
Income from investment operations:
Net investment income	0.76		1.50	1.44	1.33	1.19	1.19
Net realized and unrealized gain (loss)	2.40		(1.73)	0.46	0.08	(1.17)	1.96
Total from investment operations	3.16		(0.23)	1.90	1.41	0.02	3.15
Distributions from:
Net investment income	—		(1.69)	(1.57)	(1.65)	(0.08)	(1.36)
Total distributions	—		(1.69)	(1.57)	(1.65)	(0.08)	(1.36)
Total increase (decrease) in net asset value	3.16		(1.92)	0.33	(0.24)	(0.06)	1.79
Net asset value, ending	$56.17		$53.01	$54.93	$54.60	$54.84	$54.90
Total return (2)	5.96%	(3)	(0.37%)	3.49%	2.59%	0.04%	5.93%
Ratios to average net assets: (4)
Total expenses	0.45%	(5)	0.44%	0.45%	0.54%	0.52%	0.50%
Net expenses	0.32%	(5)	0.32%	0.32%	0.46%	0.52%	0.50%
Net investment income	2.82%	(5)	2.81%	2.60%	2.34%	2.16%	2.17%
Portfolio turnover	5%	(3)	7%	14%	10%	6%	24%
Net assets, ending (in thousands)	$143,417		$139,729	$166,650	$166,414	$190,437	$211,930

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2015 (1)
CLASS F SHARES			2018	2017	2016
Net asset value, beginning	$52.48		$54.53	$54.36	$54.79	$55.33
Income from investment operations:
Net investment income (2)	0.69		1.36	1.30	1.19	0.19
Net realized and unrealized gain (loss)	2.38		(1.72)	0.44	0.09	(0.62)
Total from investment operations	3.07		(0.36)	1.74	1.28	(0.43)
Distributions from:
Net investment income	—		(1.69)	(1.57)	(1.71)	(0.11)
Total distributions	—		(1.69)	(1.57)	(1.71)	(0.11)
Total increase (decrease) in net asset value	3.07		(2.05)	0.17	(0.43)	(0.54)
Net asset value, ending	$55.55		$52.48	$54.53	$54.36	$54.79
Total return (3)	5.85%	(4)	(0.61%)	3.21%	2.36%	(0.78%)	(4)
Ratios to average net assets: (5)
Total expenses	0.70%	(6)	0.69%	1.21%	3.18%	0.78%	(6)
Net expenses	0.57%	(6)	0.57%	0.57%	0.71%	0.78%	(6)
Net investment income	2.57%	(6)	2.57%	2.37%	2.09%	2.01%	(6)
Portfolio turnover	5%	(4)	7%	14%	10%	6%	(4)
Net assets, ending (in thousands)	$670		$461	$495	$206	$99

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the

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appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$55,269,587	$—	$55,269,587
Corporate Bonds	—	38,884,905	—	38,884,905
U.S. Government Agency Mortgage-Backed Securities	—	37,857,111	—	37,857,111
U.S. Government Agencies and Instrumentalities	—	4,691,185	—	4,691,185
Commercial Mortgage-Backed Securities	—	3,092,493	—	3,092,493
Sovereign Government Bonds	—	1,066,196	—	1,066,196
Taxable Municipal Obligations	—	1,049,160	—	1,049,160
Asset-Backed Securities	—	469,659	—	469,659
Floating Rate Loans	—	—	1,520	1,520
Short Term Investment of Cash Collateral for Securities Loaned	241,860	—	—	241,860
Total Investments	$241,860	$142,380,296	$1,520	$142,623,676

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

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G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $139,549.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $89,153.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $83,729.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $651 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $156 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing

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the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $1,909, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, expenses incurred under the Servicing Plan amounted to $7,217 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including maturities and paydowns, were $1,079,111 and $3,000,056, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $6,486,687 and $6,741,956, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $1,556,954 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $584,307 are short-term and $972,647 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$137,563,101
Gross unrealized appreciation	$5,473,362
Gross unrealized depreciation	(412,787)
Net unrealized appreciation (depreciation)	$5,060,575
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan, including accrued interest, was $236,726 and the total value of collateral received was $241,860, comprised of cash.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$241,860	$—	$—	$—	$241,860
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2019.
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	94,151	$5,098,815	122,409	$6,586,407
Reinvestment of distributions	—	—	87,865	4,586,530
Shares redeemed	(176,941)	(9,570,358)	(608,227)	(32,451,075)
Net decrease	(82,790)	($4,471,543)	(397,953)	($21,278,138)

Class F
Shares sold	4,214	$229,865	4,097	$218,257
Reinvestment of distributions	—	—	274	14,184
Shares redeemed	(935)	(51,528)	(4,656)	(250,858)
Net increase (decrease)	3,279	$178,337	(285)	($18,417)
At June 30, 2019, separate accounts of an insurance company that is an affiliate of AIP owned 86.3% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Investment Grade Bond Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe and the index the Fund is designed to track for the one-, three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24232 6.30.2019

Calvert VP S&P MidCap 400 Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
30	Board of Directors’ Contract Approval
33	Officers and Directors
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	05/03/1999	05/03/1999	17.81%	1.09%	7.61%	14.12%
Class F at NAV	10/01/2007	05/03/1999	17.68	0.85	7.35	13.84

S&P MidCap 400® Index	—	—	17.97%	1.36%	8.02%	14.63%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.44%	0.64%
Net					0.33	0.53

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	16.1%	IDEX Corp.	0.7%
Industrials	16.1%	STERIS plc	0.7%
Information Technology	15.6%	Leidos Holdings, Inc.	0.7%
Consumer Discretionary	12.3%	Domino’s Pizza, Inc.	0.7%
Real Estate	10.1%	NVR, Inc.	0.6%
Health Care	9.6%	Trimble, Inc.	0.6%
Materials	6.4%	Zebra Technologies Corp., Class A	0.6%
Utilities	4.7%	FactSet Research Systems, Inc.	0.6%
Energy	3.1%	SPDR S&P MidCap 400 ETF Trust	0.6%
Consumer Staples	2.7%	Camden Property Trust	0.6%
Communication Services	2.5%	Total	6.4%
Exchange-Traded Funds	0.6%
U.S. Treasury Obligations	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
S&P MidCap 400® Index is an unmanaged index of 400 U.S. mid-cap stocks. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,178.10	$1.67**	0.31%
Class F	$1,000.00	$1,176.80	$2.91**	0.54%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.26	$1.56**	0.31%
Class F	$1,000.00	$1,022.12	$2.71**	0.54%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.1%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (1)	19,000	1,219,990
Curtiss-Wright Corp.	12,520	1,591,668
Teledyne Technologies, Inc. (1)	10,543	2,887,411
		5,699,069

Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (1)(2)	26,754	1,546,649

Airlines - 0.3%
JetBlue Airways Corp. (1)	87,558	1,618,947

Auto Components - 1.0%
Adient plc	25,659	622,744
Dana, Inc.	41,950	836,483
Delphi Technologies plc	25,590	511,800
Gentex Corp.	74,359	1,829,975
Goodyear Tire & Rubber Co. (The)	67,636	1,034,831
Visteon Corp. (1)	8,264	484,105
		5,319,938

Automobiles - 0.2%
Thor Industries, Inc.	15,306	894,636

Banks - 7.0%
Associated Banc-Corp.	48,087	1,016,559
BancorpSouth Bank	26,537	770,634
Bank of Hawaii Corp.	12,059	999,812
Bank OZK	35,372	1,064,343
Cathay General Bancorp	22,218	797,848
Chemical Financial Corp.	20,915	859,816
Commerce Bancshares, Inc. (2)	28,615	1,707,171
Cullen/Frost Bankers, Inc.	18,432	1,726,341
East West Bancorp, Inc.	42,416	1,983,796
First Financial Bankshares, Inc. (2)	39,800	1,225,442
First Horizon National Corp.	91,752	1,369,857
FNB Corp.	94,950	1,117,562
Fulton Financial Corp.	49,710	813,753
Hancock Whitney Corp.	25,030	1,002,702
Home BancShares, Inc.	45,413	874,654
International Bancshares Corp.	15,852	597,779
PacWest Bancorp	34,573	1,342,470
Pinnacle Financial Partners, Inc.	21,047	1,209,782

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 5

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
Prosperity Bancshares, Inc. (2)	19,309	1,275,359
Signature Bank	16,122	1,948,182
Sterling Bancorp	60,970	1,297,442
Synovus Financial Corp.	45,824	1,603,840
TCF Financial Corp.	47,982	997,546
Texas Capital Bancshares, Inc. (1)	14,832	910,240
Trustmark Corp.	19,072	634,144
UMB Financial Corp.	12,918	850,263
Umpqua Holdings Corp.	64,148	1,064,215
United Bankshares, Inc.	29,877	1,108,138
Valley National Bancorp	96,519	1,040,475
Webster Financial Corp.	26,808	1,280,618
Wintrust Financial Corp.	16,656	1,218,553
		35,709,336

Beverages - 0.2%
Boston Beer Company, Inc. (The), Class A (1)(2)	2,528	954,977

Biotechnology - 0.7%
Exelixis, Inc. (1)	88,066	1,881,971
Ligand Pharmaceuticals, Inc. (1)	5,702	650,883
United Therapeutics Corp. (1)	12,868	1,004,476
		3,537,330

Building Products - 0.9%
Lennox International, Inc.	10,269	2,823,975
Resideo Technologies, Inc. (1)	35,699	782,522
Trex Co., Inc. (1)(2)	17,021	1,220,406
		4,826,903

Capital Markets - 2.6%
Eaton Vance Corp. (3)	33,187	1,431,355
Evercore, Inc., Class A	12,043	1,066,648
FactSet Research Systems, Inc. (2)	11,126	3,188,267
Federated Investors, Inc., Class B	28,018	910,585
Interactive Brokers Group, Inc., Class A	22,025	1,193,755
Janus Henderson Group plc	48,277	1,033,128
Legg Mason, Inc.	25,159	963,087
SEI Investments Co.	37,275	2,091,127
Stifel Financial Corp.	20,588	1,215,927
		13,093,879
Chemicals - 2.6%
Ashland Global Holdings, Inc.	18,365	1,468,649
Cabot Corp.	17,010	811,547
Chemours Co. (The)	47,704	1,144,896
Ingevity Corp. (1)	12,178	1,280,760
Minerals Technologies, Inc.	10,309	551,635

6 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
NewMarket Corp.	2,552	1,023,199
Olin Corp.	48,248	1,057,114
PolyOne Corp.	22,742	713,871
RPM International, Inc.	38,135	2,330,430
Scotts Miracle-Gro Co. (The), Class A	11,461	1,128,908
Sensient Technologies Corp.	12,312	904,686
Valvoline, Inc.	55,301	1,080,029
		13,495,724

Commercial Services & Supplies - 1.4%
Brink’s Co. (The)	14,527	1,179,302
Clean Harbors, Inc. (1)	14,873	1,057,470
Deluxe Corp.	12,780	519,635
Healthcare Services Group, Inc. (2)	21,551	653,426
Herman Miller, Inc.	17,234	770,360
HNI Corp.	12,966	458,737
MSA Safety, Inc.	10,335	1,089,206
Stericycle, Inc. (1)	24,898	1,188,879
Travel Centers of America LLC (1)(4)	60,000	—
		6,917,015

Communications Equipment - 1.1%
Ciena Corp. (1)	41,640	1,712,653
InterDigital, Inc.	9,230	594,412
Lumentum Holdings, Inc. (1)	22,268	1,189,334
NetScout Systems, Inc. (1)	20,554	521,866
Plantronics, Inc.	9,782	362,325
ViaSat, Inc. (1)	16,540	1,336,763
		5,717,353

Construction & Engineering - 1.5%
AECOM (1)	45,952	1,739,283
Dycom Industries, Inc. (1)	9,263	545,313
EMCOR Group, Inc.	16,386	1,443,607
Fluor Corp.	40,500	1,364,445
Granite Construction, Inc.	13,835	666,570
MasTec, Inc. (1)(2)	18,020	928,571
Valmont Industries, Inc.	6,420	814,120
		7,501,909

Construction Materials - 0.2%
Eagle Materials, Inc.	12,836	1,189,897

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 7

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
Consumer Finance - 0.5%
Green Dot Corp., Class A (1)	13,990	684,111
Navient Corp.	61,966	845,836
SLM Corp.	125,765	1,222,436
		2,752,383

Containers & Packaging - 1.2%
AptarGroup, Inc.	18,485	2,298,425
Greif, Inc., Class A	7,865	256,006
Owens-Illinois, Inc.	44,951	776,304
Silgan Holdings, Inc.	22,880	700,128
Sonoco Products Co.	29,108	1,901,916
		5,932,779

Distributors - 0.4%
Pool Corp.	11,601	2,215,791

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (1)	16,462	741,613
Graham Holdings Co., Class B	1,275	879,788
Service Corp. International	53,022	2,480,369
Sotheby’s (1)(2)	9,690	563,280
Weight Watchers International, Inc. (1)(2)	11,418	218,084
		4,883,134

Electric Utilities - 1.5%
ALLETE, Inc.	15,020	1,249,814
Hawaiian Electric Industries, Inc.	31,694	1,380,274
IDACORP, Inc.	14,743	1,480,640
OGE Energy Corp.	58,443	2,487,334
PNM Resources, Inc.	23,410	1,191,803
		7,789,865

Electrical Equipment - 1.3%
Acuity Brands, Inc.	11,673	1,609,823
EnerSys	12,597	862,895
Hubbell, Inc.	15,859	2,068,014
nVent Electric plc	46,243	1,146,364
Regal-Beloit Corp.	12,520	1,023,009
		6,710,105

Electronic Equipment, Instruments & Components - 4.0%
Arrow Electronics, Inc. (1)	24,649	1,756,734
Avnet, Inc.	30,926	1,400,020
Belden, Inc.	11,529	686,783
Cognex Corp.	49,987	2,398,376
Coherent, Inc. (1)(2)	7,038	959,772

8 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
Jabil, Inc.	40,476	1,279,042
Littelfuse, Inc.	7,229	1,278,882
National Instruments Corp.	32,611	1,369,336
SYNNEX Corp.	12,138	1,194,379
Tech Data Corp. (1)	10,615	1,110,329
Trimble, Inc. (1)	73,208	3,302,413
Vishay Intertechnology, Inc.	38,689	639,142
Zebra Technologies Corp., Class A (1)	15,763	3,302,191
		20,677,399

Energy Equipment & Services - 0.9%
Apergy Corp. (1)	22,634	759,144
Core Laboratories NV	13,127	686,279
Ensco Rowan plc, Class A (2)	58,143	495,960
McDermott International, Inc. (1)	53,366	515,516
Oceaneering International, Inc. (1)	28,910	589,475
Patterson-UTI Energy, Inc.	60,674	698,358
Transocean Ltd. (1)(2)	149,248	956,680
		4,701,412

Entertainment - 0.9%
Cinemark Holdings, Inc.	31,244	1,127,908
Live Nation Entertainment, Inc. (1)	40,743	2,699,224
World Wrestling Entertainment, Inc., Class A (2)	12,815	925,371
		4,752,503

Equity Real Estate Investment Trusts (REITs) - 9.5%
Alexander & Baldwin, Inc.	20,129	464,980
American Campus Communities, Inc.	40,097	1,850,877
Brixmor Property Group, Inc.	86,697	1,550,142
Camden Property Trust	28,128	2,936,282
CoreCivic, Inc.	34,642	719,168
CoreSite Realty Corp.	10,745	1,237,502
Corporate Office Properties Trust	32,183	848,666
Cousins Properties, Inc.	42,278	1,529,195
CyrusOne, Inc.	32,927	1,900,546
Douglas Emmett, Inc.	47,318	1,885,149
EastGroup Properties, Inc.	10,700	1,240,986
EPR Properties	21,969	1,638,668
First Industrial Realty Trust, Inc.	37,073	1,362,062
GEO Group, Inc. (The)	35,324	742,157
Healthcare Realty Trust, Inc.	37,594	1,177,444
Highwoods Properties, Inc.	30,169	1,245,980
Hospitality Properties Trust	47,842	1,196,050
JBG SMITH Properties	35,000	1,376,900
Kilroy Realty Corp.	29,378	2,168,390
Lamar Advertising Co., Class A	24,985	2,016,539

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 9

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
Liberty Property Trust	43,292	2,166,332
Life Storage, Inc.	13,696	1,302,216
Mack-Cali Realty Corp.	26,485	616,836
Medical Properties Trust, Inc.	114,754	2,001,310
National Retail Properties, Inc.	47,291	2,506,896
Omega Healthcare Investors, Inc.	62,415	2,293,751
Pebblebrook Hotel Trust	38,191	1,076,222
PotlatchDeltic Corp.	19,795	771,609
PS Business Parks, Inc.	5,865	988,428
Rayonier, Inc.	37,890	1,148,067
Sabra Health Care REIT, Inc.	52,681	1,037,289
Senior Housing Properties Trust	70,221	580,728
Tanger Factory Outlet Centers, Inc. (2)	27,599	447,380
Taubman Centers, Inc.	17,885	730,245
Uniti Group, Inc. (2)	52,813	501,723
Urban Edge Properties	35,193	609,895
Weingarten Realty Investors	35,195	965,047
		48,831,657

Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	10,657	1,662,385
Sprouts Farmers Market, Inc. (1)	34,318	648,267
		2,310,652

Food Products - 1.6%
Flowers Foods, Inc.	53,525	1,245,527
Hain Celestial Group, Inc. (The) (1)(2)	26,416	578,510
Ingredion, Inc.	19,507	1,609,132
Lancaster Colony Corp.	5,741	853,113
Post Holdings, Inc. (1)	19,457	2,022,944
Sanderson Farms, Inc. (2)	5,705	779,075
Tootsie Roll Industries, Inc. (2)	5,576	205,922
TreeHouse Foods, Inc. (1)	16,383	886,320
		8,180,543

Gas Utilities - 1.8%
National Fuel Gas Co.	25,265	1,332,729
New Jersey Resources Corp.	25,867	1,287,400
ONE Gas, Inc.	15,437	1,393,961
Southwest Gas Holdings, Inc.	15,643	1,401,926
Spire, Inc.	14,764	1,238,995
UGI Corp.	50,869	2,716,913
		9,371,924

Health Care Equipment & Supplies - 3.8%
Avanos Medical, Inc. (1)	13,758	599,986
Cantel Medical Corp.	10,735	865,670

10 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
Globus Medical, Inc., Class A (1)	22,342	945,067
Haemonetics Corp. (1)	14,925	1,796,074
Hill-Rom Holdings, Inc.	19,506	2,040,718
ICU Medical, Inc. (1)	4,899	1,234,107
Inogen, Inc. (1)(2)	5,180	345,817
Integra LifeSciences Holdings Corp. (1)	20,862	1,165,143
LivaNova plc (1)	14,059	1,011,686
Masimo Corp. (1)	14,329	2,132,442
NuVasive, Inc. (1)	15,161	887,525
STERIS plc	24,600	3,662,448
West Pharmaceutical Services, Inc.	21,380	2,675,707
		19,362,390

Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (1)	26,084	911,636
Amedisys, Inc. (1)	8,560	1,039,270
Chemed Corp.	4,638	1,673,576
Covetrus, Inc. (1)(2)	27,981	684,415
Encompass Health Corp.	28,760	1,822,234
HealthEquity, Inc. (1)	16,006	1,046,792
Mednax, Inc. (1)	25,178	635,241
Molina Healthcare, Inc. (1)	18,218	2,607,724
Patterson Cos., Inc. (2)	24,269	555,760
Tenet Healthcare Corp. (1)	24,149	498,918
		11,475,566

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (1)	48,424	563,171
Medidata Solutions, Inc. (1)	18,223	1,649,364
		2,212,535

Hotels, Restaurants & Leisure - 4.1%
Boyd Gaming Corp.	23,380	629,857
Brinker International, Inc. (2)	10,973	431,788
Caesars Entertainment Corp. (1)	170,596	2,016,445
Cheesecake Factory, Inc. (The) (2)	12,101	529,056
Churchill Downs, Inc. (2)	10,373	1,193,621
Cracker Barrel Old Country Store, Inc. (2)	6,995	1,194,256
Domino’s Pizza, Inc.	11,959	3,327,950
Dunkin’ Brands Group, Inc.	24,045	1,915,425
Eldorado Resorts, Inc. (1)(2)	18,933	872,243
International Speedway Corp., Class A	6,957	312,300
Jack in the Box, Inc.	7,551	614,576
Marriott Vacations Worldwide Corp.	11,347	1,093,851
Papa John’s International, Inc. (2)	6,645	297,164
Penn National Gaming, Inc. (1)	31,111	599,198
Scientific Games Corp., Class A (1)(2)	15,800	313,156

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 11

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
Six Flags Entertainment Corp.	20,837	1,035,182
Texas Roadhouse, Inc.	19,575	1,050,590
Wendy’s Co. (The)	53,220	1,042,048
Wyndham Destinations, Inc.	27,237	1,195,704
Wyndham Hotels & Resorts, Inc.	28,307	1,577,832
		21,242,242

Household Durables - 1.6%
Helen of Troy Ltd. (1)	7,278	950,434
KB Home	24,598	632,906
NVR, Inc. (1)	982	3,309,585
Tempur Sealy International, Inc. (1)	13,513	991,449
Toll Brothers, Inc.	38,509	1,410,200
TRI Pointe Group, Inc. (1)	41,948	502,118
Tupperware Brands Corp.	14,278	271,710
		8,068,402

Household Products - 0.1%
Energizer Holdings, Inc. (2)	18,606	718,936

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	16,601	2,330,946

Insurance - 5.2%
Alleghany Corp. (1)	4,202	2,862,024
American Financial Group, Inc.	20,645	2,115,493
Brighthouse Financial, Inc. (1)	33,694	1,236,233
Brown & Brown, Inc.	67,930	2,275,655
CNO Financial Group, Inc.	47,027	784,410
First American Financial Corp.	32,619	1,751,640
Genworth Financial, Inc., Class A (1)	146,928	545,103
Hanover Insurance Group, Inc. (The)	11,872	1,523,178
Kemper Corp.	18,182	1,568,925
Mercury General Corp.	8,011	500,688
Old Republic International Corp.	83,279	1,863,784
Primerica, Inc.	12,319	1,477,664
Reinsurance Group of America, Inc.	18,201	2,839,902
RenaissanceRe Holdings Ltd.	12,848	2,287,072
WR Berkley Corp.	42,089	2,774,928
		26,406,699

Interactive Media & Services - 0.2%
Cars.com, Inc. (1)(2)	18,143	357,780
Yelp, Inc. (1)	20,831	712,004
		1,069,784

12 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
IT Services - 3.1%
CACI International, Inc., Class A (1)	7,236	1,480,413
CoreLogic, Inc. (1)	23,436	980,328
KBR, Inc.	41,261	1,029,049
Leidos Holdings, Inc.	41,957	3,350,266
LiveRamp Holdings, Inc. (1)	19,989	969,067
MAXIMUS, Inc.	18,668	1,354,177
Perspecta, Inc.	41,151	963,345
Sabre Corp.	79,925	1,774,335
Science Applications International Corp.	14,807	1,281,694
WEX, Inc. (1)	12,612	2,624,557
		15,807,231

Leisure Products - 0.8%
Brunswick Corp.	25,465	1,168,589
Mattel, Inc. (1)(2)	101,300	1,135,573
Polaris Industries, Inc.	16,767	1,529,653
		3,833,815

Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc., Class A (1)	5,828	1,821,774
Bio-Techne Corp.	11,051	2,304,023
Charles River Laboratories International, Inc. (1)	14,220	2,017,818
PRA Health Sciences, Inc. (1)	17,260	1,711,329
Syneos Health, Inc. (1)	17,964	917,781
		8,772,725

Machinery - 5.0%
AGCO Corp.	18,806	1,458,781
Colfax Corp. (1)	27,812	779,570
Crane Co.	14,810	1,235,746
Donaldson Co., Inc.	37,103	1,887,059
Graco, Inc.	48,368	2,427,106
IDEX Corp.	22,026	3,791,556
ITT, Inc.	25,574	1,674,586
Kennametal, Inc.	24,106	891,681
Lincoln Electric Holdings, Inc.	18,271	1,504,069
Nordson Corp.	15,096	2,133,216
Oshkosh Corp.	20,341	1,698,270
Terex Corp.	18,128	569,219
Timken Co. (The)	19,953	1,024,387
Toro Co. (The)	31,083	2,079,453
Trinity Industries, Inc.	37,775	783,831
Woodward, Inc.	16,349	1,850,053
		25,788,583

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 13

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
Marine - 0.2%
Kirby Corp. (1)	15,685	1,239,115

Media - 1.2%
AMC Networks, Inc., Class A (1)	13,088	713,165
Cable One, Inc.	1,443	1,689,739
John Wiley & Sons, Inc., Class A	13,214	605,994
Meredith Corp.	11,818	650,699
New York Times Co. (The), Class A	41,697	1,360,156
TEGNA, Inc.	63,145	956,647
		5,976,400

Metals & Mining - 1.9%
Allegheny Technologies, Inc. (1)(2)	37,138	935,878
Carpenter Technology Corp.	13,773	660,828
Commercial Metals Co.	34,710	619,573
Compass Minerals International, Inc.	9,963	547,467
Reliance Steel & Aluminum Co.	19,628	1,857,201
Royal Gold, Inc.	19,171	1,964,836
Steel Dynamics, Inc.	64,660	1,952,732
United States Steel Corp. (2)	50,687	776,018
Worthington Industries, Inc.	11,488	462,507
		9,777,040

Multi-Utilities - 0.7%
Black Hills Corp.	15,802	1,235,242
MDU Resources Group, Inc.	57,757	1,490,131
NorthWestern Corp.	14,675	1,058,801
		3,784,174

Multiline Retail - 0.3%
Dillard’s, Inc., Class A (2)	5,184	322,860
Ollie’s Bargain Outlet Holdings, Inc. (1)	15,192	1,323,375
		1,646,235

Oil, Gas & Consumable Fuels - 2.1%
Callon Petroleum Co. (1)(2)	66,741	439,823
Chesapeake Energy Corp. (1)(2)	308,892	602,339
CNX Resources Corp. (1)	58,035	424,236
EQT Corp.	74,776	1,182,209
Equitrans Midstream Corp. (1)	59,521	1,173,159
Matador Resources Co. (1)	30,192	600,217
Murphy Oil Corp. (2)	47,599	1,173,315
Oasis Petroleum, Inc. (1)	78,500	445,880
PBF Energy, Inc., Class A	34,869	1,091,400
QEP Resources, Inc. (1)	70,298	508,255
Range Resources Corp. (2)	61,180	427,036

14 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
SM Energy Co.	30,671	384,001
Southwestern Energy Co. (1)(2)	158,395	500,528
World Fuel Services Corp.	19,566	703,593
WPX Energy, Inc. (1)	115,650	1,331,132
		10,987,123

Paper & Forest Products - 0.4%
Domtar Corp.	18,412	819,886
Louisiana-Pacific Corp.	36,067	945,677
		1,765,563

Personal Products - 0.2%
Edgewell Personal Care Co. (1)	16,070	433,087
Nu Skin Enterprises, Inc., Class A	16,326	805,198
		1,238,285

Pharmaceuticals - 0.6%
Catalent, Inc. (1)	42,570	2,307,720
Mallinckrodt plc (1)(2)	24,571	225,562
Prestige Consumer Healthcare, Inc. (1)	15,287	484,292
		3,017,574

Professional Services - 0.8%
ASGN, Inc. (1)	15,500	939,300
Insperity, Inc.	10,901	1,331,448
ManpowerGroup, Inc.	17,404	1,681,226
		3,951,974

Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	13,392	1,884,120

Road & Rail - 1.7%
Avis Budget Group, Inc. (1)	18,623	654,785
Genesee & Wyoming, Inc., Class A (1)	16,470	1,647,000
Knight-Swift Transportation Holdings, Inc. (2)	36,449	1,196,985
Landstar System, Inc.	11,739	1,267,695
Old Dominion Freight Line, Inc.	18,841	2,812,208
Ryder System, Inc.	15,543	906,157
Werner Enterprises, Inc.	12,607	391,825
		8,876,655

Semiconductors & Semiconductor Equipment - 3.5%
Cirrus Logic, Inc. (1)	16,909	738,923
Cree, Inc. (1)	30,621	1,720,288
Cypress Semiconductor Corp.	106,830	2,375,899
First Solar, Inc. (1)	22,069	1,449,492
MKS Instruments, Inc.	15,866	1,235,803

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 15

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
Monolithic Power Systems, Inc.	11,535	1,566,222
Semtech Corp. (1)	19,320	928,326
Silicon Laboratories, Inc. (1)	12,610	1,303,874
Synaptics, Inc. (1)(2)	10,266	299,151
Teradyne, Inc.	49,866	2,389,080
Universal Display Corp. (2)	12,406	2,333,073
Versum Materials, Inc.	31,783	1,639,367
		17,979,498

Software - 3.4%
ACI Worldwide, Inc. (1)	32,167	1,104,615
Blackbaud, Inc.	14,212	1,186,702
CDK Global, Inc.	35,388	1,749,583
Commvault Systems, Inc. (1)	11,352	563,286
Fair Isaac Corp. (1)	8,434	2,648,445
j2 Global, Inc. (2)	13,553	1,204,726
LogMeIn, Inc.	14,496	1,068,065
Manhattan Associates, Inc. (1)	18,793	1,302,919
PTC, Inc. (1)	30,123	2,703,840
Teradata Corp. (1)	34,323	1,230,480
Tyler Technologies, Inc. (1)	11,205	2,420,504
		17,183,165

Specialty Retail - 1.8%
Aaron’s, Inc.	19,664	1,207,566
American Eagle Outfitters, Inc.	47,602	804,474
AutoNation, Inc. (1)	16,611	696,666
Bed Bath & Beyond, Inc. (2)	38,430	446,557
Dick’s Sporting Goods, Inc. (2)	19,648	680,410
Five Below, Inc. (1)	16,316	1,958,246
Michaels Cos., Inc. (The) (1)	26,417	229,828
Murphy USA, Inc. (1)	8,842	742,993
Sally Beauty Holdings, Inc. (1)(2)	35,274	470,555
Signet Jewelers Ltd. (2)	15,339	274,261
Urban Outfitters, Inc. (1)	19,951	453,885
Williams-Sonoma, Inc. (2)	22,929	1,490,385
		9,455,826

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (1)	35,236	1,095,840

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	13,153	1,282,943
Deckers Outdoor Corp. (1)	8,479	1,492,050
Skechers U.S.A., Inc., Class A (1)	39,347	1,239,037
		4,014,030

16 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCK - CONT’D
Thrifts & Mortgage Finance - 0.6%
LendingTree, Inc. (1)(2)	2,197	922,806
New York Community Bancorp, Inc.	136,746	1,364,725
Washington Federal, Inc.	23,404	817,502
		3,105,033

Trading Companies & Distributors - 0.7%
GATX Corp.	10,532	835,082
MSC Industrial Direct Co., Inc., Class A	13,086	971,767
NOW, Inc. (1)	31,682	467,626
Watsco, Inc.	9,404	1,537,836
		3,812,311

Water Utilities - 0.5%
Aqua America, Inc. (2)	62,767	2,596,671

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	27,489	835,666

Total Common Stocks (Cost $405,464,389)		498,445,861

EXCHANGE-TRADED FUNDS - 0.5%
SPDR S&P MidCap 400 ETF Trust	8,300	2,943,097

Total Exchange-Traded Funds (Cost $2,710,941)		2,943,097

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 2/27/20 (5)	1,000,000	987,053

Total U.S. Treasury Obligations (Cost $984,911)		987,053

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	5,621,263	5,621,263

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,621,263)		5,621,263

TOTAL INVESTMENTS (Cost $414,781,504) - 98.9%		507,997,274
Other assets and liabilities, net - 1.1%		5,473,515
NET ASSETS - 100.0%		513,470,789

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 17

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $38,726,605.
(3) Represents an investment in an affiliate effective December 31, 2016 due to the issuer’s affiliation with the Fund’s investment adviser.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P MidCap 400 Index	51	9/20/19	$9,945,000	$180,075
See notes to financial statements.

18 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $413,659,671) - including $38,726,605 of securities on loan	$506,565,919
Investments in securities of affiliated issuers, at value (identified cost $1,121,833)	1,431,355
Receivable for variation margin on open futures contracts	116,280
Cash	8,683,601
Receivable for investments sold	3,525,152
Receivable for capital shares sold	89,115
Dividends receivable	514,120
Securities lending income receivable	5,508
Receivable from affiliate	38,172
Directors’ deferred compensation plan	93,220
Other assets	22,883
Total assets	521,085,325

LIABILITIES
Payable for investments purchased	1,220,180
Payable for capital shares redeemed	314,333
Deposits for securities loaned	5,621,263
Payable to affiliates:
Investment advisory fee	82,217
Administrative fee	49,330
Distribution and service fees	45,403
Sub-transfer agency fee	116
Directors’ deferred compensation plan	93,220
Accrued expenses	188,474
Total liabilities	7,614,536
NET ASSETS	$513,470,789

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$364,730,558
Distributable earnings	148,740,231
Total	$513,470,789

NET ASSET VALUE PER SHARE
Class I (based on net assets of $229,318,356 and 2,006,428 shares outstanding)	$114.29
Class F (based on net assets of $284,152,433 and 2,471,341 shares outstanding)	$114.98
See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 19

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $2,166)	$4,245,517
Dividend income - affiliated issuers	23,781
Interest income	71,132
Securities lending income, net	32,447
Total investment income	4,372,877

EXPENSES
Investment advisory fee	496,253
Administrative fee	297,752
Distribution and service fees:
Class F	272,959
Directors’ fees and expenses	16,102
Custodian fees	29,134
Transfer agency fees and expenses	88,719
Accounting fees	54,997
Professional fees	23,029
Reports to shareholders	31,523
Miscellaneous	46,226
Total expenses	1,356,694
Waiver and/or reimbursement of expenses by affiliate	(262,386)
Reimbursement of expenses-other	(6,705)
Net expenses	1,087,603
Net investment income	3,285,274

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	9,163,127
Investment securities - affiliated issuers	(2,955)
Futures contracts	1,275,470
10,435,642

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	64,856,142
Investment securities - affiliated issuers	273,851
Futures contracts	244,380
65,374,373

Net realized and unrealized gain	75,810,015

Net increase in net assets resulting from operations	$79,095,289
See notes to financial statements.

20 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,285,274	$6,518,422
Net realized gain	10,435,642	35,010,240
Net change in unrealized appreciation (depreciation)	65,374,373	(98,726,336)
Net increase (decrease) in net assets resulting from operations	79,095,289	(57,197,674)

Distributions to shareholders:
Class I shares	—	(17,139,326)
Class F shares	—	(20,564,765)
Total distributions to shareholders	—	(37,704,091)

Capital share transactions:
Class I shares	(8,823,789)	(11,340,005)
Class F shares	(5,207,217)	3,819,388
Net decrease in net assets from capital share transactions	(14,031,006)	(7,520,617)

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,064,283	(102,422,382)

NET ASSETS
Beginning of period	448,406,506	550,828,888
End of period	$513,470,789	$448,406,506
See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 21

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS I SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$97.01		$117.50	$106.11	$91.52	$95.73	$96.10
Income from investment operations:
Net investment income (1)	0.79		1.58	1.44	1.12	1.02	1.00
Net realized and unrealized gain (loss)	16.49		(13.43)	15.18	17.43	(3.56)	7.99
Total from investment operations	17.28		(11.85)	16.62	18.55	(2.54)	8.99
Distributions from:
Net investment income	—		(1.40)	(0.81)	(0.44)	(0.09)	(1.01)
Net realized gain	—		(7.24)	(4.42)	(3.52)	(1.58)	(8.35)
Total distributions	—		(8.64)	(5.23)	(3.96)	(1.67)	(9.36)
Total increase (decrease) in net asset value	17.28		(20.49)	11.39	14.59	(4.21)	(0.37)
Net asset value, ending	$114.29		$97.01	$117.50	$106.11	$91.52	$95.73
Total return (2)	17.81%	(3)	(11.33%)	15.88%	20.27%	(2.68%)	9.25%
Ratios to average net assets: (4)
Total expenses	0.44%	(5)	0.44%	0.43%	0.54%	0.54%	0.53%
Net expenses	0.31%	(5)	0.30%	0.30%	0.41%	0.54%	0.53%
Net investment income	1.45%	(5)	1.35%	1.29%	1.15%	1.05%	1.01%
Portfolio turnover	5%	(3)	14%	16%	20%	13%	14%
Net assets, ending (in thousands)	$229,318		$202,330	$256,043	$246,310	$222,462	$241,929

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

22 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS F SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$97.71		$118.58	$107.30	$92.83	$97.20	$97.32
Income from investment operations:
Net investment income (1)	0.67		1.31	1.18	1.14	0.85	0.81
Net realized and unrealized gain (loss)	16.60		(13.54)	15.33	17.40	(3.64)	8.04
Total from investment operations	17.27		(12.23)	16.51	18.54	(2.79)	8.85
Distributions from:
Net investment income	—		(1.40)	(0.81)	(0.55)	—	(0.62)
Net realized gain	—		(7.24)	(4.42)	(3.52)	(1.58)	(8.35)
Total distributions	—		(8.64)	(5.23)	(4.07)	(1.58)	(8.97)
Total increase (decrease) in net asset value	17.27		(20.87)	11.28	14.47	(4.37)	(0.12)
Net asset value, ending	$114.98		$97.71	$118.58	$107.30	$92.83	$97.20
Total return (2)	17.68%	(3)	(11.57)%	15.63%	19.96%	(2.90)%	9.00%
Ratios to average net assets: (4)
Total expenses	0.64%	(5)	0.64%	0.64%	0.79%	0.77%	0.75%
Net expenses	0.54%	(5)	0.55%	0.55%	0.66%	0.77%	0.75%
Net investment income	1.22%	(5)	1.11%	1.05%	1.10%	0.86%	0.81%
Portfolio turnover	5%	(3)	14%	16%	20%	13%	14%
Net assets, ending (in thousands)	$284,152		$246,076	$294,786	$261,005	$13,051	$8,601

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 23

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP S&P MidCap 400 Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may

24 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$498,445,861	(2)	$—	$—	$498,445,861
Exchange-Traded Funds	2,943,097		—	—	2,943,097
U.S. Treasury Obligations	—		987,053	—	987,053
Short Term Investment of Cash Collateral for Securities Loaned	5,621,263		—	—	5,621,263
Total Investments	$507,010,221		$987,053	$—	$507,997,274
Futures Contracts	$180,075		$—	$—	$180,075
Total	$507,190,296		$987,053	$—	$508,177,349

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way

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a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $496,253.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% and 0.53% (0.30% and 0.55% prior to May 1, 2019) of the Fund’s average daily net assets for Class I and Class F, respectively. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $262,386.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $297,752.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $272,959 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $307 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each

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Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $6,705, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, expenses incurred under the Servicing Plan amounted to $86,477 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $25,232,690 and $37,603,453, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$414,368,916
Gross unrealized appreciation	$133,169,696
Gross unrealized depreciation	(39,361,263)
Net unrealized appreciation (depreciation)	$93,808,433
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Distributable earnings	$180,075	(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$1,275,470	$244,380
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2019 was approximately $9,303,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan was $38,726,605 and the total value of collateral received was $39,057,651, comprised of cash of $5,621,263 and U.S. Government and/or agencies securities of $33,436,388.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$39,057,651	$—	$—	$—	$39,057,651
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2019.

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NOTE 9 — AFFILIATED COMPANIES
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2019, the value of the Fund’s investment in affiliated companies was $1,431,355, which represents 0.28% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the six months ended June 30, 2019 were as follows:

Name of Affiliated Company	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Eaton Vance Corp.	34,247	—	(1,060)	33,187	$1,431,355	$23,781	($2,955)	$—	$273,851
NOTE 10 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	56,257	$6,101,938	111,777	$12,820,442
Reinvestment of distributions	—	—	146,678	17,139,326
Shares redeemed	(135,487)	(14,925,727)	(351,907)	(41,299,773)
Net decrease	(79,230)	($8,823,789)	(93,452)	($11,340,005)

Class F
Shares sold	41,880	$4,664,155	57,086	$6,760,577
Reinvestment of distributions	—	—	174,618	20,564,765
Shares redeemed	(89,074)	(9,871,372)	(199,149)	(23,505,954)
Net increase (decrease)	(47,194)	($5,207,217)	32,555	$3,819,388
At June 30, 2019, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 23.5% and 52.4%, respectively, of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P MidCap 400 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s performance universe for the one-, three- and five-year periods ended September 30, 2018 and underperformed the index the Fund is designed to track for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial
Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling
1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at
www.FINRA.org.

Printed on recycled paper.
24224 6.30.2019

Calvert VP Russell 2000® Small Cap Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
66	Board of Directors’ Contract Approval
69	Officers and Directors
70	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	16.77%	-3.57%	6.59%	12.78%
Class F at NAV	10/04/2005	04/27/2000	16.65	-3.81	6.34	12.54

Russell 2000® Index	—	—	16.98%	-3.31%	7.06%	13.44%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.59%	0.79%
Net					0.39	0.59

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	17.2%	iShares Russell 2000 ETF	2.1%
Health Care	16.7%	Array BioPharma, Inc.	0.5%
Industrials	15.4%	Haemonetics Corp.	0.3%
Information Technology	12.8%	Novocure Ltd.	0.3%
Consumer Discretionary	10.8%	Science Applications International Corp.	0.3%
Real Estate	7.5%	Deckers Outdoor Corp.	0.2%
Energy	4.0%	EMCOR Group, Inc.	0.2%
Materials	3.9%	Portland General Electric Co.	0.2%
Utilities	3.7%	Southwest Gas Holdings, Inc.	0.2%
Consumer Staples	2.7%	Teladoc Health, Inc.	0.2%
Communication Services	2.5%	Total	4.5%
Exchange-Traded Funds	2.2%
U.S. Treasury Obligations	0.6%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,167.70	$2.04**	0.38%
Class F	$1,000.00	$1,166.50	$3.28**	0.61%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.91	$1.91**	0.38%
Class F	$1,000.00	$1,021.77	$3.06**	0.61%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 91.7%
Aerospace & Defense - 1.2%
AAR Corp.	2,738	100,731
Aerojet Rocketdyne Holdings, Inc. (1)(2)	6,213	278,156
AeroVironment, Inc. (1)	1,707	96,907
Astronics Corp. (1)	1,883	75,734
Axon Enterprise, Inc. (1)	4,958	318,353
Cubic Corp.	2,578	166,230
Ducommun, Inc. (1)	914	41,194
Kratos Defense & Security Solutions, Inc. (1)	7,415	169,729
Maxar Technologies, Inc. (2)	4,750	37,145
Mercury Systems, Inc. (1)	4,534	318,967
Moog, Inc., Class A	2,677	250,594
National Presto Industries, Inc. (2)	420	39,182
Parsons Corp. (1)	1,648	60,778
Triumph Group, Inc.	4,259	97,531
Vectrus, Inc. (1)	813	32,975
Wesco Aircraft Holdings, Inc. (1)	4,699	52,159
		2,136,365

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (1)	5,010	122,244
Atlas Air Worldwide Holdings, Inc. (1)	1,930	86,155
Echo Global Logistics, Inc. (1)	2,286	47,709
Forward Air Corp.	2,396	141,724
Hub Group, Inc., Class A (1)	2,690	112,926
Radiant Logistics, Inc. (1)	2,087	12,814
		523,572

Airlines - 0.4%
Allegiant Travel Co.	1,085	155,697
Hawaiian Holdings, Inc.	4,284	117,510
Mesa Air Group, Inc. (1)	1,804	16,489
SkyWest, Inc.	4,287	260,092
Spirit Airlines, Inc. (1)	5,800	276,834
		826,622

Auto Components - 1.1%
Adient plc	7,738	187,801
American Axle & Manufacturing Holdings, Inc. (1)	8,943	114,113
Cooper Tire & Rubber Co.	4,233	133,551
Cooper-Standard Holdings, Inc. (1)	1,470	67,355
Dana, Inc.	12,117	241,613

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Dorman Products, Inc. (1)	2,276	198,331
Fox Factory Holding Corp. (1)	3,199	263,949
Gentherm, Inc. (1)	2,898	121,223
LCI Industries	2,000	180,000
Modine Manufacturing Co. (1)	4,047	57,913
Motorcar Parts of America, Inc. (1)	1,400	29,974
Standard Motor Products, Inc.	1,855	84,106
Stoneridge, Inc. (1)	2,174	68,590
Tenneco, Inc., Class A	4,240	47,022
Tower International, Inc.	1,846	35,997
Visteon Corp. (1)	2,492	145,981
		1,977,519

Automobiles - 0.1%
Winnebago Industries, Inc. (2)	2,579	99,678

Banks - 8.9%
1st Constitution Bancorp	623	11,507
1st Source Corp.	1,262	58,557
ACNB Corp.	464	18,360
Allegiance Bancshares, Inc. (1)	1,683	56,111
Amalgamated Bank, Class A	808	14,100
Amerant Bancorp, Inc. (1)	1,707	33,662
American National Bankshares, Inc.	705	27,319
Ameris Bancorp	3,710	145,395
Ames National Corp.	756	20,488
Arrow Financial Corp.	1,094	37,995
Atlantic Capital Bancshares, Inc. (1)	1,833	31,381
Atlantic Union Bankshares Corp.	6,915	244,307
Banc of California, Inc.	3,886	54,287
BancFirst Corp.	1,474	82,043
Bancorp, Inc. (The) (1)	4,384	39,105
BancorpSouth Bank	7,859	228,225
Bank First Corp.	510	35,175
Bank of Commerce Holdings	1,360	14,538
Bank of Marin Bancorp	1,090	44,712
Bank of NT Butterfield & Son Ltd. (The)	4,538	154,111
Bank of Princeton (The)	486	14,580
Bank7 Corp. (1)	280	5,177
BankFinancial Corp.	1,183	16,550
Bankwell Financial Group, Inc.	446	12,800
Banner Corp.	2,944	159,418
Bar Harbor Bankshares	1,146	30,472
Baycom Corp. (1)	848	18,571
BCB Bancorp, Inc.	832	11,523
Berkshire Hills Bancorp, Inc.	3,820	119,910
Boston Private Financial Holdings, Inc.	7,071	85,347

6 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bridge Bancorp, Inc.	1,543	45,457
Brookline Bancorp, Inc.	6,592	101,385
Bryn Mawr Bank Corp.	1,617	60,346
Business First Bancshares, Inc.	766	19,495
Byline Bancorp, Inc. (1)	1,998	38,202
C&F Financial Corp.	251	13,707
Cadence BanCorp	10,674	222,019
Cambridge Bancorp	320	26,080
Camden National Corp.	1,318	60,457
Capital Bancorp, Inc. (1)	525	6,458
Capital City Bank Group, Inc.	1,232	30,615
Capstar Financial Holdings, Inc.	756	11,453
Carolina Financial Corp.	1,663	58,355
Carter Bank & Trust (1)	1,998	39,500
Cathay General Bancorp	6,414	230,327
CBTX, Inc.	1,510	42,491
CenterState Bank Corp.	10,704	246,513
Central Pacific Financial Corp.	2,617	78,405
Central Valley Community Bancorp	682	14,643
Century Bancorp, Inc., Class A	277	24,348
Chemical Financial Corp.	5,896	242,385
Chemung Financial Corp.	245	11,843
Citizens & Northern Corp.	1,125	29,621
City Holding Co.	1,332	101,578
Civista Bancshares, Inc.	1,318	29,589
CNB Financial Corp.	1,282	36,204
Coastal Financial Corp. (1)	530	8,199
Codorus Valley Bancorp, Inc.	695	15,985
Colony Bankcorp, Inc.	655	11,115
Columbia Banking System, Inc.	6,012	217,514
Community Bank System, Inc.	4,321	284,495
Community Bankers Trust Corp.	1,884	15,957
Community Financial Corp. (The)	347	11,704
Community Trust Bancorp, Inc.	1,316	55,654
ConnectOne Bancorp, Inc.	2,830	64,128
Customers Bancorp, Inc. (1)	2,287	48,027
CVB Financial Corp.	11,410	239,952
DNB Financial Corp.	307	13,658
Eagle Bancorp, Inc.	2,865	155,082
Enterprise Bancorp, Inc.	790	25,051
Enterprise Financial Services Corp.	1,978	82,285
Equity Bancshares, Inc., Class A (1)	1,296	34,551
Esquire Financial Holdings, Inc. (1)	506	12,726
Evans Bancorp, Inc.	406	15,318
Farmers & Merchants Bancorp, Inc. (2)	778	22,655
Farmers National Banc Corp.	1,937	28,726
FB Financial Corp.	1,361	49,813

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fidelity D&D Bancorp, Inc.	249	16,733
Fidelity Southern Corp.	1,909	59,122
Financial Institutions, Inc.	1,134	33,056
First Bancorp / Southern Pines NC	2,504	91,196
First Bancorp, Inc. / ME	691	18,553
First BanCorp. / Puerto Rico	17,713	195,552
First Bancshares, Inc. (The)	1,422	43,143
First Bank / Hamilton	1,315	15,438
First Busey Corp.	4,434	117,102
First Business Financial Services, Inc.	708	16,638
First Capital, Inc.	286	14,460
First Choice Bancorp	529	12,029
First Commonwealth Financial Corp.	8,496	114,441
First Community Bankshares, Inc.	1,464	49,425
First Financial Bancorp	8,144	197,248
First Financial Bankshares, Inc. (2)	11,051	340,260
First Financial Corp. / IN	992	39,839
First Financial Northwest, Inc.	708	10,018
First Foundation, Inc.	3,136	42,148
First Guaranty Bancshares, Inc.	375	7,819
First Internet Bancorp	680	14,647
First Interstate BancSystem, Inc., Class A	3,196	126,594
First Merchants Corp.	4,215	159,749
First Mid Bancshares, Inc.	1,248	43,580
First Midwest Bancorp, Inc.	8,833	180,812
First Northwest Bancorp	864	14,040
First of Long Island Corp. (The)	2,051	41,184
Flushing Financial Corp.	2,270	50,394
FNCB Bancorp, Inc.	1,509	11,710
Franklin Financial Network, Inc.	950	26,467
Franklin Financial Services Corp.	369	14,070
Fulton Financial Corp.	14,217	232,732
FVCBankcorp, Inc. (1)(2)	1,064	20,663
German American Bancorp, Inc.	1,728	52,047
Glacier Bancorp, Inc.	7,207	292,244
Great Southern Bancorp, Inc.	940	56,259
Great Western Bancorp, Inc.	4,725	168,777
Guaranty Bancshares, Inc.	666	20,746
Hancock Whitney Corp.	7,187	287,911
Hanmi Financial Corp.	2,767	61,621
HarborOne Bancorp, Inc. (1)	1,232	23,075
Hawthorn Bancshares, Inc.	499	13,383
Heartland Financial USA, Inc.	2,796	125,065
Heritage Commerce Corp.	3,178	38,931
Heritage Financial Corp.	3,121	92,194
Hilltop Holdings, Inc.	6,020	128,045
Home BancShares, Inc.	13,082	251,959

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
HomeTrust Bancshares, Inc.	1,500	37,710
Hope Bancorp, Inc.	9,898	136,394
Horizon Bancorp	3,088	50,458
Howard Bancorp, Inc. (1)	773	11,726
IBERIABANK Corp.	4,610	349,669
Independent Bank Corp.	1,586	34,559
Independent Bank Corp. / Rockland	2,823	214,971
Independent Bank Group, Inc.	3,094	170,046
International Bancshares Corp.	4,729	178,331
Investar Holding Corp.	717	17,100
Investors Bancorp, Inc.	20,065	223,725
Lakeland Bancorp, Inc.	3,940	63,631
Lakeland Financial Corp.	2,121	99,326
LCNB Corp.	686	13,034
LegacyTexas Financial Group, Inc.	3,945	160,601
Level One Bancorp, Inc.	116	2,899
Live Oak Bancshares, Inc. (2)	1,938	33,237
Macatawa Bank Corp.	2,061	21,146
Mackinac Financial Corp.	813	12,862
MainStreet Bancshares, Inc. (1)	626	14,279
Malvern Bancorp, Inc. (1)	564	12,414
MBT Financial Corp.	1,575	15,813
Mercantile Bank Corp.	1,239	40,367
Metropolitan Bank Holding Corp. (1)	542	23,848
Mid Penn Bancorp, Inc.	399	9,955
Midland States Bancorp, Inc.	1,739	46,466
MidSouth Bancorp, Inc.	780	9,243
MidWestOne Financial Group, Inc.	980	27,401
MutualFirst Financial, Inc.	424	14,433
MVB Financial Corp.	740	12,550
National Bank Holdings Corp., Class A	2,417	87,737
National Bankshares, Inc.	531	20,672
NBT Bancorp, Inc.	3,663	137,399
Nicolet Bankshares, Inc. (1)	650	40,339
Northeast Bank (1)	637	17,568
Northrim BanCorp, Inc.	525	18,722
Norwood Financial Corp.	502	17,475
Oak Valley Bancorp (2)	573	11,202
OFG Bancorp	4,325	102,805
Ohio Valley Banc Corp.	358	13,808
Old Line Bancshares, Inc.	1,302	34,646
Old National Bancorp	14,766	244,968
Old Second Bancorp, Inc.	2,274	29,039
Opus Bank	1,820	38,420
Origin Bancorp, Inc. (2)	1,393	45,969
Orrstown Financial Services, Inc.	576	12,666
Pacific Mercantile Bancorp (1)	1,193	9,842

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pacific Premier Bancorp, Inc.	5,265	162,583
Park National Corp.	1,149	114,199
Parke Bancorp, Inc.	552	13,220
PCB Bancorp	976	16,631
Peapack Gladstone Financial Corp.	1,336	37,568
Penns Woods Bancorp, Inc.	415	18,779
People’s Utah Bancorp	1,248	36,691
Peoples Bancorp of North Carolina, Inc.	408	12,260
Peoples Bancorp, Inc.	1,418	45,745
Peoples Financial Services Corp.	676	30,413
Preferred Bank / Los Angeles	1,057	49,943
Premier Financial Bancorp, Inc.	911	13,665
QCR Holdings, Inc.	1,089	37,973
RBB Bancorp	1,147	22,183
Red River Bancshares, Inc. (1)	61	2,957
Reliant Bancorp, Inc.	609	14,391
Renasant Corp.	4,869	174,992
Republic Bancorp, Inc., Class A	907	45,123
Republic First Bancorp, Inc. (1)	4,071	19,989
S&T Bancorp, Inc.	2,878	107,867
Sandy Spring Bancorp, Inc.	2,871	100,140
SB One Bancorp	601	13,432
Seacoast Banking Corp. of Florida (1)	4,301	109,417
Select Bancorp, Inc. (1)	954	10,914
ServisFirst Bancshares, Inc.	3,980	136,355
Shore Bancshares, Inc.	977	15,964
Sierra Bancorp	987	26,767
Simmons First National Corp., Class A	7,638	177,660
SmartFinancial, Inc. (1)	1,098	23,816
South Plains Financial, Inc. (1)	301	4,973
South State Corp.	2,937	216,369
Southern First Bancshares, Inc. (1)	447	17,505
Southern National Bancorp of Virginia, Inc.	1,573	24,083
Southside Bancshares, Inc.	2,786	90,211
Spirit of Texas Bancshares, Inc. (1)	771	17,348
Stock Yards Bancorp, Inc.	1,843	66,624
Summit Financial Group, Inc.	649	17,426
Tompkins Financial Corp.	1,253	102,245
TowneBank	5,463	149,031
TriCo Bancshares	2,280	86,184
TriState Capital Holdings, Inc. (1)	1,979	42,232
Triumph Bancorp, Inc. (1)	1,993	57,897
Trustmark Corp.	5,505	183,041
UMB Financial Corp.	3,745	246,496
Union Bankshares, Inc.	303	11,214
United Bankshares, Inc.	8,225	305,065
United Community Banks, Inc.	6,587	188,125

10 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Security Bancshares	1,143	13,019
Unity Bancorp, Inc.	677	15,368
Univest Financial Corp.	2,279	59,847
Valley National Bancorp	26,810	289,012
Veritex Holdings, Inc.	4,496	116,671
Washington Trust Bancorp, Inc.	1,232	64,286
WesBanco, Inc.	4,305	165,958
West BanCorp., Inc.	1,387	29,432
Westamerica BanCorp.	2,132	131,353
		16,287,039

Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A (1)(2)	710	268,210
Celsius Holdings, Inc. (1)(2)	1,928	8,560
Coca-Cola Consolidated, Inc.	389	116,408
Craft Brew Alliance, Inc. (1)	855	11,961
MGP Ingredients, Inc.	1,083	71,814
National Beverage Corp. (2)	989	44,139
New Age Beverages Corp. (1)	6,381	29,863
Primo Water Corp. (1)(2)	2,722	33,481
		584,436

Biotechnology - 7.3%
Abeona Therapeutics, Inc. (1)	2,704	12,925
ACADIA Pharmaceuticals, Inc. (1)(2)	8,937	238,886
Acceleron Pharma, Inc. (1)	3,829	157,295
Achillion Pharmaceuticals, Inc. (1)	10,118	27,116
Acorda Therapeutics, Inc. (1)	3,713	28,479
Adamas Pharmaceuticals, Inc. (1)(2)	1,883	11,675
ADMA Biologics, Inc. (1)	1,642	6,355
Aduro Biotech, Inc. (1)	5,545	8,539
Adverum Biotechnologies, Inc. (1)	4,398	52,292
Aeglea BioTherapeutics, Inc. (1)	1,379	9,446
Affimed NV (1)	5,312	15,352
Agenus, Inc. (1)	9,008	27,024
AgeX Therapeutics, Inc. (1)(2)	600	2,202
Aimmune Therapeutics, Inc. (1)	3,609	75,139
Akcea Therapeutics, Inc. (1)(2)	1,275	29,899
Akebia Therapeutics, Inc. (1)(2)	10,148	49,116
Albireo Pharma, Inc. (1)	688	22,181
Alder Biopharmaceuticals, Inc. (1)(2)	6,241	73,457
Aldeyra Therapeutics, Inc. (1)	1,388	8,328
Alector, Inc. (1)	455	8,645
Allakos, Inc. (1)(2)	1,484	64,302
Allogene Therapeutics, Inc. (1)(2)	3,351	89,974
AMAG Pharmaceuticals, Inc. (1)(2)	3,012	30,090
Amicus Therapeutics, Inc. (1)	19,803	247,141

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
AnaptysBio, Inc. (1)(2)	2,097	118,313
Anavex Life Sciences Corp. (1)	3,787	12,838
Anika Therapeutics, Inc. (1)	1,202	48,825
Apellis Pharmaceuticals, Inc. (1)	4,140	104,908
Arcus Biosciences, Inc. (1)(2)	2,532	20,129
Ardelyx, Inc. (1)	2,393	6,437
Arena Pharmaceuticals, Inc. (1)	4,139	242,670
ArQule, Inc. (1)(2)	8,398	92,462
Array BioPharma, Inc. (1)(2)	18,964	878,602
Arrowhead Pharmaceuticals, Inc. (1)(2)	7,746	205,269
Assembly Biosciences, Inc. (1)	1,696	22,879
Atara Biotherapeutics, Inc. (1)	3,780	76,016
Athenex, Inc. (1)(2)	5,086	100,703
Athersys, Inc. (1)(2)	11,234	18,873
Audentes Therapeutics, Inc. (1)	3,746	141,824
Avid Bioservices, Inc. (1)	4,695	26,292
Avrobio, Inc. (1)	1,052	17,106
Axcella Health, Inc. (1)	145	1,353
Beyondspring, Inc. (1)	944	22,392
BioCryst Pharmaceuticals, Inc. (1)	8,297	31,446
Biohaven Pharmaceutical Holding Co., Ltd. (1)	2,834	124,101
BioSpecifics Technologies Corp. (1)	496	29,616
BioTime, Inc. (1)(2)	6,005	6,606
Bioxcel Therapeutics, Inc. (1)	531	5,830
Blueprint Medicines Corp. (1)	4,158	392,224
Calithera Biosciences, Inc. (1)	2,688	10,483
Calyxt, Inc. (1)(2)	700	8,736
Cara Therapeutics, Inc. (1)(2)	2,765	59,447
CareDx, Inc. (1)	3,511	126,361
CASI Pharmaceuticals, Inc. (1)(2)	4,345	13,904
Catalyst Pharmaceuticals, Inc. (1)	9,063	34,802
CEL-SCI Corp. (1)	2,325	19,530
Celcuity, Inc. (1)(2)	240	6,000
Cellular Biomedicine Group, Inc. (1)	958	15,836
Checkpoint Therapeutics, Inc. (1)	2,033	6,201
ChemoCentryx, Inc. (1)	3,509	32,634
Chimerix, Inc. (1)	3,539	15,288
Clovis Oncology, Inc. (1)(2)	3,967	58,989
Coherus Biosciences, Inc. (1)(2)	5,288	116,865
Concert Pharmaceuticals, Inc. (1)	1,527	18,324
Constellation Pharmaceuticals, Inc. (1)(2)	1,306	16,038
Corbus Pharmaceuticals Holdings, Inc. (1)(2)	3,888	26,944
Cortexyme, Inc. (1)	255	10,845
Crinetics Pharmaceuticals, Inc. (1)	952	23,800
Cue Biopharma, Inc. (1)(2)	1,576	14,168
Cyclerion Therapeutics, Inc. (1)	2,036	23,312
Cytokinetics, Inc. (1)	4,685	52,706

12 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CytomX Therapeutics, Inc. (1)	3,689	41,391
Deciphera Pharmaceuticals, Inc. (1)	1,275	28,751
Denali Therapeutics, Inc. (1)(2)	3,705	76,916
Dicerna Pharmaceuticals, Inc. (1)	4,450	70,087
Dynavax Technologies Corp. (1)(2)	5,186	20,692
Eagle Pharmaceuticals, Inc. (1)(2)	867	48,275
Editas Medicine, Inc. (1)(2)	4,234	104,749
Eidos Therapeutics, Inc. (1)(2)	939	29,184
Eiger BioPharmaceuticals, Inc. (1)	2,068	21,962
Emergent BioSolutions, Inc. (1)	3,733	180,341
Enanta Pharmaceuticals, Inc. (1)	1,395	117,710
Enochian Biosciences, Inc. (1)	355	1,601
Epizyme, Inc. (1)	6,653	83,495
Esperion Therapeutics, Inc. (1)(2)	1,993	92,714
Evelo Biosciences, Inc. (1)(2)	1,133	10,174
Fate Therapeutics, Inc. (1)	4,438	90,091
FibroGen, Inc. (1)	6,599	298,143
Five Prime Therapeutics, Inc. (1)	2,790	16,824
Flexion Therapeutics, Inc. (1)(2)	2,654	32,644
Forty Seven, Inc. (1)(2)	1,154	12,232
G1 Therapeutics, Inc. (1)(2)	2,920	89,527
Galectin Therapeutics, Inc. (1)	2,845	11,864
Genomic Health, Inc. (1)	2,307	134,198
Geron Corp. (1)(2)	13,270	18,711
Global Blood Therapeutics, Inc. (1)	4,626	243,328
GlycoMimetics, Inc. (1)	2,997	35,724
Gossamer Bio, Inc. (1)	1,728	38,327
Gritstone Oncology, Inc. (1)(2)	2,176	24,241
Halozyme Therapeutics, Inc. (1)	12,201	209,613
Harpoon Therapeutics, Inc. (1)(2)	210	2,730
Heron Therapeutics, Inc. (1)(2)	6,285	116,838
Homology Medicines, Inc. (1)	2,088	40,862
Hookipa Pharma, Inc. (1)	184	1,242
ImmunoGen, Inc. (1)	11,811	25,630
Immunomedics, Inc. (1)	14,953	207,398
Inovio Pharmaceuticals, Inc. (1)(2)	6,941	20,407
Insmed, Inc. (1)(2)	6,347	162,483
Intellia Therapeutics, Inc. (1)(2)	2,581	42,251
Intercept Pharmaceuticals, Inc. (1)(2)	2,112	168,052
Intrexon Corp. (1)(2)	5,972	45,746
Invitae Corp. (1)	7,411	174,158
Iovance Biotherapeutics, Inc. (1)(2)	9,767	239,487
Ironwood Pharmaceuticals, Inc. (1)(2)	13,086	143,161
Jounce Therapeutics, Inc. (1)	1,233	6,103
Kadmon Holdings, Inc. (1)(2)	11,248	23,171
KalVista Pharmaceuticals, Inc. (1)	1,030	22,835
Karyopharm Therapeutics, Inc. (1)(2)	4,019	24,074

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kezar Life Sciences, Inc. (1)(2)	1,038	8,003
Kindred Biosciences, Inc. (1)	2,568	21,391
Kiniksa Pharmaceuticals Ltd., Class A (1)(2)	975	13,201
Kodiak Sciences, Inc. (1)	2,049	23,973
Krystal Biotech, Inc. (1)	773	31,144
Kura Oncology, Inc. (1)	2,350	46,271
La Jolla Pharmaceutical Co. (1)	1,535	14,199
Lexicon Pharmaceuticals, Inc. (1)(2)	3,782	23,789
Ligand Pharmaceuticals, Inc. (1)(2)	1,620	184,923
LogicBio Therapeutics, Inc. (1)(2)	670	8,710
MacroGenics, Inc. (1)	4,075	69,153
Madrigal Pharmaceuticals, Inc. (1)(2)	598	62,676
Magenta Therapeutics, Inc. (1)	1,188	17,523
MannKind Corp. (1)(2)	11,365	13,070
Marker Therapeutics, Inc. (1)	2,391	18,985
Medicines Co. (The) (1)(2)	5,811	211,927
MediciNova, Inc. (1)(2)	3,274	31,529
MEI Pharma, Inc. (1)	6,012	15,150
MeiraGTx Holdings plc (1)(2)	991	26,638
Mersana Therapeutics, Inc. (1)	944	3,823
Millendo Therapeutics, Inc. (1)	829	9,592
Minerva Neurosciences, Inc. (1)	2,206	12,420
Mirati Therapeutics, Inc. (1)(2)	2,133	219,699
Molecular Templates, Inc. (1)	723	6,037
Momenta Pharmaceuticals, Inc. (1)	8,032	99,998
Mustang Bio, Inc. (1)	1,620	5,962
Myriad Genetics, Inc. (1)	5,815	161,541
Natera, Inc. (1)	4,829	133,184
Neon Therapeutics, Inc. (1)	485	2,299
NextCure, Inc. (1)	255	3,825
Novavax, Inc. (1)(2)	1,636	9,587
Oncocyte Corp. (1)	1,896	4,759
OPKO Health, Inc. (1)(2)	26,562	64,811
Organogenesis Holdings, Inc. (1)	930	7,087
Palatin Technologies, Inc. (1)(2)	16,946	19,657
PDL BioPharma, Inc. (1)	12,664	39,765
Pfenex, Inc. (1)	1,821	12,274
PhaseBio Pharmaceuticals, Inc. (1)	1,211	15,913
Pieris Pharmaceuticals, Inc. (1)	3,015	14,170
PolarityTE, Inc. (1)	503	2,867
Portola Pharmaceuticals, Inc. (1)(2)	5,426	147,207
Precision BioSciences, Inc. (1)	808	10,722
Principia Biopharma, Inc. (1)	1,162	38,567
Progenics Pharmaceuticals, Inc. (1)	5,871	36,224
Protagonist Therapeutics, Inc. (1)	1,337	16,218
Prothena Corp. plc (1)	3,249	34,342
PTC Therapeutics, Inc. (1)	4,883	219,735

14 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Puma Biotechnology, Inc. (1)(2)	2,522	32,055
Ra Pharmaceuticals, Inc. (1)	2,700	81,189
Radius Health, Inc. (1)(2)	3,845	93,664
Recro Pharma, Inc. (1)	1,196	12,163
REGENXBIO, Inc. (1)(2)	2,841	145,942
Repligen Corp. (1)	4,055	348,527
Replimune Group, Inc. (1)	616	9,031
Retrophin, Inc. (1)	3,493	70,174
Rhythm Pharmaceuticals, Inc. (1)	1,986	43,692
Rigel Pharmaceuticals, Inc. (1)	12,610	32,912
Rocket Pharmaceuticals, Inc. (1)(2)	2,549	38,235
Rubius Therapeutics, Inc. (1)(2)	2,811	44,217
Sangamo Therapeutics, Inc. (1)(2)	9,803	105,578
Savara, Inc. (1)	2,257	5,349
Scholar Rock Holding Corp. (1)(2)	1,228	19,476
Seres Therapeutics, Inc. (1)(2)	1,389	4,473
Solid Biosciences, Inc. (1)(2)	1,002	5,762
Sorrento Therapeutics, Inc. (1)(2)	9,475	25,298
Spark Therapeutics, Inc. (1)	2,928	299,769
Spectrum Pharmaceuticals, Inc. (1)	9,499	81,786
Spero Therapeutics, Inc. (1)	500	5,755
Stemline Therapeutics, Inc. (1)(2)	3,153	48,304
Sutro Biopharma, Inc. (1)	525	5,975
Syndax Pharmaceuticals, Inc. (1)	1,000	9,310
Synlogic, Inc. (1)(2)	1,223	11,129
Synthorx, Inc. (1)	603	8,147
Syros Pharmaceuticals, Inc. (1)	2,602	24,095
TCR2 Therapeutics, Inc. (1)	157	2,250
TG Therapeutics, Inc. (1)(2)	6,740	58,301
Tocagen, Inc. (1)	1,527	10,200
Translate Bio, Inc. (1)(2)	2,436	30,767
Turning Point Therapeutics (1)	586	23,862
Twist Bioscience Corp. (1)	1,859	53,930
Tyme Technologies, Inc. (1)	6,120	7,466
Ultragenyx Pharmaceutical, Inc. (1)	4,646	295,021
UNITY Biotechnology, Inc. (1)(2)	2,053	19,503
UroGen Pharma Ltd. (1)	1,653	59,409
Vanda Pharmaceuticals, Inc. (1)	4,281	60,319
VBI Vaccines, Inc. (1)	7,403	8,810
Veracyte, Inc. (1)	4,016	114,496
Vericel Corp. (1)(2)	3,341	63,111
Viking Therapeutics, Inc. (1)	5,553	46,090
Voyager Therapeutics, Inc. (1)(2)	1,721	46,846
X4 Pharmaceuticals, Inc. (1)	64	960
XBiotech, Inc. (1)	1,474	11,202
Xencor, Inc. (1)	3,865	158,194
Y-mAbs Therapeutics, Inc. (1)	1,772	40,526

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
ZIOPHARM Oncology, Inc. (1)	13,722	79,999
		13,402,731

Building Products - 1.3%
AAON, Inc.	3,489	175,078
Advanced Drainage Systems, Inc.	3,084	101,124
American Woodmark Corp. (1)	1,194	101,036
Apogee Enterprises, Inc.	2,204	95,742
Armstrong Flooring, Inc. (1)	1,823	17,957
Builders FirstSource, Inc. (1)	9,570	161,350
Caesarstone Ltd.	1,950	29,309
Continental Building Products, Inc. (1)	3,099	82,340
Cornerstone Building Brands, Inc. (1)	3,510	20,463
CSW Industrials, Inc.	1,308	89,140
Gibraltar Industries, Inc. (1)	2,724	109,941
Griffon Corp.	2,639	44,652
Insteel Industries, Inc.	1,366	28,440
JELD-WEN Holding, Inc. (1)	5,765	122,391
Masonite International Corp. (1)	2,269	119,531
Patrick Industries, Inc. (1)	1,955	96,167
PGT Innovations, Inc. (1)	4,695	78,500
Quanex Building Products Corp.	3,015	56,953
Simpson Manufacturing Co., Inc.	3,814	253,479
Trex Co., Inc. (1)	4,927	353,266
Universal Forest Products, Inc.	5,136	195,476
		2,332,335

Capital Markets - 1.3%
Ares Management Corp., Class A	5,680	148,646
Artisan Partners Asset Management, Inc., Class A	4,258	117,180
Associated Capital Group, Inc., Class A (2)	224	8,378
B. Riley Financial, Inc. (2)	1,801	37,569
Blucora, Inc. (1)	3,911	118,777
BrightSphere Investment Group plc	6,685	76,276
Cohen & Steers, Inc.	1,874	96,399
Cowen, Inc., Class A (1)(2)	2,148	36,924
Diamond Hill Investment Group, Inc.	250	35,430
Donnelley Financial Solutions, Inc. (1)	2,855	38,086
Federated Investors, Inc., Class B	8,020	260,650
Focus Financial Partners, Inc., Class A (1)	2,587	70,651
GAIN Capital Holdings, Inc.	3,144	12,985
GAMCO Investors, Inc., Class A	342	6,556
Greenhill & Co., Inc.	1,714	23,293
Hamilton Lane, Inc., Class A	1,868	106,588
Houlihan Lokey, Inc.	2,706	120,498
INTL FCStone, Inc. (1)	1,181	46,756
Ladenburg Thalmann Financial Services, Inc.	8,462	29,025

16 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Moelis & Co., Class A	4,043	141,303
Och-Ziff Capital Management Group, Inc., Class A	1,486	34,148
Oppenheimer Holdings, Inc., Class A	932	25,369
Piper Jaffray Cos.	1,194	88,678
PJT Partners, Inc., Class A	1,985	80,432
Pzena Investment Management, Inc., Class A	1,231	10,574
Safeguard Scientifics, Inc. (1)	1,902	22,957
Siebert Financial Corp. (1)	596	5,364
Silvercrest Asset Management Group, Inc., Class A	548	7,688
Stifel Financial Corp.	5,788	341,839
Value Line, Inc.	91	2,503
Virtus Investment Partners, Inc.	589	63,259
Waddell & Reed Financial, Inc., Class A (2)	6,178	102,987
Westwood Holdings Group, Inc.	603	21,226
WisdomTree Investments, Inc.	9,928	61,256
		2,400,250

Chemicals - 1.9%
Advanced Emissions Solutions, Inc. (2)	1,851	23,397
AdvanSix, Inc. (1)	2,631	64,275
American Vanguard Corp.	2,506	38,617
Amyris, Inc. (1)	2,003	7,131
Balchem Corp.	2,718	271,719
Chase Corp.	627	67,490
Ferro Corp. (1)	7,188	113,570
Flotek Industries, Inc. (1)	4,728	15,650
FutureFuel Corp.	1,874	21,907
GCP Applied Technologies, Inc. (1)	4,589	103,895
Hawkins, Inc.	749	32,514
HB Fuller Co.	4,330	200,912
Ingevity Corp. (1)	3,544	372,723
Innophos Holdings, Inc.	1,613	46,954
Innospec, Inc.	2,039	186,038
Intrepid Potash, Inc. (1)	8,313	27,932
Koppers Holdings, Inc. (1)	1,811	53,171
Kraton Corp. (1)	2,659	82,615
Kronos Worldwide, Inc.	1,877	28,756
Livent Corp. (1)(2)	12,684	87,773
LSB Industries, Inc. (1)	1,588	6,193
Marrone Bio Innovations, Inc. (1)	4,928	7,392
Minerals Technologies, Inc.	2,994	160,209
OMNOVA Solutions, Inc. (1)	3,910	24,359
Orion Engineered Carbons SA	5,256	112,636
PolyOne Corp.	6,798	213,389
PQ Group Holdings, Inc. (1)	3,089	48,961
Quaker Chemical Corp.	1,117	226,617
Rayonier Advanced Materials, Inc. (2)	4,190	27,193

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sensient Technologies Corp.	3,523	258,870
Stepan Co.	1,696	155,879
Trecora Resources (1)	1,798	17,207
Tredegar Corp.	2,145	35,650
Trinseo SA	3,620	153,271
Tronox Holdings PLC, Class A	7,808	99,786
Valhi, Inc.	1,474	4,378
		3,399,029

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	5,683	227,320
ACCO Brands Corp.	8,823	69,437
Advanced Disposal Services, Inc. (1)	5,991	191,173
Brady Corp., Class A	3,952	194,913
BrightView Holdings, Inc. (1)(2)	2,671	49,974
Brink’s Co. (The)	4,191	340,225
Casella Waste Systems, Inc., Class A (1)	3,588	142,192
CECO Environmental Corp. (1)	2,281	21,875
Charah Solutions, Inc. (1)	610	3,355
Cimpress NV (1)(2)	1,851	168,237
CompX International, Inc.	124	2,096
Covanta Holding Corp.	9,669	173,172
Deluxe Corp.	3,829	155,687
Ennis, Inc.	2,271	46,601
Healthcare Services Group, Inc. (2)	6,074	184,164
Heritage-Crystal Clean, Inc. (1)	1,244	32,730
Herman Miller, Inc.	4,847	216,661
HNI Corp.	3,661	129,526
Interface, Inc.	5,094	78,091
Kimball International, Inc., Class B	2,797	48,752
Knoll, Inc.	4,151	95,390
LSC Communications, Inc.	2,936	10,775
Matthews International Corp., Class A	2,488	86,707
McGrath RentCorp	2,018	125,419
Mobile Mini, Inc.	3,826	116,425
MSA Safety, Inc.	3,002	316,381
Multi-Color Corp.	1,200	59,964
NL Industries, Inc. (1)	532	1,942
NRC Group Holdings Corp. (1)	895	9,970
PICO Holdings, Inc. (1)	1,974	22,938
Pitney Bowes, Inc. (2)	15,446	66,109
Quad / Graphics, Inc.	2,476	19,585
RR Donnelley & Sons Co.	6,159	12,133
SP Plus Corp. (1)	1,895	60,507
Steelcase, Inc., Class A	7,435	127,138
Team, Inc. (1)	2,411	36,937
Tetra Tech, Inc.	4,620	362,901

18 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
UniFirst Corp.	1,305	246,084
US Ecology, Inc.	1,886	112,292
Viad Corp.	1,775	117,576
VSE Corp.	650	18,648
		4,502,002

Communications Equipment - 1.1%
Acacia Communications, Inc. (1)	3,216	151,667
ADTRAN, Inc.	4,115	62,754
Aerohive Networks, Inc. (1)	1,801	7,978
Applied Optoelectronics, Inc. (1)(2)	1,515	15,574
CalAmp Corp. (1)	3,105	36,266
Calix, Inc. (1)	3,092	20,284
Casa Systems, Inc. (1)	2,241	14,410
Clearfield, Inc. (1)	1,022	13,541
Comtech Telecommunications Corp.	1,754	49,305
DASAN Zhone Solutions, Inc. (1)	513	6,664
Digi International, Inc. (1)	2,313	29,329
Extreme Networks, Inc. (1)	9,584	62,008
Finisar Corp. (1)	9,795	224,012
Harmonic, Inc. (1)	5,980	33,189
Infinera Corp. (1)(2)	13,303	38,712
Inseego Corp. (1)	3,931	18,908
InterDigital, Inc.	2,697	173,687
KVH Industries, Inc. (1)	1,491	16,207
Lumentum Holdings, Inc. (1)	6,498	347,058
NETGEAR, Inc. (1)	2,672	67,575
NetScout Systems, Inc. (1)	6,378	161,937
Plantronics, Inc.	2,716	100,601
Ribbon Communications, Inc. (1)	4,404	21,536
TESSCO Technologies, Inc.	546	9,762
Viavi Solutions, Inc. (1)	19,339	257,015
		1,939,979

Construction & Engineering - 1.0%
Aegion Corp. (1)	2,830	52,072
Ameresco, Inc., Class A (1)	1,452	21,388
Arcosa, Inc.	4,295	161,707
Argan, Inc.	1,155	46,847
Comfort Systems USA, Inc.	3,048	155,417
Concrete Pumping Holdings, Inc. (1)	980	5,037
Construction Partners, Inc., Class A (1)	1,060	15,942
Dycom Industries, Inc. (1)	2,549	150,060
EMCOR Group, Inc.	4,743	417,858
Granite Construction, Inc.	3,992	192,335
Great Lakes Dredge & Dock Corp. (1)	5,123	56,558
IES Holdings, Inc. (1)	610	11,498

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
MasTec, Inc. (1)(2)	5,092	262,391
MYR Group, Inc. (1)	1,170	43,699
Northwest Pipe Co. (1)	837	21,578
NV5 Global, Inc. (1)	775	63,085
Primoris Services Corp.	3,477	72,774
Sterling Construction Co., Inc. (1)	2,268	30,437
Tutor Perini Corp. (1)	3,186	44,190
Willscot Corp. (1)	4,448	66,898
		1,891,771

Construction Materials - 0.1%
Forterra, Inc. (1)	1,612	8,012
Summit Materials, Inc., Class A (1)(2)	9,531	183,472
United States Lime & Minerals, Inc.	156	12,480
US Concrete, Inc. (1)	1,337	66,435
		270,399

Consumer Finance - 0.6%
Curo Group Holdings Corp. (1)(2)	974	10,763
Elevate Credit, Inc. (1)	1,265	5,212
Encore Capital Group, Inc. (1)(2)	2,642	89,485
Enova International, Inc. (1)	2,903	66,914
EZCORP, Inc., Class A (1)(2)	4,319	40,901
FirstCash, Inc.	3,573	357,371
Green Dot Corp., Class A (1)	4,218	206,260
LendingClub Corp. (1)	26,066	85,496
Medallion Financial Corp. (1)	1,820	12,303
Nelnet, Inc., Class A	1,533	90,784
PRA Group, Inc. (1)	3,720	104,681
Regional Management Corp. (1)	935	24,656
World Acceptance Corp. (1)	568	93,215
		1,188,041

Containers & Packaging - 0.1%
Greif, Inc., Class A	2,211	71,968
Greif, Inc., Class B	446	19,468
Myers Industries, Inc.	2,705	52,125
UFP Technologies, Inc. (1)	499	20,764
		164,325

20 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,796	150,777
Funko, Inc., Class A (1)(2)	1,464	35,458
Greenlane Holdings, Inc., Class A (1)	547	5,257
Weyco Group, Inc.	562	15,011
		206,503

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (1)	4,739	213,492
American Public Education, Inc. (1)	1,323	39,134
Career Education Corp. (1)	5,930	113,085
Carriage Services, Inc.	1,152	21,900
Chegg, Inc. (1)	9,883	381,385
Collectors Universe, Inc.	706	15,080
Houghton Mifflin Harcourt Co. (1)	9,080	52,301
K12, Inc. (1)	3,081	93,693
Laureate Education, Inc., Class A (1)	7,819	122,836
OneSpaWorld Holdings Ltd. (1)	4,007	62,189
Regis Corp. (1)	2,548	42,297
Select Interior Concepts, Inc., Class A (1)	1,888	22,033
Sotheby’s (1)(2)	2,751	159,916
Strategic Education, Inc.	1,814	322,892
Weight Watchers International, Inc. (1)(2)	3,995	76,304
		1,738,537

Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA	2,614	54,450
Cannae Holdings, Inc. (1)	5,606	162,462
FGL Holdings	11,884	99,825
GWG Holdings, Inc.	160	1,146
Marlin Business Services Corp.	795	19,819
On Deck Capital, Inc. (1)	3,739	15,517
		353,219

Diversified Telecommunication Services - 0.6%
ATN International, Inc.	816	47,108
Bandwidth, Inc., Class A (1)	1,419	106,482
Cincinnati Bell, Inc. (1)	3,835	18,983
Cogent Communications Holdings, Inc.	3,590	213,102
Consolidated Communications Holdings, Inc. (2)	5,584	27,529
Frontier Communications Corp. (1)(2)	8,904	15,582
IDT Corp., Class B (1)	1,470	13,950
Intelsat SA (1)	5,730	111,448
Iridium Communications, Inc. (1)	8,418	195,803
Ooma, Inc. (1)	1,488	15,594
ORBCOMM, Inc. (1)	5,583	40,477

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pareteum Corp. (1)	9,476	24,922
pdvWireless, Inc. (1)	782	36,754
Vonage Holdings Corp. (1)	18,939	214,579
		1,082,313

Electric Utilities - 0.9%
ALLETE, Inc.	4,295	357,387
El Paso Electric Co.	3,374	220,660
Genie Energy Ltd., Class B	1,269	13,540
MGE Energy, Inc.	2,966	216,755
Otter Tail Corp.	3,182	168,042
PNM Resources, Inc.	6,587	335,344
Portland General Electric Co.	7,630	413,317
Spark Energy, Inc., Class A	1,012	11,324
		1,736,369

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	482	18,268
American Superconductor Corp. (1)	1,853	17,196
Atkore International Group, Inc. (1)	3,944	102,031
AZZ, Inc.	2,237	102,947
Bloom Energy Corp., Class A (1)	4,863	59,766
Encore Wire Corp.	1,601	93,787
Energous Corp. (1)(2)	1,605	7,014
EnerSys	3,559	243,791
Generac Holdings, Inc. (1)	5,197	360,724
Plug Power, Inc. (1)(2)	19,616	44,136
Powell Industries, Inc.	811	30,818
Preformed Line Products Co.	222	12,325
Sunrun, Inc. (1)(2)	9,439	177,076
Thermon Group Holdings, Inc. (1)	2,669	68,460
TPI Composites, Inc. (1)	2,500	61,800
Vicor Corp. (1)	1,422	44,153
Vivint Solar, Inc. (1)(2)	3,275	23,907
		1,468,199

Electronic Equipment, Instruments & Components - 2.2%
Airgain, Inc. (1)	816	11,563
Akoustis Technologies, Inc. (1)	2,215	14,220
Anixter International, Inc. (1)	2,505	149,573
Arlo Technologies, Inc. (1)	6,268	25,135
AVX Corp.	3,566	59,196
Badger Meter, Inc.	2,464	147,076
Bel Fuse, Inc., Class B	968	16,620
Belden, Inc.	3,395	202,240
Benchmark Electronics, Inc.	3,272	82,193
Coda Octopus Group, Inc. (1)	409	5,346

22 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Control4 Corp. (1)	2,143	50,896
CTS Corp.	2,562	70,660
Daktronics, Inc.	2,960	18,263
ePlus, Inc. (1)	1,064	73,352
Fabrinet (1)	3,011	149,556
FARO Technologies, Inc. (1)	1,341	70,510
Fitbit, Inc., Class A (1)(2)	16,812	73,973
II-VI, Inc. (1)(2)	5,140	187,918
Insight Enterprises, Inc. (1)	2,991	174,076
Iteris, Inc. (1)	2,069	10,697
Itron, Inc. (1)	2,889	180,765
KEMET Corp.	4,697	88,350
Kimball Electronics, Inc. (1)	2,097	34,055
Knowles Corp. (1)	6,901	126,357
Methode Electronics, Inc.	2,959	84,539
MTS Systems Corp.	1,475	86,332
Napco Security Technologies, Inc. (1)	1,045	31,016
nLight, Inc. (1)	2,790	53,568
Novanta, Inc. (1)	2,863	269,981
OSI Systems, Inc. (1)	1,376	154,979
PAR Technology Corp. (1)	873	24,619
Park Electrochemical Corp.	1,804	30,109
PC Connection, Inc.	756	26,445
PCM, Inc. (1)	835	29,275
Plexus Corp. (1)	2,586	150,945
Rogers Corp. (1)	1,524	263,012
Sanmina Corp. (1)	5,713	172,990
ScanSource, Inc. (1)	2,089	68,018
Tech Data Corp. (1)	3,074	321,540
TTM Technologies, Inc. (1)	8,112	82,742
Vishay Intertechnology, Inc.	11,320	187,006
Vishay Precision Group, Inc. (1)	1,011	41,077
Wrap Technologies, Inc. (1)	671	4,187
		4,104,970

Energy Equipment & Services - 1.3%
Archrock, Inc.	10,193	108,046
C&J Energy Services, Inc. (1)	5,518	65,002
Cactus, Inc., Class A (1)	4,031	133,507
Covia Holdings Corp. (1)(2)	2,723	5,337
Diamond Offshore Drilling, Inc. (1)(2)	5,679	50,373
DMC Global, Inc.	1,092	69,178
Dril-Quip, Inc. (1)	3,073	147,504
Era Group, Inc. (1)	1,735	14,470
Exterran Corp. (1)	2,624	37,313
Forum Energy Technologies, Inc. (1)	6,985	23,889
Frank’s International NV (1)	9,148	49,948

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
FTS International, Inc. (1)	2,704	15,088
Geospace Technologies Corp. (1)	1,167	17,657
Helix Energy Solutions Group, Inc. (1)	11,574	99,884
Independence Contract Drilling, Inc. (1)	2,336	3,691
Keane Group, Inc. (1)	4,505	30,274
KLX Energy Services Holdings, Inc. (1)	1,703	34,792
Liberty Oilfield Services, Inc., Class A (2)	3,659	59,203
Mammoth Energy Services, Inc. (2)	1,056	7,265
Matrix Service Co. (1)	2,252	45,625
McDermott International, Inc. (1)	15,081	145,682
Nabors Industries Ltd.	31,112	90,536
National Energy Services Reunited Corp. (1)	2,092	18,242
Natural Gas Services Group, Inc. (1)	1,066	17,589
NCS Multistage Holdings, Inc. (1)	969	3,440
Newpark Resources, Inc. (1)	7,671	56,919
Nine Energy Service, Inc. (1)	1,242	21,524
Noble Corp. plc (1)	21,442	40,097
Oceaneering International, Inc. (1)	7,995	163,018
Oil States International, Inc. (1)	5,061	92,616
Pacific Drilling SA (1)	2,633	33,202
Parker Drilling Co. (1)	823	16,707
ProPetro Holding Corp. (1)	6,820	141,174
RigNet, Inc. (1)	1,109	11,179
RPC, Inc.	5,124	36,944
SEACOR Holdings, Inc. (1)	1,397	66,371
SEACOR Marine Holdings, Inc. (1)	1,248	18,670
Seadrill Ltd. (1)	5,172	21,619
Select Energy Services, Inc., Class A (1)	5,076	58,932
Smart Sand, Inc. (1)	1,879	4,585
Solaris Oilfield Infrastructure, Inc., Class A (2)	2,541	38,064
Superior Energy Services, Inc. (1)	13,369	17,380
TETRA Technologies, Inc. (1)	9,415	15,346
Tidewater, Inc. (1)	3,229	75,817
US Silica Holdings, Inc. (2)	6,531	83,531
US Well Services, Inc. (1)	1,770	8,567
		2,315,797

Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A (2)	3,946	36,816
Eros International plc (1)	2,968	4,007
Gaia, Inc. (1)(2)	1,050	7,959
Glu Mobile, Inc. (1)	9,287	66,681
IMAX Corp. (1)	4,366	88,193
Liberty Media Corp.-Liberty Braves, Class A (1)	713	19,821
Liberty Media Corp.-Liberty Braves, Class C (1)	3,012	84,246
LiveXLive Media, Inc. (1)	2,426	10,068

24 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Marcus Corp. (The)	1,651	54,417
Reading International, Inc., Class A (1)	1,506	19,548
Rosetta Stone, Inc. (1)	1,504	34,411
		426,167

Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust	6,593	180,450
Agree Realty Corp.	3,208	205,472
Alexander & Baldwin, Inc.	5,720	132,132
Alexander’s, Inc.	184	68,135
American Assets Trust, Inc.	3,834	180,658
American Finance Trust, Inc.	9,434	103,019
Armada Hoffler Properties, Inc.	3,925	64,959
Ashford Hospitality Trust, Inc.	6,276	18,640
Bluerock Residential Growth REIT, Inc.	1,454	17,085
Braemar Hotels & Resorts, Inc.	2,002	19,820
BRT Apartments Corp.	682	9,637
CareTrust REIT, Inc.	8,148	193,759
CatchMark Timber Trust, Inc., Class A	3,692	38,581
CBL & Associates Properties, Inc. (2)	14,116	14,681
Cedar Realty Trust, Inc.	7,099	18,812
Chatham Lodging Trust	3,800	71,706
Chesapeake Lodging Trust	5,134	145,908
CIM Commercial Trust Corp.	356	7,348
City Office REIT, Inc.	2,990	35,850
Clipper Realty, Inc.	1,313	14,679
Community Healthcare Trust, Inc.	1,465	57,736
CoreCivic, Inc.	9,800	203,448
CorEnergy Infrastructure Trust, Inc. (2)	1,103	43,745
CorePoint Lodging, Inc.	3,663	45,385
DiamondRock Hospitality Co.	16,505	170,662
Easterly Government Properties, Inc.	5,829	105,563
EastGroup Properties, Inc.	3,088	358,146
Essential Properties Realty Trust, Inc.	4,255	85,270
Farmland Partners, Inc. (2)	2,798	19,726
First Industrial Realty Trust, Inc.	10,712	393,559
Four Corners Property Trust, Inc.	5,646	154,305
Franklin Street Properties Corp.	9,022	66,582
Front Yard Residential Corp.	4,415	53,951
GEO Group, Inc. (The)	10,121	212,642
Getty Realty Corp.	2,646	81,391
Gladstone Commercial Corp.	2,560	54,323
Gladstone Land Corp. (2)	1,115	12,856
Global Medical REIT, Inc.	2,662	27,951
Global Net Lease, Inc.	7,194	141,146
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (2)	4,908	138,307

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 25

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Healthcare Realty Trust, Inc.	10,878	340,699
Hersha Hospitality Trust	3,227	53,375
Independence Realty Trust, Inc.	7,263	84,033
Industrial Logistics Properties Trust	5,413	112,699
Innovative Industrial Properties, Inc. (2)	764	94,400
Investors Real Estate Trust	989	58,025
iStar, Inc. (2)	5,663	70,334
Jernigan Capital, Inc.	1,483	30,402
Kite Realty Group Trust	6,589	99,692
Lexington Realty Trust	19,506	183,551
LTC Properties, Inc.	3,261	148,897
Mack-Cali Realty Corp.	7,712	179,612
Monmouth Real Estate Investment Corp.	7,225	97,899
National Health Investors, Inc.	3,559	277,709
National Storage Affiliates Trust	4,691	135,758
New Senior Investment Group, Inc.	7,208	48,438
NexPoint Residential Trust, Inc.	1,463	60,568
NorthStar Realty Europe Corp.	3,827	62,878
Office Properties Income Trust	3,944	103,609
One Liberty Properties, Inc.	1,012	29,308
Pebblebrook Hotel Trust	11,048	311,333
Pennsylvania Real Estate Investment Trust (2)	5,900	38,350
Physicians Realty Trust	15,792	275,412
Piedmont Office Realty Trust, Inc., Class A	10,600	211,258
PotlatchDeltic Corp.	5,595	218,093
Preferred Apartment Communities, Inc., Class A	3,317	49,589
PS Business Parks, Inc.	1,700	286,501
QTS Realty Trust, Inc., Class A	4,661	215,245
Retail Opportunity Investments Corp.	9,292	159,172
Retail Value, Inc.	1,316	45,810
Rexford Industrial Realty, Inc.	8,863	357,799
RLJ Lodging Trust	14,536	257,869
RPT Realty	6,804	82,396
Ryman Hospitality Properties, Inc.	3,900	316,251
Sabra Health Care REIT, Inc.	14,986	295,074
Safehold, Inc.	882	26,636
Saul Centers, Inc.	978	54,895
Senior Housing Properties Trust	20,889	172,752
Seritage Growth Properties REIT, Class A	2,736	117,539
Spirit MTA REIT	3,524	29,390
STAG Industrial, Inc.	10,837	327,711
Summit Hotel Properties, Inc.	8,982	103,024
Sunstone Hotel Investors, Inc.	18,974	260,134
Tanger Factory Outlet Centers, Inc. (2)	7,419	120,262
Terreno Realty Corp.	5,291	259,471
UMH Properties, Inc.	2,445	30,342
Uniti Group, Inc.	16,329	155,126

26 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Universal Health Realty Income Trust	1,113	94,527
Urban Edge Properties	9,798	169,799
Urstadt Biddle Properties, Inc., Class A	2,285	47,985
Washington Prime Group, Inc. (2)	16,051	61,315
Washington Real Estate Investment Trust	6,781	181,256
Whitestone REIT (2)	3,231	41,001
Xenia Hotels & Resorts, Inc.	9,363	195,219
		11,808,447

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,690	73,276
BJ’s Wholesale Club Holdings, Inc. (1)	9,618	253,915
Chefs’ Warehouse, Inc. (The) (1)	1,833	64,283
HF Foods Group, Inc. (1)	664	23,121
Ingles Markets, Inc., Class A	1,087	33,838
Natural Grocers by Vitamin Cottage, Inc. (1)	875	8,794
Performance Food Group Co. (1)	8,749	350,222
PriceSmart, Inc.	1,788	91,403
Rite Aid Corp. (1)	4,349	34,836
SpartanNash Co.	3,190	37,227
United Natural Foods, Inc. (1)	4,050	36,329
Village Super Market, Inc., Class A	640	16,966
Weis Markets, Inc.	747	27,198
		1,051,408

Food Products - 1.1%
Alico, Inc.	267	8,101
B&G Foods, Inc.	5,223	108,639
Bridgford Foods Corp. (1)	153	4,556
Cal-Maine Foods, Inc. (2)	2,682	111,893
Calavo Growers, Inc. (2)	1,337	129,341
Darling Ingredients, Inc. (1)	13,576	270,027
Dean Foods Co. (2)	7,914	7,311
Farmer Bros. Co. (1)	847	13,866
Fresh Del Monte Produce, Inc.	2,531	68,211
Freshpet, Inc. (1)	2,653	120,738
Hostess Brands, Inc. (1)	8,294	119,765
J&J Snack Foods Corp.	1,240	199,578
John B. Sanfilippo & Son, Inc.	716	57,058
Lancaster Colony Corp.	1,572	233,599
Landec Corp. (1)	2,282	21,382
Limoneira Co.	1,228	24,486
Sanderson Farms, Inc.	1,635	223,276

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 27

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Seneca Foods Corp., Class A (1)	594	16,531
Simply Good Foods Co. (The) (1)	6,053	145,756
Tootsie Roll Industries, Inc.	1,396	51,554
		1,935,668

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	1,388	131,888
New Jersey Resources Corp.	7,545	375,515
Northwest Natural Holding Co.	2,448	170,136
ONE Gas, Inc.	4,345	392,354
RGC Resources, Inc.	587	17,915
South Jersey Industries, Inc. (2)	7,639	257,663
Southwest Gas Holdings, Inc.	4,536	406,516
Spire, Inc.	4,225	354,562
		2,106,549

Health Care Equipment & Supplies - 3.6%
Accuray, Inc. (1)	6,420	24,845
Alphatec Holdings, Inc. (1)	2,633	12,006
AngioDynamics, Inc. (1)	3,206	63,126
Antares Pharma, Inc. (1)(2)	12,612	41,493
Apyx Medical Corp. (1)	2,938	19,802
AtriCure, Inc. (1)	3,162	94,354
Atrion Corp.	121	103,182
Avanos Medical, Inc. (1)	3,913	170,646
Avedro, Inc. (1)	445	8,749
AxoGen, Inc. (1)(2)	2,668	52,826
Axonics Modulation Technologies, Inc. (1)	1,340	54,900
BioLife Solutions, Inc. (1)	589	9,995
BioSig Technologies, Inc. (1)	1,382	12,991
Cardiovascular Systems, Inc. (1)	2,803	120,333
Cerus Corp. (1)(2)	10,738	60,348
Conformis, Inc. (1)	5,635	24,681
CONMED Corp.	2,320	198,522
Corindus Vascular Robotics, Inc. (1)	8,101	24,303
CryoLife, Inc. (1)	3,149	94,250
CryoPort, Inc. (1)	2,090	38,289
Cutera, Inc. (1)	1,118	23,232
CytoSorbents Corp. (1)(2)	2,668	17,635
ElectroCore, Inc. (1)(2)	480	960
GenMark Diagnostics, Inc. (1)(2)	3,729	24,201
Glaukos Corp. (1)	3,034	228,764
Globus Medical, Inc., Class A (1)	6,466	273,512
Haemonetics Corp. (1)	4,317	519,508
Heska Corp. (1)	514	43,777
Inogen, Inc. (1)(2)	1,440	96,134
Integer Holdings Corp. (1)	2,764	231,955

28 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IntriCon Corp. (1)(2)	564	13,175
Invacare Corp.	2,498	12,965
iRadimed Corp. (1)(2)	282	5,767
iRhythm Technologies, Inc. (1)(2)	2,104	166,384
Lantheus Holdings, Inc. (1)	3,109	87,985
LeMaitre Vascular, Inc.	1,302	36,430
LivaNova plc (1)	4,059	292,086
Meridian Bioscience, Inc.	3,556	42,245
Merit Medical Systems, Inc. (1)	4,551	271,058
Mesa Laboratories, Inc.	273	66,705
Misonix, Inc. (1)	649	16,511
Natus Medical, Inc. (1)	2,809	72,163
Neogen Corp. (1)	4,355	270,489
Neuronetics, Inc. (1)(2)	1,051	13,148
Nevro Corp. (1)	2,432	157,667
Novocure Ltd. (1)	7,234	457,406
NuVasive, Inc. (1)	4,291	251,195
OraSure Technologies, Inc. (1)	4,811	44,646
Orthofix Medical, Inc. (1)	1,448	76,570
OrthoPediatrics Corp. (1)	650	25,350
Pulse Biosciences, Inc. (1)	800	10,560
Quidel Corp. (1)	3,013	178,731
Rockwell Medical, Inc. (1)	3,471	10,448
RTI Surgical Holdings, Inc. (1)	4,427	18,815
SeaSpine Holdings Corp. (1)	1,048	13,886
Senseonics Holdings, Inc. (1)(2)	7,040	14,362
Shockwave Medical, Inc. (1)	583	33,295
SI-BONE, Inc. (1)	1,391	28,293
Sientra, Inc. (1)(2)	2,102	12,948
Silk Road Medical, Inc. (1)	614	29,767
Soliton, Inc. (1)	193	2,841
STAAR Surgical Co. (1)	3,782	111,115
SurModics, Inc. (1)	1,145	49,430
Tactile Systems Technology, Inc. (1)	1,512	86,063
Tandem Diabetes Care, Inc. (1)	4,731	305,244
TransEnterix, Inc. (1)	12,517	17,023
TransMedics Group, Inc. (1)	582	16,884
Utah Medical Products, Inc.	296	28,327
Vapotherm, Inc. (1)	380	8,740
Varex Imaging Corp. (1)	3,308	101,390
ViewRay, Inc. (1)(2)	5,951	52,428
Wright Medical Group NV (1)	10,720	319,670
Zynex, Inc.	1,374	12,380
		6,531,904

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 29

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Providers & Services - 1.8%
Addus HomeCare Corp. (1)	779	58,386
Amedisys, Inc. (1)	2,679	325,257
American Renal Associates Holdings, Inc. (1)	680	5,059
AMN Healthcare Services, Inc. (1)	3,800	206,150
Apollo Medical Holdings, Inc. (1)(2)	272	4,545
Avalon GloboCare Corp. (1)	1,913	5,012
BioScrip, Inc. (1)	9,711	25,249
BioTelemetry, Inc. (1)	2,654	127,790
Brookdale Senior Living, Inc. (1)	15,634	112,721
Catasys, Inc. (1)	623	11,987
Community Health Systems, Inc. (1)(2)	8,353	22,302
CorVel Corp. (1)	831	72,305
Cross Country Healthcare, Inc. (1)	2,877	26,986
Diplomat Pharmacy, Inc. (1)(2)	4,672	28,452
Ensign Group, Inc. (The)	4,299	244,699
Enzo Biochem, Inc. (1)	3,092	10,420
Genesis Healthcare, Inc. (1)	2,829	3,508
Hanger, Inc. (1)	3,196	61,267
HealthEquity, Inc. (1)	5,234	342,304
Joint Corp. (The) (1)	1,152	20,989
LHC Group, Inc. (1)	2,558	305,886
Magellan Health, Inc. (1)	1,834	136,138
National HealthCare Corp.	985	79,933
National Research Corp., Class A	1,033	59,490
Owens & Minor, Inc. (2)	5,393	17,258
Patterson Cos., Inc. (2)	7,112	162,865
PetIQ, Inc. (1)(2)	1,614	53,197
Providence Service Corp. (The) (1)	931	53,384
R1 RCM, Inc. (1)	8,804	110,754
RadNet, Inc. (1)	2,930	40,405
Select Medical Holdings Corp. (1)	9,219	146,306
Surgery Partners, Inc. (1)	1,656	13,480
Tenet Healthcare Corp. (1)	8,803	181,870
Tivity Health, Inc. (1)	3,765	61,897
Triple-S Management Corp., Class B (1)	1,643	39,186
US Physical Therapy, Inc.	1,039	127,350
		3,304,787

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (1)	14,810	172,240
Castlight Health, Inc., Class B (1)	8,657	27,962
Computer Programs & Systems, Inc.	938	26,067
Evolent Health, Inc., Class A (1)(2)	5,757	45,768
HealthStream, Inc. (1)	2,005	51,849
HMS Holdings Corp. (1)	7,382	239,103
Inovalon Holdings, Inc., Class A (1)(2)	5,504	79,863

30 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Inspire Medical Systems, Inc. (1)	1,219	73,932
NextGen Healthcare, Inc. (1)	4,587	91,281
Omnicell, Inc. (1)	3,488	300,073
OptimizeRx Corp. (1)	1,058	17,161
Simulations Plus, Inc.	960	27,418
Tabula Rasa HealthCare, Inc. (1)(2)	1,665	83,133
Teladoc Health, Inc. (1)(2)	6,080	403,773
Vocera Communications, Inc. (1)	2,455	78,364
		1,717,987

Hotels, Restaurants & Leisure - 2.5%
BBX Capital Corp.	5,432	26,671
Biglari Holdings, Inc., Class B (1)	80	8,309
BJ’s Restaurants, Inc.	1,671	73,424
Bloomin’ Brands, Inc.	7,832	148,103
Bluegreen Vacations Corp. (2)	637	7,446
Boyd Gaming Corp.	6,857	184,728
Brinker International, Inc. (2)	3,201	125,959
Carrols Restaurant Group, Inc. (1)	3,096	27,957
Century Casinos, Inc. (1)	1,662	16,121
Cheesecake Factory, Inc. (The) (2)	3,461	151,315
Churchill Downs, Inc. (2)	2,967	341,413
Chuy’s Holdings, Inc. (1)	1,271	29,131
Cracker Barrel Old Country Store, Inc. (2)	1,603	273,680
Dave & Buster’s Entertainment, Inc. (2)	3,091	125,093
Del Frisco’s Restaurant Group, Inc. (1)	3,154	25,106
Del Taco Restaurants, Inc. (1)	2,895	37,114
Denny’s Corp. (1)	4,997	102,588
Dine Brands Global, Inc. (2)	1,363	130,126
Drive Shack, Inc. (1)	5,300	24,857
El Pollo Loco Holdings, Inc. (1)	1,580	16,843
Eldorado Resorts, Inc. (1)	5,599	257,946
Empire Resorts, Inc. (1)(2)	270	2,592
Everi Holdings, Inc. (1)	5,591	66,701
Fiesta Restaurant Group, Inc. (1)	2,070	27,200
Golden Entertainment, Inc. (1)(2)	1,501	21,014
Habit Restaurants, Inc. (The), Class A (1)	1,773	18,599
Inspired Entertainment, Inc. (1)	780	6,599
International Speedway Corp., Class A	1,938	86,997
J. Alexander’s Holdings, Inc. (1)	1,066	11,971
Jack in the Box, Inc.	2,124	172,872
Lindblad Expeditions Holdings, Inc. (1)	1,767	31,718
Marriott Vacations Worldwide Corp.	3,767	363,139
Monarch Casino & Resort, Inc. (1)	917	39,193
Nathan’s Famous, Inc.	237	18,514
Noodles & Co. (1)(2)	2,480	19,542
Papa John’s International, Inc. (2)	1,738	77,723

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 31

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Penn National Gaming, Inc. (1)	9,442	181,853
PlayAGS, Inc. (1)	1,838	35,749
Potbelly Corp. (1)	1,684	8,572
RCI Hospitality Holdings, Inc.	797	13,955
Red Lion Hotels Corp. (1)	1,106	7,864
Red Robin Gourmet Burgers, Inc. (1)	1,090	33,321
Red Rock Resorts, Inc., Class A	5,966	128,150
Ruth’s Hospitality Group, Inc.	2,317	52,619
Scientific Games Corp., Class A (1)(2)	4,584	90,855
SeaWorld Entertainment, Inc. (1)	4,345	134,695
Shake Shack, Inc., Class A (1)	2,411	174,074
Speedway Motorsports, Inc.	1,049	19,459
Target Hospitality Corp. (1)	2,913	26,567
Texas Roadhouse, Inc.	5,653	303,396
Twin River Worldwide Holdings, Inc.	1,847	54,985
Wingstop, Inc.	2,416	228,916
		4,593,334

Household Durables - 1.5%
Bassett Furniture Industries, Inc.	830	12,658
Beazer Homes USA, Inc. (1)	2,686	25,812
Cavco Industries, Inc. (1)	750	118,155
Century Communities, Inc. (1)	2,337	62,117
Ethan Allen Interiors, Inc.	1,924	40,519
Flexsteel Industries, Inc.	560	9,554
GoPro, Inc., Class A (1)(2)	10,449	57,052
Green Brick Partners, Inc. (1)	1,909	15,864
Hamilton Beach Brands Holding Co., Class A	584	11,125
Helen of Troy Ltd. (1)	2,123	277,243
Hooker Furniture Corp.	834	17,197
Installed Building Products, Inc. (1)	1,894	112,163
iRobot Corp. (1)(2)	2,332	213,704
KB Home	7,206	185,410
La-Z-Boy, Inc.	3,892	119,329
Legacy Housing Corp. (1)	380	4,731
LGI Homes, Inc. (1)	1,706	121,860
Lifetime Brands, Inc.	858	8,117
Lovesac Co. (The) (1)	300	9,321
M / I Homes, Inc. (1)	2,260	64,500
MDC Holdings, Inc.	4,055	132,923
Meritage Homes Corp. (1)	3,074	157,819
Purple Innovation, Inc. (1)	356	2,403
Skyline Champion Corp.	4,331	118,583
Sonos, Inc. (1)	6,101	69,185
Taylor Morrison Home Corp., Class A (1)	9,400	197,024
TopBuild Corp. (1)	2,879	238,266
TRI Pointe Group, Inc. (1)	11,765	140,827

32 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tupperware Brands Corp.	4,044	76,957
Universal Electronics, Inc. (1)	1,223	50,167
William Lyon Homes, Class A (1)	2,707	49,349
ZAGG, Inc. (1)(2)	2,279	15,862
		2,735,796

Household Products - 0.2%
Central Garden & Pet Co. (1)(2)	789	21,264
Central Garden & Pet Co., Class A (1)	3,454	85,107
Oil-Dri Corp. of America	406	13,820
WD-40 Co. (2)	1,138	180,987
		301,178

Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (1)(2)	10,236	24,771
Clearway Energy, Inc., Class A	2,663	43,088
Clearway Energy, Inc., Class C	6,091	102,694
Ormat Technologies, Inc.	3,359	212,927
Pattern Energy Group, Inc., Class A (2)	7,520	173,637
TerraForm Power, Inc., Class A	6,070	86,801
		643,918

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,174	113,883

Insurance - 2.1%
Ambac Financial Group, Inc. (1)	3,798	63,996
American Equity Investment Life Holding Co.	7,661	208,073
AMERISAFE, Inc.	1,636	104,328
Argo Group International Holdings Ltd.	2,702	200,083
Citizens, Inc. (1)(2)	3,380	24,674
CNO Financial Group, Inc.	13,523	225,564
Crawford & Co., Class A	1,459	15,392
Donegal Group, Inc., Class A	916	13,987
eHealth, Inc. (1)	1,808	155,669
EMC Insurance Group, Inc.	745	26,842
Employers Holdings, Inc.	2,669	112,819
Enstar Group Ltd. (1)	983	171,317
FBL Financial Group, Inc., Class A	766	48,871
FedNat Holding Co.	1,014	14,470
Genworth Financial, Inc., Class A (1)	43,475	161,292
Global Indemnity Ltd.	810	25,078
Goosehead Insurance, Inc., Class A (2)	957	45,745
Greenlight Capital Re Ltd., Class A (1)(2)	2,647	22,473
Hallmark Financial Services, Inc. (1)	1,205	17,147
HCI Group, Inc.	611	24,727
Health Insurance Innovations, Inc., Class A (1)	983	25,479

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 33

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Heritage Insurance Holdings, Inc.	1,906	29,371
Horace Mann Educators Corp.	3,502	141,096
Independence Holding Co.	394	15,256
Investors Title Co.	111	18,537
James River Group Holdings Ltd.	2,526	118,469
Kinsale Capital Group, Inc.	1,696	155,150
MBIA, Inc. (1)	7,302	67,982
National General Holdings Corp.	5,773	132,433
National Western Life Group, Inc., Class A	193	49,601
NI Holdings, Inc. (1)	903	15,902
Palomar Holdings, Inc. (1)	500	12,030
ProAssurance Corp.	4,418	159,534
Protective Insurance Corp., Class B	853	14,817
RLI Corp.	3,393	290,814
Safety Insurance Group, Inc.	1,242	118,151
Selective Insurance Group, Inc.	4,910	367,710
State Auto Financial Corp.	1,338	46,830
Stewart Information Services Corp.	1,974	79,927
Third Point Reinsurance Ltd. (1)	6,160	63,571
Tiptree, Inc., Class A	2,311	14,559
Trupanion, Inc. (1)	2,430	87,796
United Fire Group, Inc.	1,866	90,426
United Insurance Holdings Corp.	1,483	21,148
Universal Insurance Holdings, Inc.	2,530	70,587
Watford Holdings Ltd. (1)	1,786	49,008
		3,938,731

Interactive Media & Services - 0.5%
Care.com, Inc. (1)	1,627	17,865
Cargurus, Inc. (1)	6,385	230,562
Cars.com, Inc. (1)(2)	5,846	115,283
DHI Group, Inc. (1)	4,512	16,198
Eventbrite, Inc., Class A (1)	3,223	52,213
EverQuote, Inc., Class A (1)	749	9,752
Liberty TripAdvisor Holdings, Inc., Class A (1)	6,271	77,760
Meet Group, Inc. (The) (1)	5,878	20,455
QuinStreet, Inc. (1)	3,693	58,534
Travelzoo, Inc. (1)	416	6,423
TrueCar, Inc. (1)	7,838	42,796
Yelp, Inc. (1)	6,401	218,786
		866,627

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A (1)	2,081	39,289
Duluth Holdings, Inc., Class B (1)(2)	634	8,616
Groupon, Inc. (1)	36,777	131,662
Lands’ End, Inc. (1)(2)	879	10,741

34 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leaf Group Ltd. (1)	1,040	7,706
Liberty Expedia Holdings, Inc., Class A (1)	4,550	217,445
Liquidity Services, Inc. (1)	2,122	12,923
Overstock.com, Inc. (1)(2)	1,867	25,391
PetMed Express, Inc. (2)	1,778	27,861
Quotient Technology, Inc. (1)	6,468	69,466
Rubicon Project, Inc. (The) (1)	4,228	26,975
Shutterfly, Inc. (1)	2,825	142,804
Shutterstock, Inc.	1,515	59,373
Stamps.com, Inc. (1)	1,448	65,551
Stitch Fix, Inc., Class A (1)	3,700	118,363
Waitr Holdings, Inc. (1)	4,628	29,203
		993,369

IT Services - 2.1%
Brightcove, Inc. (1)	2,425	25,050
Carbonite, Inc. (1)	2,527	65,803
Cardtronics plc, Class A (1)	3,306	90,320
Cass Information Systems, Inc.	1,244	60,309
Conduent, Inc. (1)	15,269	146,430
CSG Systems International, Inc.	2,770	135,259
Endurance International Group Holdings, Inc. (1)	5,998	28,790
EVERTEC, Inc.	5,077	166,018
Evo Payments, Inc., Class A (1)(2)	2,680	84,500
Exela Technologies, Inc. (1)	4,038	8,843
ExlService Holdings, Inc. (1)	2,811	185,891
GTT Communications, Inc. (1)(2)	2,822	49,667
Hackett Group, Inc. (The)	1,931	32,422
I3 Verticals, Inc., Class A (1)	636	18,730
Information Services Group, Inc. (1)	2,421	7,650
International Money Express, Inc. (1)	1,143	16,139
KBR, Inc.	11,969	298,507
Limelight Networks, Inc. (1)	9,183	24,794
LiveRamp Holdings, Inc. (1)	5,799	281,136
ManTech International Corp., Class A	2,262	148,953
MAXIMUS, Inc.	5,312	385,333
NIC, Inc.	5,484	87,963
Paysign, Inc. (1)	2,627	35,176
Perficient, Inc. (1)	2,876	98,704
Perspecta, Inc.	12,000	280,920
Presidio, Inc.	3,358	45,904
PRGX Global, Inc. (1)	1,817	12,210
Priority Technology Holdings, Inc. (1)	578	4,549
Science Applications International Corp.	5,072	439,032
StarTek, Inc. (1)	1,434	11,745
Sykes Enterprises, Inc. (1)	3,342	91,771
TTEC Holdings, Inc.	1,255	58,471

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 35

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tucows, Inc., Class A (1)	790	48,206
Unisys Corp. (1)(2)	3,852	37,441
USA Technologies, Inc. (1)	4,133	30,708
Verra Mobility Corp. (1)	8,689	113,913
Virtusa Corp. (1)	2,429	107,921
		3,765,178

Leisure Products - 0.3%
Acushnet Holdings Corp.	2,689	70,613
American Outdoor Brands Corp. (1)	4,733	42,644
Callaway Golf Co.	8,143	139,734
Clarus Corp.	1,804	26,050
Escalade, Inc.	888	10,185
Johnson Outdoors, Inc., Class A	405	30,201
Malibu Boats, Inc., Class A (1)	1,736	67,444
Marine Products Corp.	813	12,553
MasterCraft Boat Holdings, Inc. (1)	1,615	31,638
Sturm Ruger & Co., Inc. (2)	1,458	79,432
Vista Outdoor, Inc. (1)	5,021	44,586
YETI Holdings, Inc. (1)	2,639	76,399
		631,479

Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (1)	2,287	52,327
Cambrex Corp. (1)	2,752	128,821
ChromaDex Corp. (1)(2)	3,310	15,391
Codexis, Inc. (1)(2)	4,127	76,061
Fluidigm Corp. (1)	6,011	74,056
Luminex Corp.	3,221	66,481
Medpace Holdings, Inc. (1)	2,363	154,587
NanoString Technologies, Inc. (1)	2,833	85,982
NeoGenomics, Inc. (1)	7,450	163,453
Pacific Biosciences of California, Inc. (1)	11,309	68,419
Quanterix Corp. (1)	824	27,843
Syneos Health, Inc. (1)	5,148	263,011
		1,176,432

Machinery - 3.7%
Actuant Corp., Class A	5,083	126,109
Alamo Group, Inc.	815	81,443
Albany International Corp., Class A	2,473	205,036
Altra Industrial Motion Corp.	5,472	196,335
Astec Industries, Inc.	1,870	60,887
Barnes Group, Inc.	3,944	222,205
Blue Bird Corp. (1)	1,311	25,814
Briggs & Stratton Corp.	3,442	35,246
Chart Industries, Inc. (1)	3,014	231,716

36 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CIRCOR International, Inc. (1)	1,669	76,774
Columbus McKinnon Corp.	1,943	81,548
Commercial Vehicle Group, Inc. (1)	2,209	17,716
Douglas Dynamics, Inc.	1,724	68,598
Eastern Co. (The)	490	13,730
Energy Recovery, Inc. (1)	2,683	27,957
EnPro Industries, Inc.	1,761	112,422
ESCO Technologies, Inc.	2,195	181,351
Evoqua Water Technologies Corp. (1)	6,364	90,623
Federal Signal Corp.	4,825	129,069
Franklin Electric Co., Inc.	3,978	188,955
Gencor Industries, Inc. (1)	603	7,839
Gorman-Rupp Co. (The)	1,373	45,076
Graham Corp.	863	17,441
Greenbrier Cos., Inc. (The)	2,628	79,891
Harsco Corp. (1)	6,801	186,619
Helios Technologies, Inc.	2,322	107,764
Hillenbrand, Inc.	5,117	202,480
Hurco Cos., Inc.	529	18,811
Hyster-Yale Materials Handling, Inc.	907	50,121
John Bean Technologies Corp.	2,650	320,995
Kadant, Inc.	952	86,451
Kennametal, Inc.	6,794	251,310
LB Foster Co., Class A (1)	731	19,986
Lindsay Corp. (2)	920	75,633
Luxfer Holdings plc	2,400	58,896
Lydall, Inc. (1)	1,313	26,523
Manitowoc Co., Inc. (The) (1)	2,727	48,541
Meritor, Inc. (1)	6,745	163,566
Milacron Holdings Corp. (1)	5,788	79,874
Miller Industries, Inc.	1,050	32,288
Mueller Industries, Inc.	4,894	143,247
Mueller Water Products, Inc., Class A	13,464	132,217
Navistar International Corp. (1)	4,102	141,314
NN, Inc. (2)	3,488	34,043
Omega Flex, Inc.	248	19,049
Park-Ohio Holdings Corp.	726	23,660
Proto Labs, Inc. (1)	2,312	268,238
RBC Bearings, Inc. (1)	2,062	343,962
REV Group, Inc. (2)	2,574	37,091
Rexnord Corp. (1)	8,796	265,815
Spartan Motors, Inc.	2,591	28,397
SPX Corp. (1)	3,739	123,462
SPX FLOW, Inc. (1)	3,637	152,245
Standex International Corp.	1,097	80,235
Tennant Co.	1,548	94,738
Terex Corp.	5,591	175,557

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 37

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Titan International, Inc.	3,947	19,301
TriMas Corp. (1)	3,997	123,787
Twin Disc, Inc. (1)	749	11,310
Wabash National Corp.	5,041	82,017
Watts Water Technologies, Inc., Class A	2,302	214,500
Welbilt, Inc. (1)	11,458	191,349
		6,759,173

Marine - 0.1%
Costamare, Inc.	3,142	16,118
Eagle Bulk Shipping, Inc. (1)	3,373	17,675
Genco Shipping & Trading Ltd. (1)	675	5,697
Matson, Inc.	3,522	136,830
Safe Bulkers, Inc. (1)(2)	4,225	6,591
Scorpio Bulkers, Inc.	4,249	19,545
		202,456

Media - 0.9%
Boston Omaha Corp., Class A (1)(2)	868	20,094
Cardlytics, Inc. (1)(2)	1,181	30,682
cbdMD, Inc. (1)	832	4,925
Central European Media Enterprises Ltd., Class A (1)	6,603	28,789
Clear Channel Outdoor Holdings, Inc. (1)	3,136	14,802
comScore, Inc. (1)	4,319	22,372
Cumulus Media, Inc., Class A (1)	1,252	23,225
Daily Journal Corp. (1)(2)	88	20,944
Emerald Expositions Events, Inc.	2,053	22,891
Entercom Communications Corp., Class A (2)	10,833	62,831
Entravision Communications Corp., Class A	5,618	17,528
EW Scripps Co. (The), Class A	4,675	71,481
Fluent, Inc. (1)	2,683	14,435
Gannett Co., Inc.	9,346	76,263
Gray Television, Inc. (1)	7,762	127,219
Hemisphere Media Group, Inc. (1)	1,449	18,721
Lee Enterprises, Inc. (1)	4,724	10,676
Liberty Latin America Ltd., Class A (1)	3,700	63,751
Liberty Latin America Ltd., Class C (1)	9,482	162,996
Loral Space & Communications, Inc. (1)	1,011	34,890
Marchex, Inc., Class B (1)	3,059	14,438
MDC Partners, Inc., Class A (1)	4,777	12,038
Meredith Corp.	3,302	181,808
MSG Networks, Inc., Class A (1)	4,763	98,785
National CineMedia, Inc.	6,430	42,181
New Media Investment Group, Inc.	4,995	47,153
Saga Communications, Inc., Class A	394	12,309
Scholastic Corp.	2,336	77,649
TechTarget, Inc. (1)	1,656	35,190

38 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
TEGNA, Inc.	18,200	275,730
Tribune Publishing Co.	1,415	11,278
WideOpenWest, Inc. (1)(2)	1,802	13,082
		1,671,156

Metals & Mining - 1.2%
AK Steel Holding Corp. (1)(2)	27,698	65,644
Allegheny Technologies, Inc. (1)(2)	10,475	263,970
Carpenter Technology Corp.	3,994	191,632
Century Aluminum Co. (1)	4,377	30,245
Cleveland-Cliffs, Inc. (2)	24,142	257,595
Coeur Mining, Inc. (1)	15,243	66,155
Commercial Metals Co.	9,924	177,143
Compass Minerals International, Inc.	2,841	156,113
Ferroglobe Representation & Warranty Insurance Trust (3)	5,015	—
Global Brass & Copper Holdings, Inc.	1,904	83,262
Gold Resource Corp.	3,896	13,168
Haynes International, Inc.	1,062	33,782
Hecla Mining Co.	37,808	68,054
Kaiser Aluminum Corp.	1,334	130,212
Materion Corp.	1,729	117,244
Mayville Engineering Co., Inc. (1)	556	7,684
Novagold Resources, Inc. (1)	20,420	121,091
Olympic Steel, Inc.	846	11,548
Ramaco Resources, Inc. (1)	430	2,288
Ryerson Holding Corp. (1)	965	8,038
Schnitzer Steel Industries, Inc., Class A	2,273	59,484
SunCoke Energy, Inc. (1)	6,534	58,022
Synalloy Corp.	692	10,809
TimkenSteel Corp. (1)	3,081	25,049
Warrior Met Coal, Inc.	4,424	115,555
Worthington Industries, Inc.	3,367	135,555
		2,209,342

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AG Mortgage Investment Trust, Inc.	2,395	38,081
Anworth Mortgage Asset Corp.	8,089	30,657
Apollo Commercial Real Estate Finance, Inc.	12,960	238,334
Ares Commercial Real Estate Corp.	2,562	38,071
Arlington Asset Investment Corp., Class A (2)	1,962	13,499
ARMOUR Residential REIT, Inc. (2)	5,083	94,747
Blackstone Mortgage Trust, Inc., Class A (2)	10,760	382,841
Capstead Mortgage Corp.	7,003	58,475
Cherry Hill Mortgage Investment Corp. (2)	1,030	16,480
Colony Credit Real Estate, Inc. (2)	6,877	106,594
Dynex Capital, Inc. (2)	1,889	31,635
Ellington Financial, Inc.	2,380	42,816

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 39

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Exantas Capital Corp.	2,766	31,283
Granite Point Mortgage Trust, Inc.	4,168	79,984
Great Ajax Corp.	1,009	14,126
Invesco Mortgage Capital, Inc.	10,602	170,904
KKR Real Estate Finance Trust, Inc. (2)	2,170	43,226
Ladder Capital Corp.	8,796	146,102
New York Mortgage Trust, Inc.	17,881	110,862
Orchid Island Capital, Inc. (2)	3,691	23,475
PennyMac Mortgage Investment Trust	6,447	140,738
Ready Capital Corp. (2)	2,418	36,028
Redwood Trust, Inc.	7,879	130,240
TPG RE Finance Trust, Inc.	4,268	82,330
Western Asset Mortgage Capital Corp.	3,699	36,916
		2,138,444

Multi-Utilities - 0.6%
Avista Corp.	5,439	242,580
Black Hills Corp.	5,148	402,419
NorthWestern Corp.	4,199	302,958
Unitil Corp.	1,244	74,503
		1,022,460

Multiline Retail - 0.1%
Big Lots, Inc.	3,466	99,162
Dillard’s, Inc., Class A (2)	920	57,298
J.C. Penney Co., Inc. (1)(2)	27,238	31,051
		187,511

Oil, Gas & Consumable Fuels - 2.5%
Abraxas Petroleum Corp. (1)	12,335	12,705
Altus Midstream Co., Class A (1)	4,444	16,621
Arch Coal, Inc., Class A (2)	1,429	134,626
Ardmore Shipping Corp. (1)	2,717	22,144
Berry Petroleum Corp.	4,570	48,442
Bonanza Creek Energy, Inc. (1)	1,784	37,250
Brigham Minerals, Inc., Class A (1)	1,420	30,502
California Resources Corp. (1)(2)	3,768	74,154
Callon Petroleum Co. (1)(2)	18,975	125,045
Carrizo Oil & Gas, Inc. (1)	7,191	72,054
Chaparral Energy, Inc., Class A (1)	2,740	12,960
Clean Energy Fuels Corp. (1)	11,983	31,995
CNX Resources Corp. (1)	17,142	125,308
Comstock Resources, Inc. (1)	1,329	7,429
CONSOL Energy, Inc. (1)	2,417	64,316
Contura Energy, Inc. (1)	1,675	86,966
CVR Energy, Inc.	2,550	127,474
Delek US Holdings, Inc.	6,500	263,380

40 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Denbury Resources, Inc. (1)(2)	38,168	47,328
DHT Holdings, Inc.	7,166	42,351
Diamond S Shipping, Inc. (1)	1,939	24,800
Dorian LPG Ltd. (1)	2,207	19,907
Earthstone Energy, Inc., Class A (1)	1,654	10,122
Energy Fuels, Inc. (1)	5,894	18,448
Evolution Petroleum Corp.	1,370	9,796
Extraction Oil & Gas, Inc. (1)	8,830	38,410
Falcon Minerals Corp. (1)	3,404	28,662
GasLog Ltd.	3,212	46,253
Golar LNG Ltd.	7,867	145,382
Goodrich Petroleum Corp. (1)	727	9,444
Green Plains, Inc.	3,369	36,318
Gulfport Energy Corp. (1)	14,500	71,195
Hallador Energy Co.	1,408	7,927
HighPoint Resources Corp. (1)	8,393	15,275
International Seaways, Inc. (1)	2,158	41,002
Isramco, Inc. (1)	85	10,072
Jagged Peak Energy, Inc. (1)(2)	4,878	40,341
Laredo Petroleum, Inc. (1)	12,700	36,830
Magnolia Oil & Gas Corp., Class A (1)	8,916	103,426
Matador Resources Co. (1)	9,448	187,826
Midstates Petroleum Co., Inc. (1)	983	5,790
Montage Resources Corp. (1)	1,875	11,437
NACCO Industries, Inc., Class A	302	15,686
NextDecade Corp. (1)	638	4,032
Nordic American Tankers Ltd.	11,683	27,338
Northern Oil and Gas, Inc. (1)(2)	23,984	46,289
Oasis Petroleum, Inc. (1)	27,278	154,939
Overseas Shipholding Group, Inc., Class A (1)	2,804	5,272
Panhandle Oil and Gas, Inc., Class A	1,238	16,144
Par Pacific Holdings, Inc. (1)	2,790	57,251
PDC Energy, Inc. (1)	5,418	195,373
Peabody Energy Corp.	6,004	144,696
Penn Virginia Corp. (1)	1,007	30,895
PrimeEnergy Resources Corp. (1)	46	6,125
QEP Resources, Inc. (1)	21,110	152,625
Renewable Energy Group, Inc. (1)(2)	3,095	49,087
REX American Resources Corp. (1)	441	32,149
Ring Energy, Inc. (1)	5,049	16,409
Roan Resources, Inc. (1)	3,147	5,539
Rosehill Resources, Inc. (1)	220	814
SandRidge Energy, Inc. (1)	2,381	16,477
Scorpio Tankers, Inc.	3,775	111,438
SemGroup Corp., Class A	6,464	77,568
Ship Finance International Ltd.	6,931	86,707
SilverBow Resources, Inc. (1)	612	8,476

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 41

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
SM Energy Co.	9,886	123,773
Southwestern Energy Co. (1)(2)	46,120	145,739
SRC Energy, Inc. (1)	20,639	102,369
Talos Energy, Inc. (1)	1,713	41,198
Teekay Corp. (2)	5,307	18,256
Teekay Tankers Ltd., Class A (1)	15,129	19,365
Tellurian, Inc. (1)(2)	8,061	63,279
Unit Corp. (1)	4,371	38,858
Uranium Energy Corp. (1)(2)	11,981	16,414
W&T Offshore, Inc. (1)	8,233	40,836
Whiting Petroleum Corp. (1)	8,028	150,043
World Fuel Services Corp.	5,712	205,404
		4,528,576

Paper & Forest Products - 0.4%
Boise Cascade Co.	3,372	94,787
Clearwater Paper Corp. (1)	1,465	27,088
Louisiana-Pacific Corp.	10,535	276,228
Neenah, Inc.	1,433	96,799
PH Glatfelter Co.	3,755	63,384
Schweitzer-Mauduit International, Inc.	2,615	86,766
Verso Corp., Class A (1)	2,960	56,388
		701,440

Personal Products - 0.3%
Edgewell Personal Care Co. (1)	4,548	122,569
elf Beauty, Inc. (1)	1,818	25,634
Inter Parfums, Inc.	1,484	98,671
Lifevantage Corp. (1)	1,232	16,016
Medifast, Inc. (2)	975	125,093
Nature’s Sunshine Products, Inc. (1)	1,018	9,457
Revlon, Inc., Class A (1)(2)	936	18,093
USANA Health Sciences, Inc. (1)	1,152	91,503
Youngevity International, Inc. (1)	728	4,164
		511,200

Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (1)	6,913	17,628
Acer Therapeutics, Inc. (1)	443	1,737
Aclaris Therapeutics, Inc. (1)	2,238	4,901
Aerie Pharmaceuticals, Inc. (1)(2)	3,606	106,557
Akorn, Inc. (1)	7,647	39,382
Amneal Pharmaceuticals, Inc. (1)	7,324	52,513
Amphastar Pharmaceuticals, Inc. (1)	3,073	64,871
ANI Pharmaceuticals, Inc. (1)	781	64,198
Aratana Therapeutics, Inc. (1)	3,555	18,344
Arvinas Holding Co. LLC (1)(2)	1,526	33,557

42 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Assertio Therapeutics, Inc. (1)	5,272	18,188
Axsome Therapeutics, Inc. (1)	2,149	55,380
BioDelivery Sciences International, Inc. (1)	7,195	33,601
Cerecor, Inc. (1)	1,893	10,336
Chiasma, Inc. (1)	2,297	17,204
Collegium Pharmaceutical, Inc. (1)	2,333	30,679
Corcept Therapeutics, Inc. (1)	8,144	90,806
CorMedix, Inc. (1)	2,079	18,690
Cymabay Therapeutics, Inc. (1)	4,918	35,213
Dermira, Inc. (1)	3,345	31,978
Dova Pharmaceuticals, Inc. (1)	994	14,015
Eloxx Pharmaceuticals, Inc. (1)(2)	2,227	22,203
Endo International plc (1)	18,600	76,632
Evofem Biosciences, Inc. (1)	1,248	8,312
Evolus, Inc. (1)	765	11,184
EyePoint Pharmaceuticals, Inc. (1)	5,461	9,065
Innoviva, Inc. (1)	5,742	83,603
Intersect ENT, Inc. (1)	2,280	51,893
Intra-Cellular Therapies, Inc. (1)	3,739	48,532
Kala Pharmaceuticals, Inc. (1)	1,204	7,681
Kaleido Biosciences, Inc. (1)	445	5,171
Lannett Co., Inc. (1)(2)	2,393	14,502
Liquidia Technologies, Inc. (1)	390	3,120
Mallinckrodt plc (1)(2)	6,794	62,369
Marinus Pharmaceuticals, Inc. (1)(2)	3,474	14,417
Menlo Therapeutics, Inc. (1)	543	3,253
MyoKardia, Inc. (1)	3,807	190,883
NGM Biopharmaceuticals, Inc. (1)	593	8,693
Ocular Therapeutix, Inc. (1)(2)	1,979	8,708
Odonate Therapeutics, Inc. (1)(2)	570	20,913
Omeros Corp. (1)(2)	4,139	64,941
Optinose, Inc. (1)(2)	1,284	9,091
Osmotica Pharmaceuticals plc (1)	800	3,040
Pacira BioSciences, Inc. (1)	3,449	149,997
Paratek Pharmaceuticals, Inc. (1)(2)	2,069	8,255
Phibro Animal Health Corp., Class A	1,619	51,436
Prestige Consumer Healthcare, Inc. (1)	4,347	137,713
Reata Pharmaceuticals, Inc., Class A (1)(2)	1,712	161,527
resTORbio, Inc. (1)	555	5,661
Revance Therapeutics, Inc. (1)	3,771	48,910
SIGA Technologies, Inc. (1)	4,584	26,037
Strongbridge Biopharma plc (1)	3,193	10,058
Supernus Pharmaceuticals, Inc. (1)	4,082	135,073
TherapeuticsMD, Inc. (1)(2)	15,161	39,419
Theravance Biopharma, Inc. (1)(2)	3,666	59,866
Tricida, Inc. (1)(2)	1,867	73,672
Verrica Pharmaceuticals, Inc. (1)(2)	300	3,486

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 43

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
WaVe Life Sciences Ltd. (1)	1,666	43,466
Xeris Pharmaceuticals, Inc. (1)	1,688	19,311
Zogenix, Inc. (1)	3,626	173,250
Zynerba Pharmaceuticals, Inc. (1)	1,835	24,901
		2,660,022

Professional Services - 1.5%
Acacia Research Corp. (1)	4,242	12,556
ASGN, Inc. (1)	4,268	258,641
Barrett Business Services, Inc.	606	50,056
BG Staffing, Inc.	608	11,479
CBIZ, Inc. (1)	4,490	87,959
CRA International, Inc.	707	27,099
Exponent, Inc.	4,257	249,205
Forrester Research, Inc.	776	36,495
Franklin Covey Co. (1)	1,007	34,238
FTI Consulting, Inc. (1)	3,215	269,546
GP Strategies Corp. (1)	1,007	15,186
Heidrick & Struggles International, Inc.	1,525	45,704
Huron Consulting Group, Inc. (1)	1,867	94,059
ICF International, Inc.	1,507	109,710
InnerWorkings, Inc. (1)	3,972	15,173
Insperity, Inc.	3,292	402,085
Kelly Services, Inc., Class A	2,680	70,189
Kforce, Inc.	1,903	66,776
Korn Ferry	4,787	191,815
Mistras Group, Inc. (1)	1,338	19,227
Navigant Consulting, Inc.	3,304	76,620
Resources Connection, Inc.	2,400	38,424
TriNet Group, Inc. (1)	3,797	257,437
TrueBlue, Inc. (1)	3,417	75,379
Upwork, Inc. (1)(2)	4,803	77,232
WageWorks, Inc. (1)	3,400	172,686
Willdan Group, Inc. (1)	662	24,659
		2,789,635

Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (1)	900	17,694
American Realty Investors, Inc. (1)	174	2,373
Consolidated-Tomoka Land Co.	377	22,507
Cushman & Wakefield plc (1)	8,830	157,880
eXp World Holdings, Inc. (1)	1,407	15,660
Forestar Group, Inc. (1)	995	19,452
FRP Holdings, Inc. (1)	588	32,793
Griffin Industrial Realty, Inc.	55	1,944
HFF, Inc., Class A	3,226	146,719
Kennedy-Wilson Holdings, Inc.	10,325	212,385

44 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Marcus & Millichap, Inc. (1)	1,962	60,528
Maui Land & Pineapple Co., Inc. (1)	589	6,061
Newmark Group, Inc., Class A	12,362	111,011
Rafael Holdings, Inc., Class B (1)	930	26,756
RE / MAX Holdings, Inc., Class A	1,564	48,109
Realogy Holdings Corp.	10,040	72,790
Redfin Corp. (1)(2)	7,527	135,335
RMR Group, Inc. (The), Class A	543	25,510
St. Joe Co. (The) (1)(2)	3,093	53,447
Stratus Properties, Inc. (1)	485	15,729
Tejon Ranch Co. (1)	1,572	26,079
Transcontinental Realty Investors, Inc. (1)	147	3,768
		1,214,530

Road & Rail - 0.5%
ArcBest Corp.	2,213	62,207
Avis Budget Group, Inc. (1)	5,019	176,468
Covenant Transportation Group, Inc., Class A (1)	905	13,313
Daseke, Inc. (1)	2,780	10,008
Heartland Express, Inc.	3,887	70,238
Hertz Global Holdings, Inc. (1)(2)	8,647	138,006
Marten Transport Ltd.	3,366	61,093
PAM Transportation Services, Inc. (1)	187	11,594
Roadrunner Transportation Systems, Inc. (1)	315	3,015
Saia, Inc. (1)	2,126	137,488
Universal Truckload Services, Inc.	475	10,673
US Xpress Enterprises, Inc., Class A (1)(2)	1,727	8,877
Werner Enterprises, Inc.	3,888	120,839
YRC Worldwide, Inc. (1)(2)	2,802	11,292
		835,111

Semiconductors & Semiconductor Equipment - 2.1%
Adesto Technologies Corp. (1)(2)	1,702	13,871
Advanced Energy Industries, Inc. (1)	3,267	183,834
Alpha & Omega Semiconductor Ltd. (1)	1,700	15,878
Ambarella, Inc. (1)	2,558	112,885
Amkor Technology, Inc. (1)	8,647	64,507
Aquantia Corp. (1)	1,737	22,633
Axcelis Technologies, Inc. (1)	2,416	36,361
AXT, Inc. (1)	3,267	12,937
Brooks Automation, Inc.	6,031	233,701
Cabot Microelectronics Corp.	2,464	271,237
CEVA, Inc. (1)	1,882	45,827
Cirrus Logic, Inc. (1)	4,985	217,845
Cohu, Inc.	3,255	50,225
Diodes, Inc. (1)	3,290	119,657
DSP Group, Inc. (1)	1,922	27,638

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 45

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Enphase Energy, Inc. (1)	7,816	142,486
FormFactor, Inc. (1)	5,937	93,033
GSI Technology, Inc. (1)	1,348	11,579
Ichor Holdings Ltd. (1)	2,126	50,259
Impinj, Inc. (1)	1,253	35,861
Inphi Corp. (1)	3,689	184,819
Lattice Semiconductor Corp. (1)	10,616	154,887
MACOM Technology Solutions Holdings, Inc. (1)(2)	3,561	53,878
MaxLinear, Inc., Class A (1)	5,283	123,834
Nanometrics, Inc. (1)	1,885	65,428
NeoPhotonics Corp. (1)	2,662	11,127
NVE Corp.	408	28,409
PDF Solutions, Inc. (1)	2,083	27,329
Photronics, Inc. (1)	5,437	44,583
Power Integrations, Inc.	2,388	191,470
Rambus, Inc. (1)	8,885	106,975
Rudolph Technologies, Inc. (1)	2,742	75,761
Semtech Corp. (1)	5,599	269,032
Silicon Laboratories, Inc. (1)	3,581	370,275
SMART Global Holdings, Inc. (1)(2)	804	18,484
SunPower Corp. (1)(2)	5,246	56,080
Synaptics, Inc. (1)(2)	2,889	84,186
Ultra Clean Holdings, Inc. (1)	3,194	44,461
Veeco Instruments, Inc. (1)	4,143	50,627
Xperi Corp.	4,254	87,590
		3,811,489

Software - 4.3%
8x8, Inc. (1)(2)	7,620	183,642
A10 Networks, Inc. (1)	3,806	25,957
ACI Worldwide, Inc. (1)	9,256	317,851
Agilysys, Inc. (1)	1,316	28,255
Alarm.com Holdings, Inc. (1)	3,139	167,936
Altair Engineering, Inc., Class A (1)	3,319	134,054
Amber Road, Inc. (1)	1,500	19,590
American Software, Inc., Class A	2,315	30,442
Appfolio, Inc., Class A (1)	1,254	128,247
Appian Corp. (1)	2,751	99,284
Avaya Holdings Corp. (1)	8,728	103,950
Benefitfocus, Inc. (1)(2)	2,338	63,477
Blackbaud, Inc.	4,058	338,843
Blackline, Inc. (1)	3,651	195,365
Bottomline Technologies (de), Inc. (1)	3,647	161,343
Box, Inc., Class A (1)	12,234	215,441
Carbon Black, Inc. (1)	4,795	80,172
ChannelAdvisor Corp. (1)	1,855	16,250
Cision Ltd. (1)	7,857	92,163

46 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cloudera, Inc. (1)(2)	20,163	106,057
Commvault Systems, Inc. (1)	2,902	143,997
Cornerstone OnDemand, Inc. (1)	4,758	275,631
Digimarc Corp. (1)(2)	926	41,105
Digital Turbine, Inc. (1)	6,827	34,272
Domo, Inc., Class B (1)(2)	1,382	37,756
Ebix, Inc.	2,069	103,905
eGain Corp. (1)	1,491	12,137
Envestnet, Inc. (1)	4,064	277,856
Everbridge, Inc. (1)(2)	2,781	248,677
Five9, Inc. (1)	5,003	256,604
ForeScout Technologies, Inc. (1)	3,483	117,934
GTY Gov.tech, Inc. (1)	2,663	18,295
Ideanomics, Inc. (1)	4,513	11,192
Instructure, Inc. (1)(2)	2,863	121,677
Intelligent Systems Corp. (1)	601	17,315
j2 Global, Inc. (2)	3,965	352,449
LivePerson, Inc. (1)	4,955	138,938
Majesco (1)	457	4,255
MicroStrategy, Inc., Class A (1)	712	102,037
Mitek Systems, Inc. (1)	2,294	22,802
MobileIron, Inc. (1)	8,191	50,784
Model N, Inc. (1)	2,795	54,503
Monotype Imaging Holdings, Inc.	3,293	55,454
OneSpan, Inc. (1)	2,265	32,095
Phunware, Inc. (1)	382	1,196
Progress Software Corp.	3,776	164,709
PROS Holdings, Inc. (1)(2)	2,801	177,191
Q2 Holdings, Inc. (1)	3,413	260,617
QAD, Inc., Class A	789	31,726
Qualys, Inc. (1)	2,890	251,661
Rapid7, Inc. (1)	4,119	238,243
Rimini Street, Inc. (1)	770	4,081
SailPoint Technologies Holdings, Inc. (1)	7,335	146,993
SecureWorks Corp., Class A (1)(2)	472	6,273
SharpSpring, Inc. (1)	756	9,836
ShotSpotter, Inc. (1)(2)	604	26,697
SPS Commerce, Inc. (1)	1,528	156,177
SVMK, Inc. (1)	7,344	121,249
Synchronoss Technologies, Inc. (1)	3,376	26,772
Telaria, Inc. (1)	3,708	27,884
Telenav, Inc. (1)	2,354	18,832
Tenable Holdings, Inc. (1)(2)	3,168	90,415
TiVo Corp.	10,113	74,533

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 47

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Upland Software, Inc. (1)	1,927	87,736
Varonis Systems, Inc. (1)	2,522	156,213
Verint Systems, Inc. (1)	5,558	298,909
VirnetX Holding Corp. (1)(2)	3,778	23,461
Workiva, Inc. (1)	2,998	174,154
Yext, Inc. (1)(2)	7,921	159,133
Zix Corp. (1)	5,001	45,459
Zuora, Inc., Class A (1)	7,520	115,206
		7,935,345

Specialty Retail - 2.2%
Aaron’s, Inc.	5,748	352,985
Abercrombie & Fitch Co., Class A	5,673	90,995
America’s Car-Mart, Inc. (1)	476	40,974
American Eagle Outfitters, Inc.	13,452	227,339
Asbury Automotive Group, Inc. (1)	1,586	133,763
Ascena Retail Group, Inc. (1)	14,943	9,115
At Home Group, Inc. (1)	3,637	24,222
Barnes & Noble Education, Inc. (1)	3,122	10,490
Barnes & Noble, Inc.	4,926	32,955
Bed Bath & Beyond, Inc. (2)	11,250	130,725
Boot Barn Holdings, Inc. (1)	2,323	82,792
Buckle, Inc. (The)	2,185	37,822
Caleres, Inc.	3,285	65,437
Camping World Holdings, Inc., Class A (2)	2,590	32,168
Cato Corp. (The), Class A	2,030	25,010
Chico’s FAS, Inc.	11,271	37,983
Children’s Place, Inc. (The)	1,345	128,286
Citi Trends, Inc.	1,298	18,977
Conn’s, Inc. (1)	1,614	28,761
Container Store Group, Inc. (The) (1)	1,542	11,287
Designer Brands, Inc., Class A	5,812	111,416
Express, Inc. (1)	6,091	16,628
GameStop Corp., Class A (2)	8,361	45,735
Genesco, Inc. (1)	1,619	68,468
GNC Holdings, Inc., Class A (1)(2)	5,928	8,892
Group 1 Automotive, Inc.	1,529	125,210
Guess?, Inc. (2)	4,778	77,165
Haverty Furniture Cos., Inc.	1,689	28,764
Hibbett Sports, Inc. (1)	1,464	26,645
Hudson Ltd., Class A (1)	3,363	46,376
J. Jill, Inc. (2)	1,035	2,060
Lithia Motors, Inc., Class A (2)	1,841	218,674
Lumber Liquidators Holdings, Inc. (1)(2)	2,470	28,528
MarineMax, Inc. (1)	2,047	33,653
Michaels Cos., Inc. (The) (1)	7,538	65,581
Monro, Inc.	2,775	236,707
Murphy USA, Inc. (1)	2,591	217,722

48 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
National Vision Holdings, Inc. (1)	5,870	180,385
Office Depot, Inc.	45,195	93,102
Party City Holdco, Inc. (1)(2)	4,747	34,796
Pier 1 Imports, Inc. (1)(2)	1	6
Rent-A-Center, Inc. (1)	4,149	110,488
RH (1)(2)	1,608	185,885
RTW RetailWinds, Inc. (1)	2,329	3,959
Sally Beauty Holdings, Inc. (1)(2)	9,815	130,932
Shoe Carnival, Inc. (2)	872	24,067
Signet Jewelers Ltd. (2)	4,300	76,884
Sleep Number Corp. (1)	2,707	109,336
Sonic Automotive, Inc., Class A	2,180	50,903
Sportsman’s Warehouse Holdings, Inc. (1)(2)	2,022	7,643
Tailored Brands, Inc. (2)	4,129	23,824
Tile Shop Holdings, Inc. (2)	2,986	11,944
Tilly’s, Inc., Class A	1,202	9,171
Winmark Corp.	223	38,612
Zumiez, Inc. (1)	1,698	44,318
		4,016,565

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (1)(2)	9,267	84,330
AstroNova, Inc.	603	15,594
Avid Technology, Inc. (1)	2,494	22,745
Cray, Inc. (1)	3,477	121,069
Diebold Nixdorf, Inc. (1)(2)	6,637	60,795
Electronics For Imaging, Inc. (1)	3,777	139,409
Immersion Corp. (1)	2,323	17,678
Sonim Technologies, Inc. (1)	318	4,054
Stratasys Ltd. (1)	4,388	128,876
		594,550

Textiles, Apparel & Luxury Goods - 0.8%
Centric Brands, Inc. (1)	1,456	5,999
Crocs, Inc. (1)	5,626	111,113
Culp, Inc.	785	14,915
Deckers Outdoor Corp. (1)	2,484	437,109
Delta Apparel, Inc. (1)	545	12,644
Fossil Group, Inc. (1)(2)	3,623	41,665
G-III Apparel Group Ltd. (1)	3,714	109,266
Kontoor Brands, Inc. (1)	3,903	109,362
Movado Group, Inc.	1,238	33,426
Oxford Industries, Inc.	1,446	109,607
Rocky Brands, Inc.	588	16,041
Steven Madden Ltd.	7,323	248,616
Superior Group of Cos., Inc.	573	9,815
Unifi, Inc. (1)	1,199	21,786

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 49

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Vera Bradley, Inc. (1)	1,814	21,768
Vince Holding Corp. (1)	272	3,800
Wolverine World Wide, Inc.	7,413	204,154
		1,511,086
Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc. (1)	4,828	131,563
Bridgewater Bancshares, Inc. (1)	1,907	22,007
Capitol Federal Financial, Inc.	11,014	151,663
Columbia Financial, Inc. (1)	4,173	63,012
Dime Community Bancshares, Inc.	2,402	45,614
Entegra Financial Corp. (1)	555	16,717
ESSA Bancorp, Inc.	636	9,699
Essent Group Ltd. (1)	8,182	384,472
Federal Agricultural Mortgage Corp., Class C	669	48,610
First Defiance Financial Corp.	1,598	45,655
Flagstar Bancorp, Inc.	2,412	79,934
FS Bancorp, Inc.	267	13,849
Greene County Bancorp, Inc.	235	6,914
Hingham Institution for Savings	102	20,197
Home Bancorp, Inc.	638	24,550
HomeStreet, Inc. (1)	2,092	62,007
Kearny Financial Corp.	7,280	96,751
Luther Burbank Corp.	1,189	12,948
Merchants Bancorp	731	12,449
Meridian Bancorp, Inc.	3,759	67,249
Meta Financial Group, Inc.	3,149	88,329
MMA Capital Holdings, Inc. (1)	433	14,501
Mr. Cooper Group, Inc. (1)	6,138	49,165
NMI Holdings, Inc., Class A (1)	5,225	148,338
Northfield Bancorp, Inc.	3,620	56,508
Northwest Bancshares, Inc.	8,299	146,145
OceanFirst Financial Corp.	4,303	106,930
Ocwen Financial Corp. (1)	8,291	17,162
OP Bancorp	999	10,829
Oritani Financial Corp.	3,473	61,611
PCSB Financial Corp.	1,589	32,177
PennyMac Financial Services, Inc.	2,137	47,399
Ponce de Leon Federal Bank (1)	736	10,517
Provident Bancorp, Inc. (1)	344	9,629
Provident Financial Holdings, Inc.	517	10,862
Provident Financial Services, Inc.	5,275	127,919
Prudential Bancorp, Inc.	713	13,490
Radian Group, Inc.	17,627	402,777
Riverview Bancorp, Inc.	1,689	14,424
Southern Missouri Bancorp, Inc.	455	15,848
Sterling Bancorp, Inc.	1,471	14,666
Territorial Bancorp, Inc.	665	20,549

50 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Timberland Bancorp, Inc.	546	16,314
TrustCo Bank Corp.	7,825	61,974
United Community Financial Corp.	3,416	32,691
United Financial Bancorp, Inc.	4,442	62,988
Walker & Dunlop, Inc.	2,377	126,480
Washington Federal, Inc.	6,850	239,270
Waterstone Financial, Inc.	2,330	39,750
Western New England Bancorp, Inc.	2,115	19,754
WSFS Financial Corp.	4,470	184,611
		3,519,467

Tobacco - 0.1%
22nd Century Group, Inc. (1)(2)	9,590	20,043
Pyxus International, Inc. (1)(2)	727	11,050
Turning Point Brands, Inc. (2)	663	32,474
Universal Corp.	2,076	126,158
Vector Group Ltd.	8,829	86,083
		275,808

Trading Companies & Distributors - 1.3%
Aircastle Ltd.	4,779	101,602
Applied Industrial Technologies, Inc.	3,236	199,111
Beacon Roofing Supply, Inc. (1)	5,665	208,019
BlueLinx Holdings, Inc. (1)(2)	888	17,591
BMC Stock Holdings, Inc. (1)	5,748	121,858
CAI International, Inc. (1)	1,481	36,758
DXP Enterprises, Inc. (1)	1,272	48,196
EVI Industries, Inc. (2)	308	11,787
Foundation Building Materials, Inc. (1)	1,140	20,269
GATX Corp.	3,138	248,812
General Finance Corp. (1)	827	6,922
GMS, Inc. (1)	2,747	60,434
H&E Equipment Services, Inc.	2,694	78,369
Herc Holdings, Inc. (1)	1,964	90,010
Kaman Corp.	2,318	147,634
Lawson Products, Inc. (1)	447	16,418
MRC Global, Inc. (1)	6,928	118,607
NOW, Inc. (1)	9,243	136,427
Rush Enterprises, Inc., Class A	2,335	85,274
Rush Enterprises, Inc., Class B	513	18,935
SiteOne Landscape Supply, Inc. (1)(2)	3,474	240,748
Systemax, Inc.	1,000	22,160
Textainer Group Holdings Ltd. (1)	2,237	22,549
Titan Machinery, Inc. (1)	1,521	31,302
Transcat, Inc. (1)	601	15,392

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 51

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Triton International Ltd.	4,837	158,460
Veritiv Corp. (1)	1,008	19,575
Willis Lease Finance Corp. (1)	332	19,362
		2,302,581
Water Utilities - 0.5%
American States Water Co.	3,036	228,429
AquaVenture Holdings Ltd. (1)	599	11,962
Artesian Resources Corp., Class A	490	18,213
Cadiz, Inc. (1)(2)	1,834	20,633
California Water Service Group	3,986	201,811
Connecticut Water Service, Inc.	1,008	70,278
Consolidated Water Co. Ltd.	1,137	16,214
Global Water Resources, Inc.	641	6,692
Middlesex Water Co.	1,246	73,825
Pure Cycle Corp. (1)	1,502	15,921
SJW Group	2,244	136,368
York Water Co. (The)	992	35,434
		835,780

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (1)	3,250	58,402
Gogo, Inc. (1)(2)	5,004	19,916
Shenandoah Telecommunications Co.	3,879	149,419
Spok Holdings, Inc.	1,597	24,019
		251,756

Total Common Stocks (Cost $133,817,088)		168,060,325

EXCHANGE-TRADED FUNDS - 2.1%
iShares Russell 2000 ETF (2)	25,000	3,887,500

Total Exchange-Traded Funds (Cost $3,778,189)		3,887,500

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bill, 0.00%, 2/27/20 (5)	1,000,000	987,053

Total U.S. Treasury Obligations (Cost $984,911)		987,053

	SHARES	VALUE ($)
RIGHTS - 0.0% (4)

Biotechnology - 0.0% (4)
GTx, Inc. CVR (1)(3)(6)	57	—
Tobira Therapeutics, Inc. CVR (1)(3)(6)	690	9,481
		9,481

52 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
RIGHTS - CONT’D
Chemicals - 0.0% (4)
A Schulman, Inc. CVR (1)(3)(6)	2,260	978

Pharmaceuticals - 0.0% (4)
Omthera Pharmaceutical, Inc. CVR (1)(3)(6)	508	305

Road & Rail - 0.0% (4)
Hertz Global Holdings, Inc., Exp. 7/12/19 (1)(2)	7,256	14,149

Total Rights (Cost $14,476)		24,913

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	6,617,606	6,617,606

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $6,617,606)		6,617,606

TOTAL INVESTMENTS (Cost $145,212,270) - 97.9%		179,577,397
Other assets and liabilities, net - 2.1%		3,804,546
NET ASSETS - 100.0%		183,381,943

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $22,977,800.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4) Amount is less than 0.05%.
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(6) Restricted security. Total market value of restricted securities amounts to $10,764, which represents less than 0.05% of the net assets of the Fund as of June 30, 2019.

Abbreviations:
CVR:	Contingent Value Rights

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	134	9/20/19	$10,499,570	$174,790

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 53

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
A Schulman, Inc. CVR	8/22/18	979
GTx, Inc. CVR	6/10/19	117
Omthera Pharmaceutical, Inc. CVR	7/19/13	—
Tobira Therapeutics, Inc. CVR	11/2/16	41
See notes to financial statements.

54 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $145,212,270) - including $22,977,800 of securities on loan	$179,577,397
Receivable for variation margin on open futures contracts	104,931
Cash	8,451,052
Receivable for investments sold	14,743,258
Receivable for capital shares sold	269,501
Dividends receivable	182,834
Securities lending income receivable	10,560
Receivable from affiliate	34,391
Directors’ deferred compensation plan	33,783
Other assets	8,111
Total assets	203,415,818

LIABILITIES
Payable for investments purchased	13,091,489
Payable for capital shares redeemed	57,522
Deposits for securities loaned	6,617,606
Payable to affiliates:
Investment advisory fee	36,554
Administrative fee	17,546
Distribution and service fees	5,785
Sub-transfer agency fee	61
Directors’ deferred compensation plan	33,783
Accrued expenses	173,529
Total liabilities	20,033,875
NET ASSETS	$183,381,943

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$123,900,827
Distributable earnings	59,481,116
Total	$183,381,943

NET ASSET VALUE PER SHARE
Class I (based on net assets of $146,772,029 and 1,769,573 shares outstanding)	$82.94
Class F (based on net assets of $36,609,914 and 441,667 shares outstanding)	$82.89

See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 55

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $341)	$1,264,475
Interest income	68,506
Securities lending income, net	64,949
Total investment income	1,397,930

EXPENSES
Investment advisory fee	221,569
Administrative fee	106,353
Distribution and service fees:
Class F	34,845
Directors’ fees and expenses	5,749
Custodian fees	50,583
Transfer agency fees and expenses	35,370
Accounting fees	21,097
Professional fees	20,306
Reports to shareholders	39,038
Licensing fees	44,680
Miscellaneous	6,998
Total expenses	586,588
Waiver and/or reimbursement of expenses by affiliate	(203,820)
Reimbursement of expenses-other	(2,383)
Net expenses	380,385
Net investment income	1,017,545

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	6,740,276
Futures contracts	754,280
Foreign currency transactions	(5)
7,494,551

Net change in unrealized appreciation (depreciation) on:
Investment securities	17,595,418
Futures contracts	364,975
17,960,393

Net realized and unrealized gain	25,454,944

Net increase in net assets resulting from operations	$26,472,489
See notes to financial statements.

56 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$1,017,545	$2,059,428
Net realized gain	7,494,551	14,044,120
Net change in unrealized appreciation (depreciation)	17,960,393	(35,617,028)
Net increase (decrease) in net assets resulting from operations	26,472,489	(19,513,480)

Distributions to shareholders:
Class I shares	—	(9,045,101)
Class F shares	—	(2,190,621)
Total distributions to shareholders	—	(11,235,722)

Capital share transactions:
Class I shares	(2,089,616)	(6,653,351)
Class F shares	1,026,727	4,181,421
Net decrease in net assets from capital share transactions	(1,062,889)	(2,471,930)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,409,600	(33,221,132)

NET ASSETS
Beginning of period	157,972,343	191,193,475
End of period	$183,381,943	$157,972,343
See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 57

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (1) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2018 (1)	2017 (1)	2016 (1)		2015 (1)	2014
Net asset value, beginning	$71.03		$84.82	$77.43	$69.72		$75.83	$82.34
Income from investment operations:
Net investment income	0.48		0.98	0.93	0.90		0.55	0.50
Net realized and unrealized gain (loss)	11.43		(9.44)	10.12	13.70		(4.44)	2.99
Total from investment operations	11.91		(8.46)	11.05	14.60		(3.89)	3.49
Distributions from:
Net investment income	—		(0.96)	(0.64)	(0.41)		(0.12)	(0.48)
Net realized gain	—		(4.37)	(3.02)	(6.48)		(2.10)	(9.52)
Total distributions	—		(5.33)	(3.66)	(6.89)		(2.22)	(10.00)
Total increase (decrease) in net asset value	11.91		(13.79)	7.39	7.71		(6.11)	(6.51)
Net asset value, ending	$82.94		$71.03	$84.82	$77.43		$69.72	$75.83
Total return (2)	16.77%	(3)	(11.23%)	14.37%	20.92%		(5.19%)	4.15%
Ratios to average net assets: (4)
Total expenses	0.62%	(5)	0.59%	0.65%	0.75%		0.79%	0.75%
Net expenses	0.38%	(5)	0.38%	0.38%	0.53%		0.74%	0.74%
Net investment income	1.19%	(5)	1.13%	1.15%	1.25%		0.72%	0.63%
Portfolio turnover	10%	(3)	15%	15%	17%	(6)	14%	21%
Net assets, ending (in thousands)	$146,772		$127,473	$158,646	$149,739		$119,674	$150,532

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

58 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (1) (Unaudited)		Year Ended December 31,
CLASS F SHARES			2018 (1)	2017 (1)	2016 (1)		2015 (1)	2014
Net asset value, beginning	$71.07		$85.07	$77.84	$70.13		$76.31	$82.79
Income from investment operations:
Net investment income	0.38		0.77	0.74	0.73		0.40	0.31
Net realized and unrealized gain (loss)	11.44		(9.44)	10.15	13.76		(4.48)	3.01
Total from investment operations	11.82		(8.67)	10.89	14.49		(4.08)	3.32
Distributions from:
Net investment income	—		(0.96)	(0.64)	(0.30)		0.00	(0.28)
Net realized gain	—		(4.37)	(3.02)	(6.48)		(2.10)	(9.52)
Total distributions	—		(5.33)	(3.66)	(6.78)		(2.10)	(9.80)
Total increase (decrease) in net asset value	11.82		(14.00)	7.23	7.71		(6.18)	(6.48)
Net asset value, ending	$82.89		$71.07	$85.07	$77.84		$70.13	$76.31
Total return (2)	16.65%	(3)	(11.46%)	14.08%	20.63%		(5.40%)	3.93%
Ratios to average net assets: (4)
Total expenses	0.82%	(5)	0.79%	0.86%	0.96%		1.01%	0.98%
Net expenses	0.61%	(5)	0.63%	0.63%	0.78%		0.95%	0.95%
Net investment income	0.96%	(5)	0.89%	0.91%	1.00%		0.52%	0.43%
Portfolio turnover	10%	(3)	15%	15%	17%	(6)	14%	21%
Net assets, ending (in thousands)	$36,610		$30,499	$32,547	$24,959		$17,439	$17,153

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may

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include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$168,060,325	(2)	$—	$—	$168,060,325
Exchange-Traded Funds	3,887,500		—	—	3,887,500
U.S. Treasury Obligations	—		987,053	—	987,053
Rights	14,149		—	10,764	24,913
Short Term Investment of Cash Collateral for Securities Loaned	6,617,606		—	—	6,617,606
Total Investments	$178,579,580		$987,053	$10,764	$179,577,397
Futures Contracts	$174,790		$—	$—	$174,790
Total	$178,754,370		$987,053	$10,764	$179,752,187

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the

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Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $221,569.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% and 0.59% (0.38% and 0.63% prior to May 1, 2019) of the Fund’s average daily net assets for Class I and Class F, respectively. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $203,820.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $106,353.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $34,845 for Class F shares.

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EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $235 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $2,383, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, expenses incurred under the Servicing Plan amounted to $32,924 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $16,002,576 and $19,827,606, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$144,782,400
Gross unrealized appreciation	$55,968,536
Gross unrealized depreciation	(20,998,749)
Net unrealized appreciation (depreciation)	$34,969,787
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Distributable earnings	$174,790	(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$754,280	$364,975
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2019 was approximately $8,567,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan was $22,977,800 and the total value of collateral received was $23,386,609, comprised of cash of $6,617,606 and U.S. Government and/or agencies securities of $16,769,003.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$19,507,046	$—	$—	$—	$19,507,046
Exchange-Traded Funds	3,879,563	—	—	—	3,879,563
Total	$23,386,609	$—	$—	$—	$23,386,609
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2019.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	87,019	$6,971,084	141,642	$12,114,837
Reinvestment of distributions	—	—	101,905	9,045,101
Shares redeemed	(112,063)	(9,060,700)	(319,334)	(27,813,289)
Net decrease	(25,044)	($2,089,616)	(75,787)	($6,653,351)

Class F
Shares sold	54,898	$4,462,008	139,194	$12,310,410
Reinvestment of distributions	—	—	24,653	2,190,621
Shares redeemed	(42,376)	(3,435,281)	(117,291)	(10,319,610)
Net increase	12,522	$1,026,727	46,556	$4,181,421
At June 30, 2019, separate accounts of an insurance company that is an affiliate of AIP owned 52.9% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 26.6%.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Russell 2000® Small Cap Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one- and three-year periods ended September 30, 2018, underperformed the median of the Fund’s peer universe for the five-year period ended September 30, 2018, and underperformed the index the Fund is designed to track for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

68 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 69

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

70 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

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CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24226 6.30.2019

Calvert VP EAFE International Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
38	Board of Directors’ Contract Approval
41	Officers and Directors
42	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Thomas Seto of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	11/12/2002	11/12/2002	13.77%	1.02%	1.68%	6.10%
Class F at NAV	12/17/2007	11/12/2002	13.65	0.79	1.45	5.87

MSCI EAFE Index	—	—	14.03%	1.08%	2.25%	6.90%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.69%	0.89%
Net					0.49	0.69

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	18.9%	Nestle SA	2.2%
Industrials	14.8%	Novartis AG	1.4%
Consumer Staples	11.7%	Roche Holding AG PC	1.4%
Consumer Discretionary	11.2%	HSBC Holdings plc	1.2%
Health Care	11.1%	Royal Dutch Shell plc, Class A	1.0%
Materials	7.4%	Toyota Motor Corp.	1.0%
Information Technology	6.7%	BP plc	1.0%
Energy	5.4%	SAP SE	1.0%
Communication Services	5.4%	Total SA	1.0%
Utilities	3.8%	AIA Group Ltd.	0.9%
Real Estate	3.6%	Total	12.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,137.70	$2.54**	0.48%
Class F	$1,000.00	$1,136.50	$3.76**	0.71%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41**	0.48%
Class F	$1,000.00	$1,021.27	$3.56**	0.71%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.0%
Australia - 7.0%
AGL Energy Ltd.	6,090	85,646
Alumina Ltd.	14,501	23,803
AMP Ltd. (1)	28,396	42,358
APA Group	11,361	86,154
Aristocrat Leisure Ltd.	4,773	103,174
ASX Ltd.	1,623	94,032
Aurizon Holdings Ltd.	16,477	62,549
AusNet Services	27,031	35,623
Australia & New Zealand Banking Group Ltd.	25,731	510,743
Bank of Queensland Ltd.	3,884	26,008
Bendigo & Adelaide Bank Ltd.	4,706	38,304
BGP Holdings plc (2)(3)	77,172	-
BHP Group Ltd.	25,518	741,771
BlueScope Steel Ltd.	4,388	37,311
Boral Ltd.	10,917	39,371
Brambles Ltd.	14,024	127,010
Caltex Australia Ltd.	2,659	46,286
Challenger Ltd.	5,824	27,184
CIMIC Group Ltd.	1,008	31,697
Coca-Cola Amatil Ltd.	2,449	17,581
Cochlear Ltd.	583	84,882
Coles Group Ltd. (3)	11,027	103,534
Commonwealth Bank of Australia	15,572	906,112
Computershare Ltd.	3,586	40,897
Crown Resorts Ltd.	3,713	32,453
CSL Ltd.	4,039	611,601
Dexus	9,023	82,314
Domino’s Pizza Enterprises Ltd. (1)	625	16,517
Flight Centre Travel Group Ltd.	565	16,482
Fortescue Metals Group Ltd. (1)	11,558	73,504
Goodman Group	14,771	156,126
GPT Group (The)	14,077	60,825
Harvey Norman Holdings Ltd. (1)	5,671	16,228
Incitec Pivot Ltd.	17,202	41,228
Insurance Australia Group Ltd.	21,017	122,024
Lend Lease Group (1)	5,044	46,092
Macquarie Group Ltd.	2,911	256,768
Medibank Pvt Ltd.	21,199	52,016
Mirvac Group	28,589	62,934
National Australia Bank Ltd.	23,635	443,962
Newcrest Mining Ltd.	6,846	153,804
Oil Search Ltd.	12,475	62,211

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Orica Ltd.	2,068	29,465
Origin Energy Ltd.	13,013	66,914
QBE Insurance Group Ltd.	9,679	80,521
Ramsay Health Care Ltd. (1)	1,442	73,208
REA Group Ltd. (1)	537	36,276
Rio Tinto Ltd. (1)	3,172	232,271
Santos Ltd.	13,517	67,484
Scentre Group	45,895	123,860
Seek Ltd.	3,336	49,654
Sonic Healthcare Ltd.	4,020	76,597
South32 Ltd.	48,353	108,390
Stockland	19,317	56,638
Suncorp Group Ltd.	11,669	110,501
Sydney Airport	11,138	62,924
TABCORP Holdings Ltd.	15,814	49,409
Telstra Corp. Ltd.	37,215	100,633
TPG Telecom Ltd.	3,460	15,659
Transurban Group	24,274	251,343
Treasury Wine Estates Ltd.	6,449	67,731
Vicinity Centres	25,959	44,694
Washington H Soul Pattinson & Co. Ltd.	1,000	15,463
Wesfarmers Ltd.	10,212	259,591
Westpac Banking Corp.	30,242	602,731
Woodside Petroleum Ltd.	8,670	222,373
Woolworths Group Ltd.	11,717	273,606
WorleyParsons Ltd. (1)	1,653	17,183
		8,714,238

Austria - 0.2%
Andritz AG	669	25,187
Erste Group Bank AG	2,528	93,749
OMV AG	1,537	74,920
Raiffeisen Bank International AG	1,194	28,036
Verbund AG	502	26,298
Voestalpine AG	1,159	35,830
		284,020

Belgium - 1.0%
Ageas	1,514	78,789
Anheuser-Busch InBev SA/NV	6,687	591,735
Colruyt SA	686	39,825
Groupe Bruxelles Lambert SA	572	56,200
KBC Groep NV	2,361	154,941
Proximus	920	27,190
Solvay SA	647	67,191

6 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Telenet Group Holding NV	537	29,923
UCB SA	1,267	105,148
Umicore SA (1)	1,940	62,258
		1,213,200

China - 0.0% (4)
BeiGene Ltd. ADR (3)	376	46,605

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	38	44,192
AP Moller - Maersk A/S, Class B	63	78,392
Carlsberg A/S, Class B	953	126,460
Chr Hansen Holding A/S	842	79,236
Coloplast A/S, Class B	1,084	122,534
Danske Bank A/S	6,396	101,334
Demant A/S (3)	1,207	37,568
DSV A/S	1,502	147,902
Genmab A/S (3)	610	112,265
H Lundbeck A/S	411	16,279
ISS A/S	1,075	32,500
Novo Nordisk A/S, Class B	14,877	759,876
Novozymes A/S, Class B	2,046	95,399
Orsted A/S (5)	1,816	157,100
Pandora A/S	992	35,295
Tryg A/S	1,180	38,398
Vestas Wind Systems A/S	1,796	155,594
		2,140,324

Finland - 1.2%
Elisa Oyj	1,450	70,779
Fortum Oyj	3,869	85,511
Kone Oyj, Class B	2,681	158,322
Metso Oyj	1,149	45,220
Neste Oyj	3,315	112,702
Nokia Oyj	48,318	240,662
Nokian Renkaat Oyj	1,167	36,446
Nordea Bank Abp	28,251	205,136
Orion Oyj, Class B	1,045	38,321
Sampo Oyj, Class A	3,936	185,797
Stora Enso Oyj, Class R	4,859	57,179
UPM-Kymmene Oyj	4,984	132,609
Wartsila Oyj Abp	3,830	55,611
		1,424,295

France - 10.4%
Accor SA	1,534	65,843
Aeroports de Paris	234	41,285

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Air Liquide SA	3,829	535,556
Alstom SA	1,576	73,048
Amundi SA (5)	600	41,892
Arkema SA	578	53,733
Atos SE	785	65,584
AXA SA	16,414	431,060
BioMerieux	321	26,598
BNP Paribas SA	9,829	465,946
Bollore SA	8,863	39,107
Bouygues SA	2,111	78,177
Bureau Veritas SA	2,318	57,215
Capgemini SE	1,303	162,006
Carrefour SA	5,490	105,961
Casino Guichard-Perrachon SA (1)	619	21,080
Cie de Saint-Gobain	4,545	177,481
Cie Generale des Etablissements Michelin SCA	1,561	197,375
CNP Assurances	992	22,517
Covivio	345	36,098
Credit Agricole SA	10,461	124,828
Danone SA	5,408	457,907
Dassault Aviation SA	27	38,819
Dassault Systemes SE	1,153	183,910
Edenred	2,118	107,943
Eiffage SA	600	59,298
Electricite de France SA	4,006	50,507
Engie SA	15,203	230,531
EssilorLuxottica SA	2,499	325,674
Eurazeo SE	476	33,169
Eutelsat Communications SA	1,779	33,225
Faurecia SA	412	19,109
Gecina SA	419	62,717
Getlink SE	3,977	63,706
Hermes International	288	207,619
Icade SA	224	20,520
Iliad SA (1)	269	30,208
Imerys SA	365	19,343
Ingenico Group	559	49,472
Ipsen SA	305	41,601
JC Decaux SA	757	22,923
Kering SA	675	398,401
Klepierre SA (1)	2,139	71,663
L’Oreal SA	2,239	636,610
Legrand SA	2,379	173,926
LVMH Moet Hennessy Louis Vuitton SE	2,458	1,044,958
Natixis SA	7,719	31,081
Orange SA	17,649	278,379
Pernod-Ricard SA	1,784	328,571

8 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Peugeot SA	4,946	121,733
Publicis Groupe SA	1,961	103,503
Remy Cointreau SA	223	32,144
Renault SA	1,759	110,584
Safran SA	3,002	439,168
Sanofi SA	10,043	867,939
Sartorius Stedim Biotech	147	23,179
Schneider Electric SE	4,674	422,917
SCOR SE	1,419	62,207
SEB SA	175	31,483
Societe BIC SA (1)	293	22,319
Societe Generale SA	6,891	173,925
Sodexo SA	778	90,955
Suez	2,099	30,287
Teleperformance	519	103,938
Thales SA	954	117,840
Total SA	21,119	1,184,644
Ubisoft Entertainment SA (3)	595	46,534
Unibail-Rodamco-Westfield	1,323	198,195
Valeo SA	2,186	71,167
Veolia Environnement SA	4,212	102,564
Vinci SA	4,541	463,752
Vivendi SA	7,584	208,125
Wendel SA	198	26,993
Worldline SA (3)(5)	817	59,359
		12,959,634

Germany - 8.6%
1&1 Drillisch AG	500	16,683
adidas AG	1,576	487,567
Allianz SE	3,665	883,911
Axel Springer SE	440	30,946
BASF SE	8,185	595,452
Bayer AG	8,078	560,293
Bayerische Motoren Werke AG	2,757	203,790
Bayerische Motoren Werke AG, PFC Shares	555	34,389
Beiersdorf AG	943	113,071
Brenntag AG	1,412	69,283
Carl Zeiss Meditec AG	255	25,151
Commerzbank AG	9,705	69,695
Continental AG	995	144,891
Covestro AG (5)	1,407	71,630
Daimler AG	7,922	441,824
Delivery Hero SE (3)(5)	811	36,813
Deutsche Bank AG	16,668	128,528
Deutsche Boerse AG	1,754	247,612
Deutsche Lufthansa AG	2,376	40,738

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Deutsche Post AG	9,082	298,769
Deutsche Telekom AG	29,068	503,593
Deutsche Wohnen SE	3,115	114,143
E.ON SE	19,761	214,409
Evonik Industries AG	1,027	29,925
Fraport AG Frankfurt Airport Services Worldwide	424	36,496
Fresenius Medical Care AG & Co. KGaA	1,903	149,449
Fresenius SE & Co. KGaA	3,759	204,114
Fuchs Petrolub SE, PFC Shares	708	27,796
GEA Group AG	1,575	44,699
Hannover Rueck SE	541	87,476
HeidelbergCement AG	1,352	109,411
Henkel AG & Co. KGaA	931	85,566
Henkel AG & Co. KGaA, PFC Shares	1,492	145,946
Hochtief AG	211	25,695
HUGO BOSS AG	558	37,188
Infineon Technologies AG	10,311	183,223
Innogy SE (5)	1,405	66,624
KION Group AG	671	42,435
Knorr-Bremse AG	239	26,660
Lanxess AG	810	48,106
Merck KGaA	1,141	119,179
METRO AG	1,662	30,369
MTU Aero Engines AG	460	109,715
Muenchener Rueckversicherungs-Gesellschaft AG	1,354	339,390
Porsche Automobil Holding SE, PFC Shares	1,254	81,240
Puma SE	560	37,374
RTL Group SA	344	17,607
RWE AG	4,542	112,077
SAP SE	8,706	1,193,522
Sartorius AG, PFC Shares	314	64,396
Siemens AG	6,598	785,527
Siemens Healthineers AG (5)	983	41,422
Symrise AG	1,151	110,830
Telefonica Deutschland Holding AG	7,582	21,206
ThyssenKrupp AG	3,750	54,753
TUI AG (1)	4,204	41,277
Uniper SE	1,361	41,241
United Internet AG	1,054	34,725
Volkswagen AG	330	56,604
Volkswagen AG, PFC Shares	1,662	279,943
Vonovia SE	4,410	210,665
Wirecard AG	1,088	183,672
Zalando SE (3)(5)	881	39,008
		10,689,732

10 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hong Kong - 3.9%
AIA Group Ltd.	104,566	1,129,198
ASM Pacific Technology Ltd.	3,274	33,566
Bank of East Asia Ltd. (The)	7,110	19,882
BOC Hong Kong Holdings Ltd.	33,956	133,690
CK Asset Holdings Ltd.	23,066	180,701
CK Hutchison Holdings Ltd.	24,347	240,152
CK Infrastructure Holdings Ltd.	4,104	33,449
CLP Holdings Ltd.	14,122	155,621
Dairy Farm International Holdings Ltd.	3,000	21,444
Galaxy Entertainment Group Ltd.	21,913	147,409
Hang Lung Properties Ltd.	13,000	30,927
Hang Seng Bank Ltd.	6,440	160,295
Henderson Land Development Co. Ltd.	14,806	81,630
HK Electric Investments & HK Electric Investments Ltd.	27,027	27,673
HKT Trust & HKT Ltd.	27,020	42,892
Hong Kong & China Gas Co. Ltd.	94,325	209,110
Hong Kong Exchanges & Clearing Ltd.	10,306	364,215
Hongkong Land Holdings Ltd.	9,294	59,906
Hysan Development Co. Ltd.	6,398	33,059
Jardine Matheson Holdings Ltd.	2,019	127,344
Jardine Strategic Holdings Ltd.	2,100	80,130
Kerry Properties Ltd.	6,621	27,812
Link	18,689	229,976
Melco Resorts & Entertainment Ltd. ADR	1,940	42,137
MGM China Holdings Ltd.	9,686	16,455
MTR Corp. Ltd.	11,981	80,702
New World Development Co. Ltd.	57,431	89,832
NWS Holdings Ltd.	15,628	32,143
PCCW Ltd.	42,738	24,663
Power Assets Holdings Ltd.	11,042	79,437
Sands China Ltd.	19,483	93,072
Shangri-La Asia Ltd.	12,775	16,088
Sino Land Co. Ltd.	31,433	52,716
SJM Holdings Ltd.	21,000	23,880
Sun Hung Kai Properties Ltd.	14,152	240,090
Swire Pacific Ltd., Class A	4,537	55,747
Swire Properties Ltd.	11,929	48,226
Techtronic Industries Co. Ltd.	12,025	92,121
Vitasoy International Holdings Ltd.	8,000	38,472
WH Group Ltd. (5)	81,549	82,723
Wharf Holdings Ltd. (The)	8,906	23,604
Wharf Real Estate Investment Co. Ltd.	11,905	83,899
Wheelock & Co. Ltd.	6,286	45,137
Wynn Macau Ltd.	15,891	35,574
Yue Yuen Industrial Holdings Ltd.	7,565	20,749
		4,887,548

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ireland - 0.8%
AIB Group plc	8,000	32,735
Bank of Ireland Group plc	7,679	40,174
CRH plc	6,804	222,404
DCC plc	788	70,298
Experian plc	8,419	255,008
Flutter Entertainment plc	656	49,320
James Hardie Industries plc CDI	3,691	48,589
Kerry Group plc, Class A	1,467	175,159
Kingspan Group plc	1,458	79,211
Smurfit Kappa Group plc	1,686	51,090
		1,023,988

Israel - 0.6%
Azrieli Group Ltd.	432	28,988
Bank Hapoalim BM	10,950	81,317
Bank Leumi Le-Israel BM	13,251	95,779
Check Point Software Technologies Ltd. (3)	1,150	132,951
CyberArk Software Ltd. (3)	218	27,869
Elbit Systems Ltd.	117	17,457
Israel Chemicals Ltd.	5,940	31,250
Israel Discount Bank Ltd., Class A	9,880	40,285
Mizrahi Tefahot Bank Ltd.	1,788	41,303
Nice Ltd. (3)	513	70,227
Teva Pharmaceutical Industries Ltd. ADR (3)	8,665	79,978
Wix.com Ltd. (3)	425	60,393
		707,797

Italy - 2.0%
Assicurazioni Generali SpA	10,948	206,124
Atlantia SpA	4,209	109,755
Davide Campari-Milano SpA	5,508	53,960
Enel SpA	72,788	507,751
Eni SpA	21,945	364,887
Ferrari NV	1,129	183,056
FinecoBank Banca Fineco SpA	2,330	25,992
Intesa Sanpaolo SpA	130,530	279,439
Leonardo SpA	3,780	47,955
Mediobanca Banca di Credito Finanziario SpA	4,282	44,155
Moncler SpA	1,356	58,120
Pirelli & C SpA (1)(5)	2,992	17,661
Poste Italiane SpA (5)	5,326	56,124
Prysmian SpA (1)	1,988	41,076
Recordati SpA	751	31,302
Snam SpA	21,569	107,302
Telecom Italia SpA (3)	103,232	56,360

12 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Telecom Italia SpA, PFC Shares	61,458	31,866
Terna Rete Elettrica Nazionale SpA	12,851	81,882
UniCredit SpA	16,810	206,911
		2,511,678

Japan - 23.5%
ABC-Mart, Inc.	336	21,913
Acom Co. Ltd.	4,068	14,680
Advantest Corp.	2,000	55,062
AEON Co. Ltd.	5,948	102,362
AEON Financial Service Co. Ltd.	1,135	18,319
AEON Mall Co. Ltd.	1,161	17,494
AGC, Inc.	1,656	57,367
Air Water, Inc.	1,519	26,079
Aisin Seiki Co. Ltd.	1,652	56,986
Ajinomoto Co., Inc.	4,199	72,847
Alfresa Holdings Corp.	1,916	47,385
Alps Alpine Co. Ltd.	1,919	32,499
Amada Holdings Co. Ltd.	2,469	27,908
ANA Holdings, Inc.	883	29,268
Aozora Bank Ltd.	906	21,784
Asahi Group Holdings Ltd. (1)	3,315	149,237
Asahi Intecc Co. Ltd.	1,600	39,551
Asahi Kasei Corp.	11,670	124,759
Astellas Pharma, Inc.	15,601	222,326
Bandai Namco Holdings, Inc.	1,737	84,287
Bank of Kyoto Ltd. (The)	618	23,960
Benesse Holdings, Inc.	678	15,823
Bridgestone Corp. (1)	5,584	220,283
Brother Industries Ltd.	1,905	36,083
Calbee, Inc.	818	22,092
Canon, Inc. (1)	9,000	263,547
Casio Computer Co. Ltd.	1,531	19,088
Central Japan Railway Co.	1,259	252,439
Chiba Bank Ltd. (The)	5,241	25,665
Chubu Electric Power Co., Inc.	5,569	78,230
Chugai Pharmaceutical Co. Ltd. (1)	1,982	129,807
Chugoku Electric Power Co., Inc. (The)	2,837	35,777
Coca-Cola Bottlers Japan Holdings, Inc. (1)	1,200	30,437
Concordia Financial Group Ltd.	9,831	36,691
Credit Saison Co. Ltd.	1,512	17,745
CyberAgent, Inc.	600	21,865
Dai Nippon Printing Co. Ltd.	2,105	44,957
Dai-ichi Life Holdings, Inc.	9,813	148,468
Daicel Corp.	2,854	25,435
Daifuku Co. Ltd.	900	50,835
Daiichi Sankyo Co. Ltd.	5,200	272,717
www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Daikin Industries Ltd.	2,273	297,624
Daito Trust Construction Co. Ltd.	616	78,559
Daiwa House Industry Co. Ltd.	5,132	149,961
Daiwa House REIT Investment Corp.	11	26,552
Daiwa Securities Group, Inc.	14,525	63,771
Denso Corp.	3,934	165,881
Dentsu, Inc. (1)	1,905	66,624
Disco Corp. (1)	200	33,003
East Japan Railway Co.	2,650	248,156
Eisai Co. Ltd.	2,251	127,578
Electric Power Development Co. Ltd.	1,493	33,975
FamilyMart UNY Holdings Co. Ltd.	2,532	60,450
FANUC Corp.	1,662	308,821
Fast Retailing Co. Ltd.	536	324,440
Fuji Electric Co. Ltd.	1,141	39,543
FUJIFILM Holdings Corp.	3,027	153,680
Fujitsu Ltd.	1,652	115,452
Fukuoka Financial Group, Inc.	1,577	28,880
GMO Payment Gateway, Inc.	400	27,643
Hakuhodo DY Holdings, Inc.	2,178	36,788
Hamamatsu Photonics KK	1,351	52,779
Hankyu Hanshin Holdings, Inc.	2,062	73,989
Hikari Tsushin, Inc.	219	47,844
Hino Motors Ltd.	2,636	22,248
Hirose Electric Co. Ltd.	342	38,269
Hisamitsu Pharmaceutical Co., Inc.	630	24,967
Hitachi Chemical Co. Ltd.	1,062	28,946
Hitachi Construction Machinery Co. Ltd.	1,096	28,673
Hitachi High-Technologies Corp.	702	36,089
Hitachi Ltd.	8,184	301,112
Hitachi Metals Ltd.	2,186	24,788
Honda Motor Co. Ltd.	13,901	359,463
Hoshizaki Corp.	316	23,564
HOYA Corp.	3,223	247,701
Hulic Co. Ltd. (1)	3,040	24,474
Idemitsu Kosan Co. Ltd.	1,684	50,933
IHI Corp.	1,298	31,379
Iida Group Holdings Co. Ltd.	1,500	24,285
INPEX Corp.	8,491	76,957
Isetan Mitsukoshi Holdings Ltd.	3,424	27,795
Isuzu Motors Ltd.	5,055	57,734
ITOCHU Corp.	11,548	221,225
Itochu Techno-Solutions Corp.	1,000	25,708
J Front Retailing Co. Ltd.	2,460	28,261
Japan Airlines Co. Ltd.	820	26,171
Japan Airport Terminal Co. Ltd.	400	17,108
Japan Exchange Group, Inc.	4,518	71,957

14 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Japan Post Bank Co. Ltd.	2,200	22,356
Japan Post Holdings Co. Ltd.	12,700	143,828
Japan Prime Realty Investment Corp.	8	34,672
Japan Real Estate Investment Corp.	10	60,868
Japan Retail Fund Investment Corp.	20	40,452
Japan Tobacco, Inc. (1)	9,934	218,982
JFE Holdings, Inc.	4,625	68,102
JGC Corp.	2,113	28,908
JSR Corp.	1,959	31,031
JTEKT Corp.	2,275	27,662
JXTG Holdings, Inc.	26,738	133,259
Kajima Corp.	3,581	49,255
Kakaku.com, Inc.	1,455	28,140
Kamigumi Co. Ltd.	1,188	28,172
Kaneka Corp.	570	21,491
Kansai Electric Power Co., Inc. (The)	6,078	69,674
Kansai Paint Co. Ltd.	1,523	32,007
Kao Corp. (1)	4,201	320,554
Kawasaki Heavy Industries Ltd.	1,447	34,126
KDDI Corp.	15,067	383,405
Keihan Holdings Co. Ltd.	838	36,562
Keikyu Corp.	2,389	41,193
Keio Corp.	979	64,519
Keisei Electric Railway Co. Ltd.	1,406	51,284
Keyence Corp.	840	518,047
Kikkoman Corp.	1,101	48,010
Kintetsu Group Holdings Co. Ltd.	1,546	74,119
Kirin Holdings Co. Ltd. (1)	7,326	158,187
Kobayashi Pharmaceutical Co. Ltd. (1)	400	28,698
Kobe Steel Ltd.	3,157	20,722
Koito Manufacturing Co. Ltd.	947	50,680
Komatsu Ltd.	8,246	200,195
Konami Holdings Corp.	951	44,734
Konica Minolta, Inc.	4,612	44,937
Kose Corp.	308	51,985
Kubota Corp.	9,011	150,542
Kuraray Co. Ltd.	2,718	32,559
Kurita Water Industries Ltd.	1,032	25,712
Kyocera Corp.	2,948	193,164
Kyowa Hakko Kirin Co. Ltd. (1)	2,644	47,707
Kyushu Electric Power Co., Inc.	3,051	29,974
Kyushu Railway Co.	900	26,255
Lawson, Inc.	500	24,021
LINE Corp. (3)	439	12,347
Lion Corp.	1,722	32,124
LIXIL Group Corp.	2,113	33,519
M3, Inc.	3,958	72,633

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Makita Corp.	1,948	66,510
Marubeni Corp.	14,833	98,458
Marui Group Co. Ltd.	1,130	23,044
Maruichi Steel Tube Ltd.	575	16,002
Mazda Motor Corp.	4,510	46,685
McDonald’s Holdings Co. (Japan), Ltd. (1)	677	29,869
Mebuki Financial Group, Inc.	9,500	24,825
Medipal Holdings Corp.	1,745	38,597
MEIJI Holdings Co. Ltd.	967	69,141
Mercari, Inc. (1)(3)	1,000	26,639
MINEBEA MITSUMI, Inc.	3,459	58,933
MISUMI Group, Inc.	2,280	57,472
Mitsubishi Chemical Holdings Corp.	11,222	78,569
Mitsubishi Corp.	11,890	314,198
Mitsubishi Electric Corp.	16,660	220,247
Mitsubishi Estate Co. Ltd.	10,768	200,688
Mitsubishi Gas Chemical Co., Inc.	1,148	15,355
Mitsubishi Heavy Industries Ltd.	2,944	128,394
Mitsubishi Materials Corp.	1,000	28,489
Mitsubishi Motors Corp.	3,200	15,370
Mitsubishi Tanabe Pharma Corp.	1,789	19,909
Mitsubishi UFJ Financial Group, Inc.	106,276	506,190
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,566	24,263
Mitsui & Co. Ltd.	13,675	223,216
Mitsui Chemicals, Inc.	1,475	36,646
Mitsui Fudosan Co. Ltd.	7,831	190,326
Mitsui OSK Lines Ltd.	1,100	26,414
Mizuho Financial Group, Inc.	208,814	303,642
MonotaRO Co. Ltd.	600	14,698
MS&AD Insurance Group Holdings, Inc.	4,228	134,393
Murata Manufacturing Co. Ltd.	4,914	221,232
Nabtesco Corp. (1)	1,148	32,072
Nagoya Railroad Co. Ltd.	1,275	35,310
NEC Corp.	1,755	69,254
Nexon Co. Ltd. (3)	3,550	51,864
NGK Insulators Ltd.	1,971	28,824
NGK Spark Plug Co. Ltd.	1,223	23,009
NH Foods Ltd.	883	37,858
Nidec Corp.	2,014	276,593
Nikon Corp.	2,874	40,867
Nintendo Co. Ltd.	1,021	374,603
Nippon Building Fund, Inc.	12	82,195
Nippon Electric Glass Co. Ltd.	900	22,875
Nippon Express Co. Ltd.	576	30,701
Nippon Paint Holdings Co. Ltd. (1)	1,458	56,761
Nippon Prologis REIT, Inc.	10	23,099
Nippon Steel Corp.	6,675	114,877

16 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nippon Telegraph & Telephone Corp.	5,902	274,972
Nippon Yusen KK	1,300	20,923
Nissan Chemical Corp.	1,247	56,337
Nissan Motor Co. Ltd.	20,743	148,571
Nisshin Seifun Group, Inc.	1,417	32,363
Nissin Foods Holdings Co. Ltd.	498	32,122
Nitori Holdings Co. Ltd.	716	95,015
Nitto Denko Corp.	1,470	72,760
Nomura Holdings, Inc.	31,557	111,717
Nomura Real Estate Holdings, Inc.	1,270	27,355
Nomura Real Estate Master Fund, Inc.	29	44,598
Nomura Research Institute Ltd.	3,000	48,244
NSK Ltd.	3,396	30,355
NTT Data Corp.	4,230	56,479
NTT DoCoMo, Inc.	11,724	273,543
Obayashi Corp.	5,320	52,555
Obic Co. Ltd.	660	75,006
Odakyu Electric Railway Co. Ltd.	2,305	56,485
Oji Holdings Corp.	8,273	47,922
Olympus Corp.	10,276	114,360
Omron Corp.	1,663	87,218
Ono Pharmaceutical Co. Ltd.	3,505	63,019
Oracle Corp. Japan	389	28,481
Oriental Land Co. Ltd.	1,624	201,470
ORIX Corp.	12,002	179,369
Osaka Gas Co. Ltd.	3,123	54,502
Otsuka Corp.	1,064	42,908
Otsuka Holdings Co. Ltd. (1)	3,552	116,068
Pan Pacific International Holdings Corp.	909	57,794
Panasonic Corp.	19,947	166,620
Park24 Co. Ltd.	1,041	24,305
PeptiDream, Inc. (3)	1,000	51,362
Persol Holdings Co. Ltd.	1,200	28,291
Pigeon Corp.	900	36,293
Pola Orbis Holdings, Inc.	932	26,117
Rakuten, Inc.	8,000	95,641
Recruit Holdings Co. Ltd.	10,757	360,165
Renesas Electronics Corp. (3)	8,600	42,783
Resona Holdings, Inc.	19,311	80,557
Ricoh Co. Ltd.	5,835	58,374
Rinnai Corp.	346	22,041
Rohm Co. Ltd.	907	61,110
Ryohin Keikaku Co. Ltd.	243	44,028
Sankyo Co. Ltd.	600	21,755
Santen Pharmaceutical Co. Ltd.	2,900	48,213
SBI Holdings, Inc.	1,575	39,120
Secom Co. Ltd.	1,648	142,008

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sega Sammy Holdings, Inc.	1,500	18,262
Seibu Holdings, Inc.	1,400	23,371
Seiko Epson Corp.	2,252	35,681
Sekisui Chemical Co. Ltd.	3,264	49,147
Sekisui House Ltd.	5,950	98,036
Seven & I Holdings Co. Ltd.	6,226	210,945
Seven Bank Ltd.	6,071	15,910
SG Holdings Co. Ltd.	1,400	39,808
Sharp Corp.	1,524	16,811
Shimadzu Corp.	2,014	49,581
Shimamura Co. Ltd.	225	16,845
Shimano, Inc. (1)	650	96,857
Shimizu Corp.	5,627	46,851
Shin-Etsu Chemical Co. Ltd.	3,285	307,351
Shinsei Bank Ltd.	1,822	28,355
Shionogi & Co. Ltd.	2,421	139,892
Shiseido Co. Ltd.	3,374	255,198
Shizuoka Bank Ltd. (The)	3,925	28,985
Showa Denko KK (1)	1,300	38,471
SMC Corp.	479	179,565
SoftBank Corp. (1)	15,200	197,461
SoftBank Group Corp.	14,584	702,443
Sohgo Security Services Co. Ltd.	728	33,650
Sompo Holdings, Inc.	2,899	112,138
Sony Corp.	11,280	592,763
Sony Financial Holdings, Inc.	1,774	42,692
Stanley Electric Co. Ltd.	1,134	27,961
Subaru Corp.	5,128	124,852
Sumco Corp. (1)	3,000	35,760
Sumitomo Chemical Co. Ltd.	13,034	60,691
Sumitomo Corp.	10,225	155,298
Sumitomo Dainippon Pharma Co. Ltd.	1,622	30,879
Sumitomo Electric Industries Ltd.	6,690	88,058
Sumitomo Heavy Industries Ltd.	1,127	38,935
Sumitomo Metal Mining Co. Ltd.	2,120	63,550
Sumitomo Mitsui Financial Group, Inc.	11,497	407,519
Sumitomo Mitsui Trust Holdings, Inc.	2,582	93,808
Sumitomo Realty & Development Co. Ltd.	3,168	113,334
Sumitomo Rubber Industries Ltd. (1)	1,700	19,690
Sundrug Co. Ltd.	700	18,984
Suntory Beverage & Food Ltd. (1)	1,117	48,569
Suzuken Co. Ltd.	500	29,382
Suzuki Motor Corp.	2,978	140,103
Sysmex Corp.	1,393	91,130
T&D Holdings, Inc.	5,006	54,483
Taiheiyo Cement Corp.	1,231	37,374
Taisei Corp.	1,849	67,353

18 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Taisho Pharmaceutical Holdings Co. Ltd.	167	12,863
Taiyo Nippon Sanso Corp.	1,324	28,189
Takeda Pharmaceutical Co. Ltd.	12,624	449,071
TDK Corp.	1,255	97,757
Teijin Ltd.	1,307	22,330
Terumo Corp.	5,318	158,867
THK Co. Ltd. (1)	1,228	29,538
Tobu Railway Co. Ltd.	1,273	37,152
Toho Co. Ltd.	1,156	49,250
Toho Gas Co. Ltd.	772	28,465
Tohoku Electric Power Co., Inc.	3,514	35,558
Tokio Marine Holdings, Inc.	5,600	280,982
Tokyo Century Corp.	500	21,159
Tokyo Electric Power Co. Holdings, Inc. (3)	11,600	60,588
Tokyo Electron Ltd.	1,379	193,826
Tokyo Gas Co. Ltd.	3,362	79,249
Tokyu Corp.	4,384	77,837
Tokyu Fudosan Holdings Corp.	5,227	28,927
Toppan Printing Co. Ltd.	2,674	40,662
Toray Industries, Inc.	11,862	90,121
Toshiba Corp.	5,374	167,533
Tosoh Corp.	1,600	22,568
TOTO Ltd.	1,143	45,265
Toyo Seikan Group Holdings Ltd.	1,665	33,105
Toyo Suisan Kaisha Ltd.	904	37,262
Toyoda Gosei Co. Ltd.	662	12,938
Toyota Industries Corp.	1,361	75,063
Toyota Motor Corp.	19,930	1,236,932
Toyota Tsusho Corp.	1,765	53,615
Trend Micro, Inc.	1,144	51,118
Tsuruha Holdings, Inc.	372	34,500
Unicharm Corp.	3,314	99,912
United Urban Investment Corp.	22	36,875
USS Co. Ltd.	2,235	44,152
Welcia Holdings Co. Ltd.	800	32,639
West Japan Railway Co.	1,478	119,623
Yahoo Japan Corp.	23,517	69,176
Yakult Honsha Co. Ltd.	896	52,881
Yamada Denki Co. Ltd.	6,405	28,346
Yamaha Corp.	1,409	67,065
Yamaha Motor Co. Ltd. (1)	2,354	41,957
Yamato Holdings Co. Ltd.	2,964	60,417
Yamazaki Baking Co. Ltd.	1,347	20,395
Yaskawa Electric Corp.	2,183	74,652

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Yokogawa Electric Corp.	2,328	45,821
Yokohama Rubber Co. Ltd. (The) (1)	1,123	20,676
ZOZO, Inc.	1,807	33,912
		29,243,271

Luxembourg - 0.3%
ArcelorMittal	5,939	106,237
Aroundtown SA	6,058	49,980
Eurofins Scientific SE (1)	110	48,539
Millicom International Cellular SA SDR	674	37,940
SES SA FDR	3,178	49,629
Tenaris SA	4,814	63,139
		355,464

Netherlands - 6.4%
ABN AMRO Bank NV (5)	3,966	84,862
Adyen NV (3)(5)	94	72,510
Aegon NV	16,563	82,276
AerCap Holdings NV (3)	1,338	69,589
Airbus SE	5,180	733,082
Akzo Nobel NV	2,042	191,887
ASML Holding NV	3,712	772,430
CNH Industrial NV	9,151	94,010
EXOR NV	898	62,913
Fiat Chrysler Automobiles NV	9,199	127,668
Heineken Holding NV	1,027	107,573
Heineken NV	2,375	264,699
ING Groep NV	33,790	391,415
Koninklijke Ahold Delhaize NV	10,626	238,550
Koninklijke DSM NV	1,668	205,805
Koninklijke KPN NV	27,289	83,799
Koninklijke Philips NV	7,848	341,199
Koninklijke Vopak NV	716	32,972
NN Group NV	2,795	112,356
NXP Semiconductors NV	2,468	240,902
QIAGEN NV (3)	2,172	88,382
Randstad NV	975	53,511
Royal Dutch Shell plc, Class A	39,431	1,286,932
Royal Dutch Shell plc, Class B	32,633	1,069,275
STMicroelectronics NV	5,943	105,405
Unilever NV	13,268	806,139
Wolters Kluwer NV	2,422	176,204
		7,896,345

New Zealand - 0.2%
a2 Milk Co., Ltd. (3)	4,977	49,198
Auckland International Airport Ltd.	7,512	49,731

20 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fisher & Paykel Healthcare Corp. Ltd.	5,320	55,341
Fletcher Building Ltd.	7,060	23,005
Meridian Energy Ltd.	13,065	41,745
Ryman Healthcare Ltd.	3,823	30,194
Spark New Zealand Ltd.	18,656	50,192
		299,406

Norway - 0.6%
Aker BP ASA	1,331	38,388
DNB ASA	8,213	153,038
Equinor ASA	8,202	162,706
Gjensidige Forsikring ASA	2,039	41,096
Marine Harvest ASA (1)	3,437	80,422
Norsk Hydro ASA	12,075	43,250
Orkla ASA	6,708	59,533
Schibsted ASA, Class B	908	23,693
Telenor ASA	5,788	122,973
Yara International ASA	1,585	77,000
		802,099

Portugal - 0.2%
EDP - Energias de Portugal SA	23,611	89,732
Galp Energia SGPS SA	5,073	78,019
Jeronimo Martins SGPS SA	1,795	28,934
		196,685

Russia - 0.0% (4)
Evraz plc	3,425	29,001

Singapore - 1.4%
Ascendas Real Estate Investment Trust	19,131	44,144
CapitaLand Commercial Trust	21,099	33,858
CapitaLand Ltd.	17,948	46,866
CapitaLand Mall Trust	25,281	49,166
City Developments Ltd.	4,171	29,218
ComfortDelGro Corp. Ltd.	21,978	43,222
DBS Group Holdings Ltd.	16,148	310,204
Genting Singapore Ltd.	48,954	33,306
Golden Agri-Resources Ltd.	123,300	26,472
Jardine Cycle & Carriage Ltd.	1,007	26,985
Keppel Corp. Ltd.	9,728	47,934
Oversea-Chinese Banking Corp. Ltd.	28,436	239,863
SATS Ltd.	6,826	26,337
SembCorp Industries Ltd.	12,300	21,923
Singapore Airlines Ltd.	3,300	22,613
Singapore Exchange Ltd.	5,000	29,293
Singapore Press Holdings Ltd.	7,319	13,201

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Singapore Technologies Engineering Ltd.	10,618	32,521
Singapore Telecommunications Ltd.	76,291	197,465
Suntec Real Estate Investment Trust	24,465	35,098
United Overseas Bank Ltd.	12,114	234,189
UOL Group Ltd.	4,870	27,204
Venture Corp. Ltd.	2,000	24,147
Wilmar International Ltd.	20,300	55,570
Yangzijiang Shipbuilding Holdings Ltd.	20,000	22,659
		1,673,458

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	1,985	79,418
Aena SME SA (5)	615	121,895
Amadeus IT Group SA, Class A (1)	3,966	314,288
Banco Bilbao Vizcaya Argentaria SA	59,631	332,603
Banco de Sabadell SA	46,278	47,969
Banco Santander SA	139,594	646,970
Bankia SA	11,742	27,735
Bankinter SA	5,419	37,353
CaixaBank SA	33,360	95,677
Cellnex Telecom SA (5)	1,073	39,694
Enagas SA	2,312	61,699
Endesa SA (1)	3,009	77,393
Ferrovial SA	4,491	114,963
Grifols SA	2,499	73,954
Iberdrola SA	53,579	533,442
Industria de Diseno Textil SA	9,800	294,855
Mapfre SA	10,989	32,135
Naturgy Energy Group SA	2,975	81,987
Red Electrica Corp. SA	4,173	86,916
Repsol SA	11,465	179,918
Siemens Gamesa Renewable Energy SA	1,846	30,682
Telefonica SA	39,336	323,472
		3,635,018

Sweden - 2.5%
Alfa Laval AB	2,793	61,034
Assa Abloy AB, Class B	8,723	196,814
Atlas Copco AB, Class A	5,827	186,730
Atlas Copco AB, Class B	3,558	102,294
Boliden AB	2,356	60,370
Electrolux AB, Series B	1,958	50,190
Epiroc AB, Class A	5,827	60,713
Epiroc AB, Class B	3,558	35,293
Essity AB, Class B	4,895	150,587
Hennes & Mauritz AB, Class B (1)	7,113	126,370
Hexagon AB, Class B	2,400	133,449

22 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Husqvarna AB, Class B (1)	4,245	39,753
ICA Gruppen AB (1)	820	35,260
Industrivarden AB, Class C	1,673	37,122
Investor AB, Class B	4,143	199,233
Kinnevik AB, Class B	1,988	51,747
L E Lundbergforetagen AB, Class B	510	19,114
Lundin Petroleum AB (1)	1,724	53,714
Sandvik AB	9,185	168,784
Securitas AB, Class B	3,192	56,028
Skandinaviska Enskilda Banken AB, Class A	15,591	144,356
Skanska AB, Class B	2,734	49,401
SKF AB, Class B	3,325	61,211
Svenska Handelsbanken AB, Class A	12,961	127,908
Swedbank AB, Class A	7,827	117,830
Swedish Match AB	1,590	67,222
Tele2 AB, Class B	3,663	53,499
Telefonaktiebolaget LM Ericsson, Class B	27,017	256,438
Telia Co. AB	25,833	114,526
Volvo AB, Class B	14,184	225,379
		3,042,369

Switzerland - 9.5%
ABB Ltd.	15,488	310,506
Adecco Group AG	1,418	85,218
Alcon, Inc. (3)	3,771	232,858
Baloise Holding AG	415	73,499
Barry Callebaut AG	22	44,155
Chocoladefabriken Lindt & Sprungli AG	1	81,348
Chocoladefabriken Lindt & Sprungli AG PC	10	72,798
Cie Financiere Richemont SA	4,675	397,265
Clariant AG	1,110	22,583
Coca-Cola HBC AG	1,844	69,657
Credit Suisse Group AG	21,448	256,715
Dufry AG (1)	383	32,457
EMS-Chemie Holding AG	52	33,756
Geberit AG	344	160,795
Givaudan SA	78	220,313
Glencore plc	99,586	344,659
Julius Baer Group Ltd.	2,030	90,445
Kuehne & Nagel International AG	489	72,635
LafargeHolcim Ltd.	4,164	203,605
Lonza Group AG	693	233,952
Nestle SA	26,867	2,781,331
Novartis AG	19,201	1,752,893
Pargesa Holding SA	354	27,302
Partners Group Holding AG	156	122,682
Roche Holding AG PC	6,146	1,728,179

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Schindler Holding AG	114	24,922
Schindler Holding AG PC	303	67,538
SGS SA	49	124,894
Sika AG	1,200	205,011
Sonova Holding AG	543	123,586
Straumann Holding AG	95	83,950
Swatch Group AG (The)	505	27,367
Swatch Group AG (The), Bearer Shares	228	65,359
Swiss Life Holding AG	289	143,282
Swiss Prime Site AG	646	56,419
Swiss Re AG	2,810	285,545
Swisscom AG (1)	201	100,960
Temenos AG	579	103,672
UBS Group AG	34,696	412,370
Vifor Pharma AG	390	56,370
Zurich Insurance Group AG	1,356	471,819
		11,804,670

United Kingdom - 14.1%
3i Group plc	8,757	123,893
Admiral Group plc	1,608	45,090
Anglo American plc	9,647	275,599
Antofagasta plc	4,020	47,485
Ashtead Group plc	4,542	130,134
Associated British Foods plc	3,229	101,085
AstraZeneca plc	11,049	903,274
Auto Trader Group plc (5)	8,362	58,239
Aviva plc	36,279	192,154
BAE Systems plc	28,922	181,771
Barclays plc	148,320	282,112
Barratt Developments plc	8,797	64,016
Berkeley Group Holdings plc	1,068	50,616
BHP Group plc	18,083	462,461
BP plc	175,243	1,220,876
British American Tobacco plc	19,976	697,480
British Land Co. plc (The)	8,346	57,120
BT Group plc	72,149	180,396
Bunzl plc	2,897	76,440
Burberry Group plc	3,124	74,046
Carnival plc	1,546	68,037
Centrica plc	43,792	48,818
Coca-Cola European Partners plc (3)(6)	369	20,849
Coca-Cola European Partners plc (3)(6)	1,736	96,579
Compass Group plc	14,287	342,484
Croda International plc	1,162	75,584
Diageo plc	21,484	924,676
Direct Line Insurance Group plc	11,922	50,255

24 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
easyJet plc	1,619	19,602
Ferguson plc	1,860	132,413
Fresnillo plc	2,253	24,936
G4S plc	12,759	33,756
GlaxoSmithKline plc	43,689	875,738
GVC Holdings plc	4,677	38,770
Halma plc	2,850	73,195
Hargreaves Lansdown plc	2,659	64,968
HSBC Holdings plc	174,991	1,460,520
Imperial Brands plc	8,611	202,058
Informa plc	11,094	117,650
InterContinental Hotels Group plc	1,531	100,694
Intertek Group plc	1,422	99,412
Investec plc	6,644	43,190
ITV plc	34,182	46,879
J Sainsbury plc	11,121	27,636
John Wood Group plc	4,732	27,247
Johnson Matthey plc	1,639	69,293
Kingfisher plc	19,212	52,366
Land Securities Group plc	6,865	72,719
Legal & General Group plc	55,845	191,326
Lloyds Banking Group plc	630,386	452,755
London Stock Exchange Group plc	2,871	200,064
Marks & Spencer Group plc	9,644	25,785
Meggitt plc	7,904	52,660
Melrose Industries plc	47,636	109,504
Merlin Entertainments plc (5)	7,236	41,362
Micro Focus International plc	3,164	83,213
Mondi plc	3,206	72,969
National Grid plc	30,956	329,213
Next plc	1,210	84,733
NMC Health plc (1)	541	16,552
Ocado Group plc (3)	4,198	62,231
Pearson plc	7,041	73,255
Persimmon plc	2,734	69,457
Prudential plc	22,322	487,311
Reckitt Benckiser Group plc	6,333	500,020
RELX plc (6)	9,036	219,163
RELX plc (6)	7,771	187,965
Rentokil Initial plc	15,508	78,295
Rio Tinto plc	10,300	637,498
Rolls-Royce Holdings plc	15,214	162,530
Royal Bank of Scotland Group plc	43,321	120,827
RSA Insurance Group plc	8,671	63,546
Sage Group plc (The)	9,664	98,559
Schroders plc	934	36,233
Segro plc	8,386	77,860

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 25

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Severn Trent plc	2,400	62,435
Smith & Nephew plc	7,814	169,678
Smiths Group plc	3,491	69,457
Spirax-Sarco Engineering plc	587	68,526
SSE plc	9,191	131,002
St James’s Place plc	4,702	65,651
Standard Chartered plc	24,032	218,015
Standard Life Aberdeen plc	21,252	79,516
Taylor Wimpey plc	27,593	55,369
Tesco plc	84,614	243,914
Unilever plc	10,028	622,491
United Utilities Group plc	6,144	61,157
Vodafone Group plc	239,405	392,399
Weir Group plc (The)	2,420	47,617
Whitbread plc	1,607	94,552
WM Morrison Supermarkets plc	18,613	47,643
WPP plc	11,769	148,248
		17,547,167

Total Common Stocks (Cost $93,905,109)		123,128,012

RIGHTS - 0.0% (4)

Spain - 0.0% (4)
ACS Actividades de Construccion y Servicios SA, Exp. 7/11/19 (3)	1,985	3,115
Repsol SA, Exp. 7/9/19 (3)	11,465	6,359
		9,474

Total Rights (Cost $9,760)		9,474

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	2,907,726	2,907,726

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,907,726)		2,907,726

TOTAL INVESTMENTS (Cost $96,822,595) - 101.3%		126,045,212
Other assets and liabilities, net - (1.3%)		(1,606,942)
NET ASSETS - 100.0%		124,438,270

26 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $3,985,150.
(2) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(3) Non-income producing security.
(4) Amount is less than 0.05%.
(5) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,088,918, which represents 0.9% of the net assets of the Fund as of June 30, 2019.

(6) Securities are traded on separate exchanges for the same entity.
At June 30, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Financials	18.9%
Industrials	14.8%
Consumer Staples	11.7%
Consumer Discretionary	11.2%
Health Care	11.1%
Materials	7.4%
Information Technology	6.7%
Energy	5.4%
Communication Services	5.4%
Utilities	3.8%
Real Estate	3.6%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
CDI:	CHESS Depositary Interest
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipt
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 27

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $96,822,595) - including $3,985,150 of securities on loan	$126,045,212
Cash	507,565
Cash denominated in foreign currency, at value (cost $283,414)	283,473
Receivable for investments sold	1,372
Receivable for capital shares sold	104,855
Dividends receivable	218,853
Securities lending income receivable	6,778
Tax reclaims receivable	305,180
Receivable from affiliate	21,422
Directors’ deferred compensation plan	21,736
Other assets	5,600
Total assets	127,522,046

LIABILITIES
Payable for investments purchased	20,702
Payable for capital shares redeemed	11,165
Deposits for securities loaned	2,907,726
Payable to affiliates:
Investment advisory fee	29,925
Administrative fee	11,970
Distribution and service fees	1,707
Sub-transfer agency fee	57
Directors’ deferred compensation plan	21,736
Accrued expenses	78,788
Total liabilities	3,083,776
NET ASSETS	$124,438,270

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$95,061,978
Distributable earnings	29,376,292
Total	$124,438,270

NET ASSET VALUE PER SHARE
Class I (based on net assets of $113,210,468 and 1,303,982 shares outstanding)	$86.82
Class F (based on net assets of $11,227,802 and 129,164 shares outstanding)	$86.93
See notes to financial statements.

28 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $276,238)	$2,728,248
Interest income	1,537
Securities lending income, net	21,071
Total investment income	2,750,856

EXPENSES
Investment advisory fee	177,361
Administrative fee	70,944
Distribution and service fees:
Class F	9,037
Directors’ fees and expenses	3,837
Custodian fees	46,246
Transfer agency fees and expenses	9,966
Accounting fees	22,918
Professional fees	19,482
Reports to shareholders	17,879
Licensing fees	28,176
Miscellaneous	22,221
Total expenses	428,067
Waiver and/or reimbursement of expenses by affiliate	(130,754)
Reimbursement of expenses-other	(1,611)
Net expenses	295,702
Net investment income	2,455,154

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	39,930
Foreign currency transactions	3,969
43,899

Net change in unrealized appreciation (depreciation) on:
Investment securities	12,594,787
Foreign currency	1,049
12,595,836

Net realized and unrealized gain	12,639,735

Net increase in net assets resulting from operations	$15,094,889
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 29

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$2,455,154	$3,507,120
Net realized gain (loss)	43,899	(1,133,794)
Net change in unrealized appreciation (depreciation)	12,595,836	(19,786,341)
Net increase (decrease) in net assets resulting from operations	15,094,889	(17,413,015)

Distributions to shareholders:
Class I shares	—	(3,852,123)
Class F shares	—	(275,444)
Total distributions to shareholders	—	(4,127,567)

Capital share transactions:
Class I shares	(3,954,523)	(17,855,847)
Class F shares	2,485,793	1,900,879
Net decrease in net assets from capital share transactions	(1,468,730)	(15,954,968)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,626,159	(37,495,550)

NET ASSETS
Beginning of period	110,812,111	148,307,661
End of period	$124,438,270	$110,812,111
See notes to financial statements.

30 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS I SHARES			2018		2017	2016	2015	2014
Net asset value, beginning	$76.31		$91.21		$74.93	$76.87	$78.33	$85.97
Income from investment operations:
Net investment income (1)	1.72		2.36		2.11	1.88	1.63	2.24
Net realized and unrealized gain (loss)	8.79		(14.36)		16.39	(1.54)	(2.88)	(7.75)
Total from investment operations	10.51		(12.00)		18.50	0.34	(1.25)	(5.51)
Distributions from:
Net investment income	—		(2.90)		(2.22)	(2.28)	(0.21)	(2.13)
Total distributions	—		(2.90)		(2.22)	(2.28)	(0.21)	(2.13)
Total increase (decrease) in net asset value	10.51		(14.90)		16.28	(1.94)	(1.46)	(7.64)
Net asset value, ending	$86.82		$76.31		$91.21	$74.93	$76.87	$78.33
Total return (2)	13.77%	(3)	(13.58%)		24.76%	0.46%	(1.61%)	(6.44%)
Ratios to average net assets: (4)
Total expenses	0.71%	(5)	0.69%	(6)	0.68%	0.98%	0.95%	0.98%
Net expenses	0.48%	(5)	0.49%	(6)	0.48%	0.97%	0.95%	0.98%
Net investment income	4.16%	(5)	2.67%		2.49%	2.50%	2.01%	2.63%
Portfolio turnover	5%	(3)	6%		3%	22%	10%	28%
Net assets, ending (in thousands)	$113,210		$103,168		$141,082	$124,685	$154,811	$170,425

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) Includes interest expense of 0.01%.
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 31

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS F SHARES			2018		2017	2016	2015	2014
Net asset value, beginning	$76.49		$91.65		$75.47	$77.45	$78.93	$86.41
Income from investment operations:
Net investment income (1)	1.63		2.09		1.87	1.60	1.44	2.03
Net realized and unrealized gain (loss)	8.81		(14.35)		16.53	(1.43)	(2.90)	(7.74)
Total from investment operations	10.44		(12.26)		18.40	0.17	(1.46)	(5.71)
Distributions from:
Net investment income	—		(2.90)		(2.22)	(2.15)	(0.02)	(1.77)
Total distributions	—		(2.90)		(2.22)	(2.15)	(0.02)	(1.77)
Total increase (decrease) in net asset value	10.44		(15.16)		16.18	(1.98)	(1.48)	(7.48)
Net asset value, ending	$86.93		$76.49		$91.65	$75.47	$77.45	$78.93
Total return (2)	13.65%	(3)	(13.80%)		24.44%	0.24%	(1.84%)	(6.62%)
Ratios to average net assets: (4)
Total expenses	0.91%	(5)	0.89%	(6)	0.91%	1.26%	1.24%	1.32%
Net expenses	0.71%	(5)	0.74%	(6)	0.73%	1.19%	1.19%	1.19%
Net investment income	3.94%	(5)	2.37%		2.18%	2.11%	1.75%	2.37%
Portfolio turnover	5%	(3)	6%		3%	22%	10%	28%
Net assets, ending (in thousands)	$11,228		$7,645		$7,226	$4,486	$3,906	$3,926

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) Includes interest expense of 0.01%.
See notes to financial statements.

32 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the

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appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
China	$46,605	$—		$—	$46,605
Hong Kong	42,137	4,845,411		—	4,887,548
Israel	301,191	406,606		—	707,797
Netherlands	310,491	7,585,854		—	7,896,345
Switzerland	232,858	11,571,812		—	11,804,670
United Kingdom	20,849	17,526,318		—	17,547,167
Other Countries(2)	—	80,237,880		—	80,237,880
Total Common Stocks	$954,131	$122,173,881	(3)	$—	$123,128,012
Rights	9,474	—		—	9,474
Short Term Investment of Cash Collateral for Securities Loaned	2,907,726	—		—	2,907,726
Total Investments	$3,871,331	$122,173,881		$—	$126,045,212

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $177,361.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% (0.73% prior to May 1, 2019) for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $130,754.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $70,944.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $9,037 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $219 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000 and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees

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are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $1,611, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, expenses incurred under the Servicing Plan amounted to $8,075 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,054,087 and $5,669,190, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $2,815,952 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $2,815,952 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,595,179
Gross unrealized appreciation	$34,972,298
Gross unrealized depreciation	(8,522,265)
Net unrealized appreciation (depreciation)	$26,450,033
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan was $3,985,150 and the total value of collateral received was $4,191,754, comprised of cash of $2,907,726 and U.S. Government and/or agencies securities of $1,284,028.

36 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,191,754	$—	$—	$—	$4,191,754
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at June 30, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	46,911	$3,899,417	114,272	$10,056,808
Reinvestment of distributions	—	—	43,749	3,852,123
Shares redeemed	(94,860)	(7,853,940)	(352,849)	(31,764,778)
Net decrease	(47,949)	($3,954,523)	(194,828)	($17,855,847)

Class F
Shares sold	34,352	$2,915,221	36,805	$3,296,228
Reinvestment of distributions	—	—	3,119	275,444
Shares redeemed	(5,126)	(429,428)	(18,831)	(1,670,793)
Net increase	29,226	$2,485,793	21,093	$1,900,879

At June 30, 2019, separate accounts of an insurance company owned 71.1% of the value of the outstanding shares of the Fund.
NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP EAFE International Index Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-year period ended September 30, 2018, underperformed the median of the Fund’s peer universe for the three- and five-year periods ended September 30, 2018, and underperformed the index the Fund is designed to track for the one-, three- and five-year periods ended September 30, 2018. The Board took into account the impact of the Fund’s fees and expenses on the Fund’s relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

40 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 41

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

42 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24228 6.30.2019

Calvert VP Volatility Managed Moderate Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
16	Board of Directors’ Contract Approval
19	Officers and Directors
20	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenck, CFA, FRM and Maria Schiopu, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	10.37%	5.38%	4.54%	4.91%

S&P 500 Daily Risk Control 7.5% Index	—	—	7.33%	3.64%	6.21%	7.30%
Moderate Portfolio Blended Benchmark	—	—	11.56	7.90	5.66	6.39

% Total Annual Operating Expense Ratios[3]						Class F
Gross						0.97%
Net						0.91

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity Funds	51.5%
Fixed-Income Funds	48.5%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
S&P 500 Daily Risk Control 7.5% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 7.5%. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Moderate Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 48% Bloomberg Barclays U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective May 1, 2019, the Fund is managed by Kevin L. Keene, Adam Schenck and Maria Schiopu.

www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$1,103.70	$4.33**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.68	$4.16**	0.83%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

**Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.7%
Equity Exchange-Traded Funds - 48.7%
Financial Select Sector SPDR Fund (1)	80,000	2,208,000
iShares Core S&P Mid-Cap ETF	22,000	4,273,720
iShares Russell 2000 ETF (1)	20,000	3,110,000
iShares S&P 500 Growth ETF (1)	25,000	4,481,000
iShares S&P 500 Value ETF	31,000	3,613,670
iShares S&P Mid-Cap 400 Value ETF	5,000	797,350
Technology Select Sector SPDR Fund (1)	15,000	1,170,600
Vanguard FTSE Developed Markets ETF (1)	239,000	9,968,690
Vanguard FTSE Emerging Markets ETF	31,000	1,318,430
Vanguard REIT ETF (1)	22,000	1,922,800
Vanguard S&P 500 ETF	77,000	20,724,550
		53,588,810

Fixed-Income Exchange-Traded Funds - 46.0%
iShares Core U.S. Aggregate Bond ETF	227,000	25,276,450
Vanguard Total Bond Market ETF	304,000	25,253,280
		50,529,730

Total Exchange-Traded Funds (Cost $91,487,012)		104,118,540

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	4,476,462	4,476,462

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $4,476,462)		4,476,462

TOTAL INVESTMENTS (Cost $95,963,474) - 98.8%		108,595,002
Other assets and liabilities, net - 1.2%		1,338,872
NET ASSETS - 100.0%		109,933,874

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $19,456,408.

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FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	13	9/20/19	$1,018,615	$18,093
E-mini S&P 500 Index	29	9/20/19	4,269,090	66,243
E-mini S&P MidCap 400 Index	4	9/20/19	780,000	13,457
MSCI EAFE Index	18	9/20/19	1,730,970	50,567
Total Long				$148,360
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $95,963,474) - including $19,456,408 of securities on loan	$108,595,002
Receivable for variation margin on open futures contracts	48,336
Cash	5,430,108
Receivable for investments sold	82,938
Dividends receivable	124,917
Securities lending income receivable	2,004
Receivable from affiliate	3,650
Deposits at broker for futures contracts	343,850
Directors’ deferred compensation plan	19,340
Other assets	4,910
Total assets	114,655,055

LIABILITIES
Payable for capital shares redeemed	114,357
Deposits for securities loaned	4,476,462
Payable to affiliates:
Investment advisory fee	37,567
Administrative fee	10,734
Distribution and service fees	22,362
Sub-transfer agency fee	81
Directors’ deferred compensation plan	19,340
Accrued expenses	40,278
Total liabilities	4,721,181
NET ASSETS	$109,933,874

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$94,230,122
Distributable earnings	15,703,752
Total	$109,933,874

NET ASSET VALUE PER SHARE
Class F (based on net assets of $109,933,874 and 6,041,605 shares outstanding)	$18.20
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income	$1,180,141
Interest income	41,689
Securities lending income, net	9,157
Total investment income	1,230,987

EXPENSES
Investment advisory fee	224,019
Administrative fee	64,005
Distribution and service fees	133,345
Directors’ fees and expenses	3,461
Custodian fees	19,292
Transfer agency fees and expenses	950
Accounting fees	11,836
Professional fees	14,563
Reports to shareholders	8,654
Miscellaneous	4,625
Total expenses	484,750
Waiver and/or reimbursement of expenses by affiliate	(40,593)
Reimbursement of expenses-other	(1,451)
Net expenses	442,706
Net investment income	788,281

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	539,214
Futures contracts	(252,989)
286,225

Net change in unrealized appreciation (depreciation) on:
Investment securities	9,607,668
Futures contracts	(178,745)
9,428,923

Net realized and unrealized gain	9,715,148

Net increase in net assets resulting from operations	$10,503,429
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$788,281	$1,698,494
Net realized gain	286,225	471,294
Net change in unrealized appreciation (depreciation)	9,428,923	(8,544,603)
Net increase (decrease) in net assets resulting from operations	10,503,429	(6,374,815)

Distributions to shareholders	—	(4,315,296)

Net decrease in net assets from capital share transactions	(3,774,591)	(4,582,374)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,728,838	(15,272,485)

NET ASSETS
Beginning of period	103,205,036	118,477,521
End of period	$109,933,874	$103,205,036
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS F SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$16.49		$18.18	$16.52	$15.50		$16.01	$15.17
Income from investment operations:
Net investment income (1)	0.13		0.27	0.23	0.24		0.23	0.29
Net realized and unrealized gain (loss)	1.58		(1.26)	1.77	0.78		(0.42)	0.81
Total from investment operations	1.71		(0.99)	2.00	1.02		(0.19)	1.10
Distributions from:
Net investment income	—		(0.25)	(0.23)	—	(2)	(0.22)	(0.16)
Net realized gain	—		(0.45)	(0.11)	—	(2)	(0.10)	(0.10)
Total distributions	—		(0.70)	(0.34)	—	(2)	(0.32)	(0.26)
Total increase (decrease) in net asset value	1.71		(1.69)	1.66	1.02		(0.51)	0.84
Net asset value, ending	$18.20		$16.49	$18.18	$16.52		$15.50	$16.01
Total return (3)	10.37%	(4)	(5.73%)	12.16%	6.61%		(1.22%)	7.25%
Ratios to average net assets: (5)(6)
Total expenses	0.91%	(7)	0.89%	0.89%	0.90%		0.88%	0.93%
Net expenses	0.83%	(7)	0.83%	0.83%	0.83%		0.83%	0.83%
Net investment income	1.48%	(7)	1.51%	1.33%	1.48%		1.42%	1.80%
Portfolio turnover	3%	(4)	11%	9%	10%		21%	36%
Net assets, ending (in thousands)	$109,934		$103,205	$118,478	$110,067		$96,245	$99,765

(1) Computed using average shares outstanding.
(2) Amount is less than $(0.005).
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Amounts do not include the expenses of the Underlying Funds.
(7) Annualized.
See notes to financial statements.

10 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMIANNUAL REPORT (Unaudited)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

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The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$104,118,540	$—	$—	$104,118,540
Short Term Investment of Cash Collateral for Securities Loaned	4,476,462	—	—	4,476,462
Total Investments	$108,595,002	$—	$—	$108,595,002
Futures Contracts	$148,360	$—	$—	$148,360
Total	$108,743,362	$—	$—	$108,743,362
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $224,019.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.83% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $40,593.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $64,005.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $133,345 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $119 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $1,451, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, no expenses were incurred under the Servicing Plan.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,949,870 and $7,279,302, respectively.

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NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$96,196,593
Gross unrealized appreciation	$12,546,769
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$12,546,769
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, futures contracts were used to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Distributable earnings	$148,360	(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($252,989)	($178,745)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2019 was approximately $5,859,000 and $3,053,000, respectively.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan was $19,456,408 and the total value of collateral received was $19,780,111, comprised of cash of $4,476,462 and U.S. Government and/or agencies securities of $15,303,649.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$19,780,111	$—	$—	$—	$19,780,111
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2019.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class F
Shares sold	42,879	$740,490	113,620	$2,049,417
Reinvestment of distributions	—	—	243,252	4,315,296
Shares redeemed	(258,814)	(4,515,081)	(615,999)	(10,947,087)
Net decrease	(215,935)	($3,774,591)	(259,127)	($4,582,374)
At June 30, 2019, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Portfolio (the “Fund”), and the investment sub-advisory agreements with Ameritas Investment Partners, Inc. and Milliman Financial Risk Management LLC (each a “Sub-Adviser” and together, the “Sub-Advisers”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and each Sub-Adviser as well as the Board’s familiarity with the Adviser and each Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes,

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policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2018, and the Fund had underperformed its benchmark index and its blended index for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its custom index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

20 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Advisers Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505 Milliman Financial Risk Management LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24234 6.30.2019

Calvert VP Volatility Managed Moderate Growth Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
16	Board of Directors’ Contract Approval
19	Officers and Directors
20	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenck, CFA, FRM and Maria Schiopu, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	11.00%	4.80%	4.66%	5.32%

S&P 500 Daily Risk Control 10% Index	—	—	9.43%	4.53%	7.95%	9.48%
Moderate Growth Portfolio Blended Benchmark	—	—	13.31	7.83	6.48	7.56

% Total Annual Operating Expense Ratios[3]						Class F
Gross						0.98%
Net						0.92

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity Funds	68.0%
Fixed-Income Funds	32.0%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
S&P 500 Daily Risk Control 10% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 10%. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg Barclays U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective May 1, 2019, the Fund is managed by Kevin L. Keene, Adam Schenck and Maria Schiopu.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$1,110.00	$4.34**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.68	$4.16**	0.83%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

**Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 93.8%
Equity Exchange-Traded Funds - 63.8%
Financial Select Sector SPDR Fund (1)	80,000	2,208,000
iShares Core S&P Mid-Cap ETF (1)	26,000	5,050,760
iShares Russell 2000 ETF (1)	22,000	3,421,000
iShares S&P 500 Growth ETF	28,000	5,018,720
iShares S&P 500 Value ETF	37,000	4,313,090
iShares S&P Mid-Cap 400 Value ETF	4,000	637,880
Technology Select Sector SPDR Fund (1)	15,000	1,170,600
Vanguard FTSE Developed Markets ETF (1)	258,000	10,761,180
Vanguard FTSE Emerging Markets ETF	31,000	1,318,430
Vanguard REIT ETF (1)	27,000	2,359,800
Vanguard S&P 500 ETF	76,000	20,455,400
		56,714,860

Fixed-Income Exchange-Traded Funds - 30.0%
iShares Core U.S. Aggregate Bond ETF	160,000	17,816,000
Vanguard Total Bond Market ETF	107,000	8,888,490
		26,704,490

Total Exchange-Traded Funds (Cost $70,950,579)		83,419,350

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	3,414,015	3,414,015

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,414,015)		3,414,015

TOTAL INVESTMENTS (Cost $74,364,594) - 97.6%		86,833,365
Other assets and liabilities, net - 2.4%		2,147,418
NET ASSETS - 100.0%		88,980,783

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $9,311,443.

www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (Unaudited) 5

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	11	9/20/19	$861,905	$15,309
E-mini S&P 500 Index	23	9/20/19	3,385,830	52,538
E-mini S&P MidCap 400 Index	3	9/20/19	585,000	10,093
MSCI EAFE Index	14	9/20/19	1,346,310	39,329
Total Long				$117,269
See notes to financial statements.

6 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $74,364,594) - including $9,311,443 of securities on loan	$86,833,365
Receivable for variation margin on open futures contracts	38,416
Cash	5,058,345
Receivable for investments sold	82,938
Receivable for capital shares sold	73,421
Dividends receivable	127,668
Securities lending income receivable	1,120
Receivable from affiliate	2,648
Deposits at broker for futures contracts	272,450
Directors’ deferred compensation plan	15,673
Other assets	3,951
Total assets	92,509,995

LIABILITIES
Payable for capital shares redeemed	4,482
Deposits for securities loaned	3,414,015
Payable to affiliates:
Investment advisory fee	30,266
Administrative fee	8,647
Distribution and service fees	18,015
Sub-transfer agency fee	81
Directors’ deferred compensation plan	15,673
Accrued expenses	38,033
Total liabilities	3,529,212
NET ASSETS	$88,980,783

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$74,181,094
Distributable earnings	14,799,689
Total	$88,980,783

NET ASSET VALUE PER SHARE
Class F (based on net assets of $88,980,783 and 4,665,007 shares outstanding)	$19.07
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income	$940,614
Interest income	36,050
Securities lending income, net	10,372
Total investment income	987,036

EXPENSES
Investment advisory fee	181,831
Administrative fee	51,952
Distribution and service fees	108,233
Directors’ fees and expenses	2,805
Custodian fees	20,442
Transfer agency fees and expenses	950
Accounting fees	10,159
Professional fees	13,570
Reports to shareholders	6,231
Miscellaneous	3,861
Total expenses	400,034
Waiver and/or reimbursement of expenses by affiliate	(39,529)
Reimbursement of expenses-other	(1,173)
Net expenses	359,332
Net investment income	627,704

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	510,615
Futures contracts	(565,658)
(55,043)

Net change in unrealized appreciation (depreciation) on:
Investment securities	9,069,855
Futures contracts	(537,435)
8,532,420

Net realized and unrealized gain	8,477,377

Net increase in net assets resulting from operations	$9,105,081
See notes to financial statements.

8 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$627,704	$1,281,410
Net realized gain (loss)	(55,043)	445,369
Net change in unrealized appreciation (depreciation)	8,532,420	(7,774,168)
Net increase (decrease) in net assets resulting from operations	9,105,081	(6,047,389)

Distributions to shareholders	—	(2,393,411)

Net decrease in net assets from capital share transactions	(3,468,916)	(2,903,536)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,636,165	(11,344,336)

NET ASSETS
Beginning of period	83,344,618	94,688,954
End of period	$88,980,783	$83,344,618
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS F SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$17.18		$18.90	$16.69	$15.65	$16.20	$15.47
Income from investment operations:
Net investment income (1)	0.13		0.26	0.23	0.24	0.24	0.26
Net realized and unrealized gain (loss)	1.76		(1.49)	2.19	0.82	(0.61)	0.82
Total from investment operations	1.89		(1.23)	2.42	1.06	(0.37)	1.08
Distributions from:
Net investment income	—		(0.23)	(0.21)	(0.02)	(0.16)	(0.17)
Net realized gain	—		(0.26)	—	—	(0.02)	(0.18)
Total distributions	—		(0.49)	(0.21)	(0.02)	(0.18)	(0.35)
Total increase (decrease) in net asset value	1.89		(1.72)	2.21	1.04	(0.55)	0.73
Net asset value, ending	$19.07		$17.18	$18.90	$16.69	$15.65	$16.20
Total return (2)	11.00%	(3)	(6.69%)	14.55%	6.78%	(2.29%)	6.99%
Ratios to average net assets: (4)(5)
Total expenses	0.92%	(6)	0.89%	0.91%	0.94%	0.90%	1.06%
Net expenses	0.83%	(6)	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	1.45%	(6)	1.40%	1.29%	1.49%	1.48%	1.64%
Portfolio turnover	3%	(3)	14%	8%	6%	16%	46%
Net assets, ending (in thousands)	$88,981		$83,345	$94,689	$81,859	$64,310	$35,428

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Amounts do not include the expenses of the Underlying Funds.
(6) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

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The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$83,419,350	$—	$—	$83,419,350
Short Term Investment of Cash Collateral for Securities Loaned	3,414,015	—	—	3,414,015
Total Investments	$86,833,365	$—	$—	$86,833,365
Futures Contracts	$117,269	$—	$—	$117,269
Total	$86,950,634	$—	$—	$86,950,634
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $181,831.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.83% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $39,529.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $51,952.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $108,233 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $119 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $1,173, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, no expenses were incurred under the Servicing Plan.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,716,466 and $7,713,106, respectively.

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NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,394,585
Gross unrealized appreciation	$12,556,049
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$12,556,049
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, futures contracts were used to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Distributable earnings	$117,269	(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($565,658)	($537,435)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2019 was approximately $4,205,000 and $4,097,000, respectively.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan was $9,311,443 and the total value of collateral received was $9,442,468 comprised of cash of $3,414,015 and U.S. Government and/or agencies securities of $6,028,453.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$9,442,468	$—	$—	$—	$9,442,468
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2019.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class F
Shares sold	74,983	$1,370,831	262,606	$4,913,488
Reinvestment of distributions	—	—	127,241	2,393,411
Shares redeemed	(262,061)	(4,839,747)	(547,958)	(10,210,435)
Net decrease	(187,078)	($3,468,916)	(158,111)	($2,903,536)
At June 30, 2019, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the affiliated underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with Ameritas Investment Partners, Inc. and Milliman Financial Risk Management LLC (each a “Sub-Adviser” and together, the “Sub-Advisers”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and each Sub-Adviser as well as the Board’s familiarity with the Adviser and each Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes,

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policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of its peer universe, its benchmark index and its custom index for the one-, three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its custom index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of a comparable fund. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Advisers Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505 Milliman Financial Risk Management LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

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24236 6.30.2019

Calvert VP Volatility Managed Growth Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
16	Board of Directors’ Contract Approval
19	Officers and Directors
20	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenck, CFA, FRM and Maria Schiopu, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	11.21%	4.38%	4.33%	5.35%

S&P 500 Daily Risk Control 12% Index	—	—	11.11%	5.16%	8.60%	10.63%
Growth Portfolio Blended Benchmark	—	—	15.04	7.69	7.26	8.71

% Total Annual Operating Expense Ratios[3]						Class F
Gross						0.97%
Net						0.93

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity Funds	84.2%
Fixed-Income Funds	15.8%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
S&P 500 Daily Risk Control 12% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 12%. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg Barclays U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective May 1, 2019, the Fund is managed by Kevin L. Keene, Adam Schenck and Maria Schiopu.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$1,112.10	$4.35**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.68	$4.16**	0.83%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.4%
Equity Exchange-Traded Funds - 80.3%
Financial Select Sector SPDR Fund	179,000	4,940,400
iShares Core S&P Mid-Cap ETF (1)	62,000	12,044,120
iShares Russell 2000 ETF (1)	51,000	7,930,500
iShares S&P 500 Growth ETF (1)	85,000	15,235,400
iShares S&P 500 Value ETF (1)	105,000	12,239,850
iShares S&P Mid-Cap 400 Value ETF	9,000	1,435,230
Technology Select Sector SPDR Fund	29,000	2,263,160
Vanguard FTSE Developed Markets ETF (1)	575,000	23,983,250
Vanguard FTSE Emerging Markets ETF	67,000	2,849,510
Vanguard REIT ETF (1)	66,000	5,768,400
Vanguard S&P 500 ETF	137,000	36,873,550
		125,563,370

Fixed-Income Exchange-Traded Funds - 15.1%
iShares Core U.S. Aggregate Bond ETF	212,000	23,606,200

Total Exchange-Traded Funds (Cost $121,302,645)		149,169,570

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	9,589,059	9,589,059

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,589,059)		9,589,059

TOTAL INVESTMENTS (Cost $130,891,704) - 101.5%		158,758,629
Other assets and liabilities, net - (1.5%)		(2,338,299)
NET ASSETS - 100.0%		156,420,330

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $36,741,310.

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FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	16	9/20/19	$1,253,680	$22,268
E-mini S&P 500 Index	39	9/20/19	5,741,190	89,086
E-mini S&P MidCap 400 Index	6	9/20/19	1,170,000	20,185
MSCI EAFE Index	24	9/20/19	2,307,960	67,422
Total Long				$198,961
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $130,891,704) - including $36,741,310 of securities on loan	$158,758,629
Receivable for variation margin on open futures contracts	65,025
Cash	6,922,443
Dividends receivable	244,477
Securities lending income receivable	4,843
Receivable from affiliate	2,590
Deposits at broker for futures contracts	461,500
Directors’ deferred compensation plan	27,621
Other assets	6,895
Total assets	166,494,023

LIABILITIES
Payable for capital shares redeemed	319,438
Deposits for securities loaned	9,589,059
Payable to affiliates:
Investment advisory fee	53,524
Administrative fee	15,292
Distribution and service fees	31,859
Sub-transfer agency fee	63
Directors’ deferred compensation plan	27,621
Accrued expenses	36,837
Total liabilities	10,073,693
NET ASSETS	$156,420,330

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$128,902,144
Distributable earnings	27,518,186
Total	$156,420,330

NET ASSET VALUE PER SHARE
Class F (based on net assets of $156,420,330 and 7,960,507 shares outstanding)	$19.65
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income	$1,667,465
Interest income	66,157
Securities lending income, net	25,499
Total investment income	1,759,121

EXPENSES
Investment advisory fee	329,522
Administrative fee	94,149
Distribution and service fees	196,144
Directors’ fees and expenses	5,036
Custodian fees	30,619
Transfer agency fees and expenses	879
Accounting fees	18,755
Professional fees	15,747
Reports to shareholders	2,530
Miscellaneous	5,668
Total expenses	699,049
Waiver and/or reimbursement of expenses by affiliate	(45,760)
Reimbursement of expenses-other	(2,091)
Net expenses	651,198
Net investment income	1,107,923

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	839,342
Futures contracts	(2,284,179)
(1,444,837)

Net change in unrealized appreciation (depreciation) on:
Investment securities	18,812,839
Futures contracts	(1,956,311)
16,856,528

Net realized and unrealized gain	15,411,691

Net increase in net assets resulting from operations	$16,519,614
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$1,107,923	$2,105,190
Net realized loss	(1,444,837)	(584,737)
Net change in unrealized appreciation (depreciation)	16,856,528	(13,670,021)
Net increase (decrease) in net assets resulting from operations	16,519,614	(12,149,568)

Distributions to shareholders	—	(1,781,206)

Net increase (decrease) in net assets from capital share transactions	(10,146,280)	7,698,944

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,373,334	(6,231,830)

NET ASSETS
Beginning of period	150,046,996	156,278,826
End of period	$156,420,330	$150,046,996
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
CLASS F SHARES			2018	2017	2016	2015		2014
Net asset value, beginning	$17.67		$19.31	$16.70	$15.82	$16.60		$15.88
Income from investment operations:
Net investment income (1)	0.13		0.25	0.23	0.24	0.23		0.26
Net realized and unrealized gain (loss)	1.85		(1.68)	2.59	0.64	(0.82)		0.63
Total from investment operations	1.98		(1.43)	2.82	0.88	(0.59)		0.89
Distributions from:
Net investment income	—		(0.21)	(0.21)	—	(0.19)		(0.17)
Net realized gain	—		—	—	—	—	(2)	—
Total distributions	—		(0.21)	(0.21)	—	(0.19)		(0.17)
Total increase (decrease) in net asset value	1.98		(1.64)	2.61	0.88	(0.78)		0.72
Net asset value, ending	$19.65		$17.67	$19.31	$16.70	$15.82		$16.60
Total return (3)	11.21%	(4)	(7.50%)	16.92%	5.56%	(3.51%)		5.61%
Ratios to average net assets: (5)(6)
Total expenses	0.89%	(7)	0.87%	0.87%	0.90%	0.86%		0.94%
Net expenses	0.83%	(7)	0.83%	0.83%	0.83%	0.83%		0.83%
Net investment income	1.41%	(7)	1.32%	1.25%	1.48%	1.37%		1.57%
Portfolio turnover	5%	(4)	13%	7%	10%	17%		30%
Net assets, ending (in thousands)	$156,420		$150,047	$156,279	$128,460	$113,084		$82,389

(1) Computed using average shares outstanding.
(2) Amount is less than $(0.005).
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Amounts do not include the expenses of the Underlying Funds.
(7) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s "fair value", which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

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The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$149,169,570	$—	$—	$149,169,570
Short Term Investment of Cash Collateral for Securities Loaned	9,589,059	—	—	9,589,059
Total Investments	$158,758,629	$—	$—	$158,758,629
Futures Contracts	$198,961	$—	$—	$198,961
Total	$158,957,590	$—	$—	$158,957,590
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $329,522.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.83% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $45,760.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $94,149.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $196,144 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $86 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $2,091, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, no expenses were incurred under the Servicing Plan.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,795,754 and $17,975,195, respectively.

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NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $96,972 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $96,972 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,896,777
Gross unrealized appreciation	$28,060,813
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$28,060,813
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, futures contracts were used to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Distributable earnings	$198,961	(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($2,284,179)	($1,956,311)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2019 was approximately $5,067,000 and $13,618,000 respectively.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

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The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan was $36,741,310 and the total value of collateral received was $37,329,536, comprised of cash of $9,589,059 and U.S. Government and/or agencies securities of $27,740,477.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$37,329,536	$—	$—	$—	$37,329,536
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2019.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class F
Shares sold	206,817	$3,905,337	780,219	$15,007,871
Reinvestment of distributions	—	—	90,785	1,781,206
Shares redeemed	(736,471)	(14,051,617)	(475,248)	(9,090,133)
Net increase (decrease)	(529,654)	($10,146,280)	395,756	$7,698,944
At June 30, 2019, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with Ameritas Investment Partners, Inc. and Milliman Financial Risk Management LLC (each a “Sub-Adviser” and together, the “Sub-Advisers”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and each Sub-Adviser as well as the Board’s familiarity with the Adviser and each Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes,

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policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe, its benchmark index and its custom index for the one-, three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its custom index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of a comparable fund. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Advisers Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505 Milliman Financial Risk Management LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24238 6.30.2019

Calvert VP Nasdaq 100 Index Portfolio
Important Note.  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable.  Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Semiannual Report June 30, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
21	Board of Directors’ Contract Approval
24	Officers and Directors
25	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	21.57%	9.60%	15.48%	18.54%
Class F at NAV	10/30/2015	04/27/2000	21.42	9.34	15.26	18.43

NASDAQ-100® Index	—	—	21.85%	10.16%	16.13%	19.23%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.60%	0.84%
Net					0.48	0.73

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	43.6%	Microsoft Corp.	10.8%
Communication Services	21.0%	Amazon.com, Inc.	9.8%
Consumer Discretionary	16.6%	Apple, Inc.	9.6%
Health Care	7.8%	Facebook, Inc., Class A	4.9%
Consumer Staples	5.9%	Alphabet, Inc., Class C	4.0%
Industrials	2.4%	Alphabet, Inc., Class A	3.5%
Exchange-Traded Funds	1.8%	Cisco Systems, Inc.	2.7%
Utilities	0.4%	Intel Corp.	2.5%
Financials	0.3%	Comcast Corp., Class A	2.2%
U.S. Treasury Obligations	0.2%	PepsiCo, Inc.	2.1%
Total	100.0%	Total	52.1%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
NASDAQ-100® Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,215.70	$2.64**	0.48%
Class F	$1,000.00	$1,214.20	$4.01**	0.73%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41**	0.48%
Class F	$1,000.00	$1,021.17	$3.66**	0.73%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges.

**Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.0%
Airlines - 0.4%
American Airlines Group, Inc.	8,279	269,978
United Continental Holdings, Inc. (1)	4,917	430,484
		700,462

Automobiles - 0.5%
Tesla, Inc. (1)(2)	3,325	743,004

Beverages - 2.6%
Monster Beverage Corp. (1)	10,194	650,683
PepsiCo, Inc.	26,290	3,447,408
		4,098,091

Biotechnology - 5.3%
Alexion Pharmaceuticals, Inc. (1)	4,205	550,771
Amgen, Inc.	11,439	2,107,979
Biogen, Inc. (1)	3,626	848,013
BioMarin Pharmaceutical, Inc. (1)	3,358	287,613
Celgene Corp. (1)	13,226	1,222,611
Gilead Sciences, Inc.	23,847	1,611,103
Incyte Corp. (1)	4,022	341,709
Regeneron Pharmaceuticals, Inc. (1)	2,020	632,260
Vertex Pharmaceuticals, Inc. (1)	4,803	880,774
		8,482,833

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,961	465,326

Communications Equipment - 2.7%
Cisco Systems, Inc.	80,281	4,393,779

Electric Utilities - 0.4%
Xcel Energy, Inc.	9,652	574,197

Entertainment - 3.0%
Activision Blizzard, Inc.	14,366	678,075
Electronic Arts, Inc. (1)	5,539	560,879
NetEase, Inc. ADR	1,350	345,289
Netflix, Inc. (1)	8,200	3,012,024
Take-Two Interactive Software, Inc. (1)	2,088	237,051
		4,833,318

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	8,250	2,180,145
Walgreens Boots Alliance, Inc.	17,147	937,426
		3,117,571

Food Products - 1.3%
Kraft Heinz Co. (The)	22,869	709,854
Mondelez International, Inc., Class A	27,014	1,456,054
		2,165,908

Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (1)	1,500	410,550
IDEXX Laboratories, Inc. (1)	1,613	444,107
Intuitive Surgical, Inc. (1)	2,165	1,135,651
		1,990,308

Health Care Providers & Services - 0.1%
Henry Schein, Inc. (1)	2,795	195,370

Health Care Technology - 0.3%
Cerner Corp.	6,041	442,805

Hotels, Restaurants & Leisure - 1.9%
Marriott International, Inc., Class A	6,245	876,111
Starbucks Corp.	22,715	1,904,199
Wynn Resorts Ltd.	1,994	247,236
		3,027,546

Insurance - 0.3%
Willis Towers Watson plc	2,424	464,293

Interactive Media & Services - 12.8%
Alphabet, Inc., Class A (1)	5,201	5,631,643
Alphabet, Inc., Class C (1)	5,930	6,409,796
Baidu, Inc. ADR (1)	5,226	613,323
Facebook, Inc., Class A (1)	40,984	7,909,912
		20,564,674

Internet & Direct Marketing Retail - 12.2%
Amazon.com, Inc. (1)	8,321	15,756,895
Booking Holdings, Inc. (1)	812	1,522,265
Ctrip.com International Ltd. ADR (1)	9,133	337,099
eBay, Inc.	16,345	645,627
Expedia Group, Inc.	2,551	339,360
JD.com, Inc. ADR (1)(2)	17,352	525,592
MercadoLibre, Inc. (1)	925	565,887
		19,692,725

6 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IT Services - 3.9%
Automatic Data Processing, Inc.	8,162	1,349,423
Cognizant Technology Solutions Corp., Class A	10,616	672,948
Fiserv, Inc. (1)(2)	7,360	670,938
Paychex, Inc.	6,740	554,635
PayPal Holdings, Inc. (1)	22,035	2,522,126
VeriSign, Inc. (1)	2,216	463,499
		6,233,569

Leisure Products - 0.2%
Hasbro, Inc.	2,319	245,072

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (1)	2,757	1,014,990

Machinery - 0.3%
PACCAR, Inc.	6,497	465,575

Media - 4.0%
Charter Communications, Inc., Class A (1)	4,190	1,655,804
Comcast Corp., Class A	84,944	3,591,432
Fox Corp., Class A (1)	6,458	236,621
Fox Corp., Class B (1)	4,880	178,267
Liberty Global plc, Class A (1)	3,794	102,400
Liberty Global plc, Class C (1)	9,696	257,235
Sirius XM Holdings, Inc. (2)	86,405	482,140
		6,503,899

Multiline Retail - 0.3%
Dollar Tree, Inc. (1)	4,456	478,530

Pharmaceuticals - 0.1%
Mylan NV (1)	9,453	179,985

Professional Services - 0.3%
Verisk Analytics, Inc.	3,069	449,486

Road & Rail - 0.8%
CSX Corp.	15,175	1,174,090
JB Hunt Transport Services, Inc.	2,005	183,277
		1,357,367

Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (1)	20,284	616,025
Analog Devices, Inc.	6,935	782,753
Applied Materials, Inc.	17,503	786,060
ASML Holding NV	1,373	285,488

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Broadcom, Inc.	7,424	2,137,073
Intel Corp.	83,962	4,019,261
KLA-Tencor Corp.	3,031	358,264
Lam Research Corp.	2,813	528,394
Maxim Integrated Products, Inc.	5,080	303,886
Microchip Technology, Inc. (2)	4,462	386,855
Micron Technology, Inc. (1)	20,667	797,539
NVIDIA Corp.	11,421	1,875,671
NXP Semiconductors NV	6,165	601,766
QUALCOMM, Inc.	22,799	1,734,320
Skyworks Solutions, Inc.	3,255	251,514
Texas Instruments, Inc.	17,595	2,019,202
Xilinx, Inc.	4,762	561,535
		18,045,606

Software - 15.0%
Adobe, Inc. (1)	9,151	2,696,342
Autodesk, Inc. (1)	4,129	672,614
Cadence Design Systems, Inc. (1)	5,270	373,169
Check Point Software Technologies Ltd. (1)	2,864	331,107
Citrix Systems, Inc.	2,428	238,284
Intuit, Inc.	4,862	1,270,586
Microsoft Corp.	129,434	17,338,979
Symantec Corp.	11,713	254,875
Synopsys, Inc. (1)	2,811	361,748
Workday, Inc., Class A (1)	3,038	624,552
		24,162,256

Specialty Retail - 1.0%
O’Reilly Automotive, Inc. (1)	1,468	542,162
Ross Stores, Inc.	6,845	678,476
Ulta Beauty, Inc. (1)	1,096	380,192
		1,600,830

Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	77,720	15,382,343
NetApp, Inc.	4,553	280,920
Western Digital Corp.	5,362	254,963
		15,918,226

Textiles, Apparel & Luxury Goods - 0.3%
lululemon Athletica, Inc. (1)	2,305	415,384

Trading Companies & Distributors - 0.2%
Fastenal Co.	10,739	349,984

8 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. (1)	16,022	1,187,871

Total Common Stocks (Cost $55,159,119)		154,560,840

EXCHANGE-TRADED FUNDS - 1.7%
Invesco QQQ TM Trust, Series 1 (2)	15,000	2,801,100

Total Exchange-Traded Funds (Cost $2,534,090)		2,801,100

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bill, 0.00%, 2/27/20 (3)	400,000	394,821

Total U.S. Treasury Obligations (Cost $393,964)		394,821

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	1,998,280	1,998,280

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,998,280)		1,998,280

TOTAL INVESTMENTS (Cost $60,085,453) - 99.2%		159,755,041
Other assets and liabilities, net - 0.8%		1,259,859
NET ASSETS - 100.0%		161,014,900

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $4,098,355.
(3) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
ADR:	American Depositary Receipt

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini NASDAQ 100 Index	24	9/20/19	$3,693,000	$90,432
See notes to financial statements.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $60,085,453) - including $4,098,355 of securities on loan	$159,755,041
Receivable for variation margin on open futures contracts	1,560
Cash	3,341,104
Receivable for capital shares sold	42,970
Dividends and interest receivable	52,490
Securities lending income receivable	1,006
Receivable from affiliate	16,166
Directors’ deferred compensation plan	26,011
Other assets	6,427
Total assets	163,242,775

LIABILITIES
Payable for capital shares redeemed	79,919
Deposits for securities loaned	1,998,280
Payable to affiliates:
Investment advisory fee	38,706
Administrative fee	15,482
Distribution and service fees	599
Sub-transfer agency fee	61
Directors’ deferred compensation plan	26,011
Accrued expenses	68,817
Total liabilities	2,227,875
NET ASSETS	$161,014,900

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(10,000,000 shares per class of $0.10 par value authorized)	$53,667,863
Distributable earnings	107,347,037
Total	$161,014,900

NET ASSET VALUE PER SHARE
Class I (based on net assets of $157,832,941 and 2,029,236 shares outstanding)	$77.78
Class F (based on net assets of $3,181,959 and 41,335 shares outstanding)	$76.98
See notes to financial statements.

10 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $917)	$803,207
Interest income	44,491
Securities lending income, net	8,006
Total investment income	855,704

EXPENSES
Investment advisory fee	227,031
Administrative fee	90,812
Distribution and service fees:
Class F	2,997
Directors’ fees and expenses	4,952
Custodian fees	12,236
Transfer agency fees and expenses	37,311
Accounting fees	17,867
Professional fees	17,236
Reports to shareholders	14,190
Licensing fees	21,403
Miscellaneous	5,042
Total expenses	451,077
Waiver and/or reimbursement of expenses by affiliate	(82,496)
Reimbursement of expenses-other	(2,335)
Net expenses	366,246
Net investment income	489,458

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	1,157,504
Futures contracts	938,257
2,095,761

Net change in unrealized appreciation (depreciation) on:
Investment securities	25,991,442
Futures contracts	170,797
26,162,239

Net realized and unrealized gain	28,258,000

Net increase in net assets resulting from operations	$28,747,458
Net decrease in net assets resulting from operations

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$489,458	$838,857
Net realized gain	2,095,761	4,129,083
Net change in unrealized appreciation (depreciation)	26,162,239	(5,525,226)
Net increase (decrease) in net assets resulting from operations	28,747,458	(557,286)

Distributions to shareholders:
Class I shares	—	(3,147,915)
Class F shares	—	(43,192)
Total distributions to shareholders	—	(3,191,107)

Capital share transactions:
Class I shares	(1,261,905)	1,014,102
Class F shares	982,382	(133,295)
Net increase (decrease) in net assets from capital share transactions	(279,523)	880,807

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,467,935	(2,867,586)

NET ASSETS
Beginning of period	132,546,965	135,414,551
End of period	$161,014,900	$132,546,965

See notes to financial statements.

12 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (1) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2018 (1)	2017 (1)	2016 (1)	2015 (1)	2014
Net asset value, beginning	$63.98		$65.60	$50.26	$48.91	$45.59	$42.98
Income from investment operations:
Net investment income	0.24		0.41	0.40	0.34	0.29	0.53
Net realized and unrealized gain (loss)	13.56		(0.46)	15.82	2.91	3.87	7.55
Total from investment operations	13.80		(0.05)	16.22	3.25	4.16	8.08
Distributions from:
Net investment income	—		(0.40)	(0.30)	(0.26)	(0.03)	(0.57)
Net realized gain	—		(1.17)	(0.58)	(1.64)	(0.81)	(4.90)
Total distributions	—		(1.57)	(0.88)	(1.90)	(0.84)	(5.47)
Total increase (decrease) in net asset value	13.80		(1.62)	15.34	1.35	3.32	2.61
Net asset value, ending	$77.78		$63.98	$65.60	$50.26	$48.91	$45.59
Total return (2)	21.57%	(3)	(0.47%)	32.35%	6.59%	9.07%	18.66%
Ratios to average net assets: (4)
Total expenses	0.59%	(5)	0.60%	0.60%	0.66%	0.62%	0.63%
Net expenses	0.48%	(5)	0.48%	0.48%	0.64%	0.62%	0.63%
Net investment income	0.65%	(5)	0.58%	0.67%	0.69%	0.61%	1.07%
Portfolio turnover	1%	(3)	7%	3%	5%	8%	11%
Net assets, ending (in thousands)	$157,833		$130,777	$133,473	$104,449	$93,676	$82,697

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2015 (1)
CLASS F SHARES			2018	2017	2016
Net asset value, beginning	$63.40		$65.18	$50.07	$48.91	$50.24
Income from investment operations:
Net investment income (2)	0.15		0.23	0.23	0.18	0.06
Net realized and unrealized gain (loss)	13.43		(0.44)	15.76	2.93	(0.58)
Total from investment operations	13.58		(0.21)	15.99	3.11	(0.52)
Distributions from:
Net investment income	—		(0.40)	(0.30)	(0.31)	—
Net realized gain	—		(1.17)	(0.58)	(1.64)	(0.81)
Total distributions	—		(1.57)	(0.88)	(1.95)	(0.81)
Total increase (decrease) in net asset value	13.58		(1.78)	15.11	1.16	(1.33)
Net asset value, ending	$76.98		$63.40	$65.18	$50.07	$48.91
Total return (3)	21.42%	(4)	(0.72%)	32.01%	6.30%	(1.07%)	(4)
Ratios to average net assets: (5)
Total expenses	0.84%	(6)	0.84%	1.01%	1.48%	0.87%	(6)
Net expenses	0.73%	(6)	0.73%	0.73%	0.94%	0.87%	(6)
Net investment income	0.40%	(6)	0.33%	0.39%	0.36%	0.71%	(6)
Portfolio turnover	1%	(4)	7%	3%	5%	8%	(4)
Net assets, ending (in thousands)	$3,182		$1,770	$1,942	$1,088	$99

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

NOTES TO FINANCIAL STATEMENTS
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may

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include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$154,560,840	(1)	$—	$—	$154,560,840
Exchange-Traded Funds	2,801,100		—	—	2,801,100
U.S. Treasury Obligations	—		394,821	—	394,821
Short Term Investment of Cash Collateral for Securities Loaned	1,998,280		—	—	1,998,280
Total Investments	$159,360,220		$394,821	$—	$159,755,041

Futures Contracts	$90,432		$—	$—	$90,432
Total	$159,450,652		$394,821	$—	$159,450,652

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

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F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $227,031.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $82,496.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $90,812.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $2,997 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $130 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing

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the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $2,335, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2019, expenses incurred under the Servicing Plan amounted to $35,601 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,924,970 and $2,130,595, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,046,018
Gross unrealized appreciation	$102,207,096
Gross unrealized depreciation	(2,407,641)
Net unrealized appreciation (depreciation)	$99,799,455
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Distributable earnings	$90,432	(1)	$—

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$938,257	$170,797
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2019 was approximately $5,209,000.

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NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan was $4,098,355 and the total value of collateral received was $4,184,874, comprised of cash of $1,998,280 and U.S. Government and/or agencies securities of $2,186,594.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,797,571	$—	$—	$—	$2,797,571
Exchange-Traded Funds	1,387,303	$—	$—	$—	1,387,303
Total	$4,184,874	$—	$—	$—	$4,184,874
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2019.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	110,819	$8,025,893	231,179	$16,599,420
Reinvestment of distributions	—	—	41,241	3,147,915
Shares redeemed	(125,497)	(9,287,798)	(263,254)	(18,733,233)
Net increase (decrease)	(14,678)	($1,261,905)	9,166	$1,014,102

Class F
Shares sold	14,067	$1,029,787	657	$43,443
Reinvestment of distributions	—	—	571	43,192
Shares redeemed	(649)	(47,405)	(3,106)	(219,930)
Net increase (decrease)	13,418	$982,382	(1,878)	($133,295)
At June 30, 2019, separate accounts of an insurance company that is an affiliate of AIP owned 47.2% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 38.2%.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Nasdaq 100 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-year period ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-year period ended September 30, 2018 and underperformed the index the Fund is designed to track for the one-year period ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

24 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

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Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

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None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (Unaudited) 25

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24230 6.30.2019

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.  Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date:     August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     August 26, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     August 26, 2019